UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Emerging Markets Equity Fund

SEMIANNUAL REPORT

November 30, 2011

FEM-SEM

MFS® EMERGING MARKETS EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating and the long-term debt ratings of 15 eurozone nations put on negative watch.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co Ltd	5.2%
Taiwan Semiconductor Manufacturing Co Ltd	2.7%
Petroleo Brasileiro SA ADR	1.9%
Sberbank of Russia	1.9%
Vale SA ADR	1.9%
Gazprom OAO ADR	1.9%
MTN Group Ltd	1.8%
China Construction Bank Corp	1.8%
Reliance Industries Ltd	1.6%
China Unicom Hong Kong Ltd ADR	1.6%

Equity sectors
Financial Services	23.1%
Technology	13.5%
Retailing	11.5%
Energy	10.9%
Utilities & Communications	10.1%
Basic Materials	7.5%
Special Products & Services	5.3%
Autos & Housing	5.0%
Consumer Staples	4.7%
Leisure	2.8%
Industrial Goods & Services	2.0%
Health Care	1.6%
Transportation	1.0%

Issuer country weightings (x)
Brazil	16.8%
China	12.6%
South Korea	12.2%
Taiwan	7.5%
South Africa	7.3%
India	7.2%
Russia	6.0%
Hong Kong	5.9%
Mexico	5.3%
Other Countries	19.2%

Currency exposure weightings (y)
Hong Kong Dollar	19.2%
Brazilian Real	16.4%
South Korean Won	12.2%
United States Dollar	8.8%
Taiwan Dollar	7.5%
South African Rand	7.3%
Indian Rupee	7.2%
Mexican Peso	5.3%
Indonesian Rupiah	2.3%
Other Countries	13.8%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 11/30/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2011 through November 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2011 through November 30, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/11	Ending Account Value 11/30/11	Expenses Paid During Period (p) 6/01/11-11/30/11
A	Actual	1.67%	$1,000.00	$826.42	$7.63
	Hypothetical (h)	1.67%	$1,000.00	$1,016.65	$8.42
B	Actual	2.42%	$1,000.00	$823.49	$11.03
	Hypothetical (h)	2.42%	$1,000.00	$1,012.90	$12.18
C	Actual	2.42%	$1,000.00	$823.27	$11.03
	Hypothetical (h)	2.42%	$1,000.00	$1,012.90	$12.18
I	Actual	1.42%	$1,000.00	$827.59	$6.49
	Hypothetical (h)	1.42%	$1,000.00	$1,017.90	$7.16
R1	Actual	2.42%	$1,000.00	$823.59	$11.03
	Hypothetical (h)	2.42%	$1,000.00	$1,012.90	$12.18
R2	Actual	1.92%	$1,000.00	$825.53	$8.76
	Hypothetical (h)	1.92%	$1,000.00	$1,015.40	$9.67
R3	Actual	1.67%	$1,000.00	$826.48	$7.63
	Hypothetical (h)	1.67%	$1,000.00	$1,016.65	$8.42
R4	Actual	1.42%	$1,000.00	$827.63	$6.49
	Hypothetical (h)	1.42%	$1,000.00	$1,017.90	$7.16

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%
Issuer	Shares/Par	Value ($)

Airlines - 1.0%
Copa Holdings S.A., “A”	37,250	$2,404,859
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	71,600	4,036,092

		$6,440,951
Alcoholic Beverages - 0.9%
Companhia de Bebidas das Americas, ADR	171,270	$5,888,263

Apparel Manufacturers - 4.8%
Arezzo Industria e Comercio S.A.	222,240	$2,949,518
Cia.Hering S.A.	147,500	3,123,980
Li & Fung Ltd.	3,216,000	6,568,459
O’Key Group S.A., GDR	983,310	6,438,378
Stella International Holdings	3,318,000	7,707,828
Top Glove Corp.	2,195,700	3,242,230

		$30,030,393
Automotive - 3.3%
Geely Automobile Holdings Ltd.	11,130,000	$2,722,177
Guangzhou Automobile Group Co. Ltd., “H”	2,988,000	2,769,945
Kia Motors Corp.	146,840	9,316,040
Mando Corp.	33,656	6,125,184

		$20,933,346
Brokerage & Asset Managers - 2.1%
BM&F Bovespa S.A.	1,171,400	$6,399,996
Bolsa Mexicana de Valores S.A. de C.V.	2,116,500	3,580,856
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	228,000	3,315,951

		$13,296,803
Business Services - 2.8%
Cielo S.A.	76,604	$2,039,695
Infosys Technologies Ltd., ADR	186,720	9,638,486
LPS Brasil - Consultoria de Imoveis S.A.	170,600	2,548,127
Multiplus S.A.	100,240	1,757,186
Redecard S.A.	97,700	1,647,828

		$17,631,322

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 1.8%
Dish TV India Ltd. (a)	2,114,105	$2,613,662
Naspers Ltd.	188,544	8,516,391

		$11,130,053
Computer Software - 0.3%
Totvs S.A.	114,500	$2,064,147

Computer Software - Systems - 2.1%
Hon Hai Precision Industry Co. Ltd.	3,512,645	$9,535,142
NICE Systems Ltd., ADR (a)	100,410	3,371,768

		$12,906,910
Conglomerates - 1.5%
Alfa S.A de C.V., “A”	92,060	$1,080,152
First Pacific Co. Ltd.	7,358,000	8,201,461

		$9,281,613
Construction - 1.7%
Anhui Conch Cement Co. Ltd.	1,235,000	$4,034,381
Corporacion GEO S.A.B. de C.V., “B” (a)	931,650	1,072,005
Corporacion Moctezuma S.A. de C.V.	969,100	2,028,353
Duratex S.A.	359,132	1,825,102
Urbi Desarrollos Urbanos S.A. de C.V. (a)	1,757,090	2,041,128

		$11,000,969
Consumer Products - 2.2%
Dabur India Ltd.	3,593,101	$6,614,123
Hengan International Group Co. Ltd.	577,000	5,461,643
Kimberly-Clark de Mexico S.A. de C.V., “A”	306,570	1,623,259

		$13,699,025
Consumer Services - 1.0%
Anhanguera Educacional Participacoes S.A.	391,100	$3,784,804
Kroton Educacional S.A., IEU (a)	251,743	2,617,175

		$6,401,979
Electronics - 10.0%
Samsung Electronics Co. Ltd.	35,918	$32,608,815
Seoul Semiconductor Co. Ltd.	122,105	2,307,172
Siliconware Precision Industries Co. Ltd.	9,800,000	8,981,637
Taiwan Semiconductor Manufacturing Co. Ltd.	6,726,695	16,939,598
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	155,979	2,015,249

		$62,852,471

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 6.5%
Bankers Petroleum Ltd. (a)	541,460	$2,702,124
China Shenhua Energy Co. Ltd.	1,375,000	6,077,124
CNOOC Ltd.	3,148,000	6,071,738
INPEX Corp.	865	5,813,231
Oil & Natural Gas Corp. Ltd.	345,464	1,785,778
Reliance Industries Ltd.	680,834	10,333,607
Turkiye Petrol Rafinerileri AS	354,610	8,095,533

		$40,879,135
Energy - Integrated - 3.8%
OAO Gazprom, ADR	1,009,430	$11,695,055
Petroleo Brasileiro S.A., ADR	451,410	12,183,556

		$23,878,611
Food & Beverages - 1.6%
Embotelladoras Arca S.A. de C.V.	325,992	$1,475,311
M. Dias Branco S.A. Industria e Comercio de Alimentos	163,300	4,027,528
Tiger Brands Ltd.	145,508	4,402,678

		$9,905,517
Food & Drug Stores - 1.1%
CP All PLC	2,096,600	$3,363,170
Dairy Farm International Holdings Ltd.	384,300	3,264,846

		$6,628,016
Gaming & Lodging - 0.6%
Minor International PLC	2,649,800	$901,119
Sands China Ltd. (a)	845,200	2,551,606

		$3,452,725
General Merchandise - 5.0%
Bim Birlesik Magazalar A.S.	49,167	$1,395,518
Clicks Group Ltd.	1,259,700	6,930,692
E-Mart Co. Ltd. (a)	31,097	7,974,779
Lojas Renner S.A.	97,000	2,907,291
Mr. Price Group Ltd.	1,006,964	9,958,573
Shinsegae Co. Ltd.	11,026	2,387,758

		$31,554,611
Insurance - 1.9%
Brazil Insurance Participacoes e Administracao S.A.	520,300	$5,135,817
China Pacific Insurance Co. Ltd.	2,381,400	6,856,388

		$11,992,205

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 2.0%
BEML Ltd.	97,706	$958,856
Glory Ltd.	142,800	3,077,795
Sinotruk Hong Kong Ltd.	6,578,500	3,443,700
TK Corp. (a)	232,201	5,290,108

		$12,770,459
Major Banks - 2.7%
Bank of China Ltd.	24,226,000	$7,927,530
Erste Group Bank AG	110,375	1,920,057
Standard Chartered PLC	338,881	7,391,302

		$17,238,889
Medical & Health Technology & Services - 1.1%
Diagnosticos da America S.A.	542,000	$3,926,342
Fleury S.A.	254,500	2,899,162

		$6,825,504
Metals & Mining - 5.4%
Companhia Siderurgica Nacional S.A., ADR	209,770	$1,741,091
Gerdau S.A., ADR	228,350	1,753,728
Grupo Mexico S.A.B. de C.V., “B”	920,106	2,486,545
Maanshan Iron & Steel Co. Ltd.	4,656,000	1,365,493
Mining & Metallurgical Co. Norilsk Nickel, ADR	232,222	4,109,713
MOIL Ltd.	549,248	2,434,556
POSCO	8,635	2,913,211
Steel Authority of India Ltd.	2,046,949	3,222,426
Ternium S.A., ADR	110,000	1,834,800
Vale S.A., ADR	515,960	11,996,070

		$33,857,633
Network & Telecom - 1.1%
HTC Corp.	158,842	$2,612,226
Vtech Holdings Ltd.	436,400	4,347,020

		$6,959,246
Oil Services - 0.6%
Tenaris S.A., ADR	108,530	$4,045,998

Other Banks & Diversified Financials - 14.8%
Banco Santander Chile, ADR	18,220	$1,215,456
Banco Santander S.A., IEU	516,600	3,973,736
Bancolombia S.A., ADR	23,330	1,347,541
Bangkok Bank Public Co. Ltd.	1,334,800	6,935,140

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Bank Negara Indonesia PT	12,911,500	$5,590,833
Bumiputra-Commerce Holdings Berhad	3,057,100	7,042,095
China Construction Bank	15,474,490	11,034,250
Chinatrust Financial Holding Co. Ltd.	7,596,602	4,311,012
Commercial International Bank, GDR	794,804	3,059,995
Credicorp Ltd.	44,080	4,787,970
CSU Cardsystem S.A.	919,940	2,401,148
Hana Financial Group, Inc.	225,720	8,260,887
Housing Development Finance Corp. Ltd.	329,773	4,117,709
ICICI Bank Ltd.	246,084	3,448,382
Itau Unibanco Multiplo S.A., ADR	145,071	2,582,264
Komercni Banka A.S.	50,024	8,259,607
Sberbank of Russia	4,172,370	12,055,884
Turkiye Garanti Bankasi A.S.	833,419	2,859,971

		$93,283,880
Pharmaceuticals - 0.5%
Genomma Lab Internacional S.A., “B” (a)	1,536,400	$3,268,684

Precious Metals & Minerals - 0.7%
Gold Fields Ltd.	270,632	$4,570,671

Real Estate - 1.6%
Asian Property Development PLC	10,794,300	$1,676,112
Brasil Brokers Participacoes	1,104,300	3,718,963
Hang Lung Properties Ltd.	1,489,000	4,515,944

		$9,911,019
Restaurants - 0.4%
Ajisen China Holdings Ltd.	2,064,000	$2,622,778

Specialty Chemicals - 1.4%
Chugoku Marine Paints Ltd.	606,000	$4,085,617
Formosa Plastics Corp.	1,051,000	2,825,172
Mexichem S.A.B de C.V.	463,900	1,608,847

		$8,519,636
Specialty Stores - 0.6%
GOME Electrical Appliances Holdings Ltd.	9,735,000	$2,525,120
PT Mitra Adiperkasa Tbk	2,566,000	1,524,499

		$4,049,619

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 4.7%
America Movil S.A.B. de C.V., “L”, ADR	371,250	$8,843,175
China Mobile Ltd.	358,000	3,529,206
Mobile TeleSystems OJSC, ADR	189,955	3,282,422
MTN Group Ltd.	646,827	11,637,677
Tim Participacoes S.A., ADR	83,559	1,989,540

		$29,282,020
Telephone Services - 3.4%
China Unicom Ltd.	1,408,000	$3,032,562
China Unicom Ltd., ADR	466,500	10,062,405
Empresa Nacional de Telecomunicaciones S.A.	68,405	1,386,274
PT XL Axiata Tbk	13,565,000	7,130,208

		$21,611,449
Utilities - Electric Power - 2.0%
Aguas Andinas S.A.	4,358,605	$2,409,003
Eletropaulo Metropolitana S.A., IPS	128,940	2,335,159
Enersis S.A., ADR	115,650	2,055,101
Manila Water Co., Inc.	7,573,000	3,339,393
Tractebel Energia S.A.	169,650	2,647,454

		$12,786,110
Total Common Stocks (Identified Cost, $596,589,849)		$623,452,660

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	5,663,762	$5,663,762
Total Investments (Identified Cost, $602,253,611)		$629,116,422

Other Assets, Less Liabilities - 0.1%		685,616
Net Assets - 100.0%		$629,802,038

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $596,589,849)	$623,452,660
Underlying affiliated funds, at cost and value	5,663,762
Total investments, at value (identified cost, $602,253,611)	$629,116,422
Receivables for
Investments sold	4,409,804
Fund shares sold	1,392,721
Interest and dividends	464,479
Total assets	$635,383,426
Liabilities
Payables for
Investments purchased	$3,983,443
Fund shares reacquired	827,245
Payable to affiliates
Investment adviser	34,928
Shareholder servicing costs	336,932
Distribution and service fees	6,899
Payable for independent Trustees’ compensation	2,428
Accrued expenses and other liabilities	389,513
Total liabilities	$5,581,388
Net assets	$629,802,038
Net assets consist of
Paid-in capital	$617,922,728
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $53,733 deferred country tax)	26,779,354
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,632,417)
Undistributed net investment income	6,732,373
Net assets	$629,802,038
Shares of beneficial interest outstanding	21,929,554

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$233,543,743	8,257,451	$28.28
Class B	22,396,769	845,248	26.50
Class C	49,236,843	1,900,819	25.90
Class I	316,161,527	10,623,815	29.76
Class R1	244,558	9,440	25.91
Class R2	558,767	21,278	26.26
Class R3	3,999,449	142,076	28.15
Class R4	3,660,382	129,427	28.28

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $30.01 [100 / 94.25 x $28.28]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$9,724,507
Dividends from underlying affiliated funds	2,457
Foreign taxes withheld	(904,899)
Total investment income	$8,822,065
Expenses
Management fee	$3,499,307
Distribution and service fees	735,981
Shareholder servicing costs	713,050
Administrative services fee	54,125
Independent Trustees’ compensation	9,660
Custodian fee	342,947
Shareholder communications	25,741
Auditing fees	34,393
Legal fees	5,483
Miscellaneous	102,478
Total expenses	$5,523,165
Fees paid indirectly	(54)
Reduction of expenses by investment adviser	(1,311)
Net expenses	$5,521,800
Net investment income	$3,300,265
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis) Investment transactions (net of $40,213 country tax)	$22,975,870
Foreign currency transactions	(525,513)
Net realized gain (loss) on investments and foreign currency transactions	$22,450,357
Change in unrealized appreciation (depreciation) Investments (net of $533,154 decrease in deferred country tax)	$(160,067,034)
Translation of assets and liabilities in foreign currencies	(39,040)
Net unrealized gain (loss) on investments and foreign currency translation	$(160,106,074)
Net realized and unrealized gain (loss) on investments and foreign currency	$(137,655,717)
Change in net assets from operations	$(134,355,452)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/11 (unaudited)	Year ended 5/31/11
From operations
Net investment income	$3,300,265	$4,877,845
Net realized gain (loss) on investments and foreign currency transactions	22,450,357	49,519,306
Net unrealized gain (loss) on investments and foreign currency translation	(160,106,074)	110,840,701
Change in net assets from operations	$(134,355,452)	$165,237,852
Distributions declared to shareholders
From net investment income	$—	$(2,011,038)
Change in net assets from fund share transactions	$(14,500,624)	$141,720,710
Total change in net assets	$(148,856,076)	$304,947,524
Net assets
At beginning of period	778,658,114	473,710,590
At end of period (including undistributed net investment income of $6,732,373 and $3,432,108, respectively)	$629,802,038	$778,658,114

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$34.22		$26.43	$21.63	$43.48	$40.40	$32.38
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.22	$0.17	$0.36	$0.54	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	(6.08)		7.64	4.93	(19.10)	8.19	10.36
Total from investment operations	$(5.94)		$7.86	$5.10	$(18.74)	$8.73	$10.85
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.30)	$(0.28)	$(0.37)	$(0.61)
From net realized gain on investments	—		—	—	(2.83)	(5.28)	(2.22)
Total distributions declared to shareholders	$—		$(0.07)	$(0.30)	$(3.11)	$(5.65)	$(2.83)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$28.28		$34.22	$26.43	$21.63	$43.48	$40.40
Total return (%) (r)(s)(t)(x)	(17.36	)(n)	29.76	23.57	(41.16)	21.41	34.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.71	1.84	1.98	1.79	1.81
Expenses after expense reductions (f)	1.67	(a)	1.71	1.84	1.98	1.79	1.80
Net investment income	0.96	(a)	0.71	0.67	1.51	1.24	1.37
Portfolio turnover	16		36	66	93	99	91
Net assets at end of period (000 omitted)	$233,544		$294,564	$224,420	$192,040	$385,378	$285,924

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$32.18		$24.98	$20.46	$41.43	$38.70	$31.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.01)	$(0.02)	$0.19	$0.24	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(5.71)		7.21	4.66	(18.21)	7.83	9.91
Total from investment operations	$(5.68)		$7.20	$4.64	$(18.02)	$8.07	$10.18
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.12)	$(0.12)	$(0.06)	$(0.36)
From net realized gain on investments	—		—	—	(2.83)	(5.28)	(2.22)
Total distributions declared to shareholders	$—		$—	$(0.12)	$(2.95)	$(5.34)	$(2.58)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$26.50		$32.18	$24.98	$20.46	$41.43	$38.70
Total return (%) (r)(s)(t)(x)	(17.65	)(n)	28.82	22.68	(41.58)	20.62	33.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.42	(a)	2.46	2.59	2.63	2.43	2.45
Expenses after expense reductions (f)	2.42	(a)	2.46	2.59	2.63	2.43	2.45
Net investment income (loss)	0.22	(a)	(0.02)	(0.09)	0.83	0.57	0.78
Portfolio turnover	16		36	66	93	99	91
Net assets at end of period (000 omitted)	$22,397		$30,375	$26,517	$24,169	$62,039	$63,450

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class C			2011		2010	2009	2008	2007

Net asset value, beginning of period	$31.46		$24.42		$20.05	$40.75	$38.18	$30.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.00	(w)	$(0.02)	$0.19	$0.24	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(5.60)		7.04		4.56	(17.92)	7.74	9.81
Total from investment operations	$(5.56)		$7.04		$4.54	$(17.73)	$7.98	$10.06
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.17)	$(0.14)	$(0.13)	$(0.43)
From net realized gain on investments	—		—		—	(2.83)	(5.28)	(2.22)
Total distributions declared to shareholders	$—		$—		$(0.17)	$(2.97)	$(5.41)	$(2.65)
Redemption fees added to paid-in capital (d)	$—		$—		$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$25.90		$31.46		$24.42	$20.05	$40.75	$38.18
Total return (%) (r)(s)(t)(x)	(17.67	)(n)	28.83		22.63	(41.55)	20.64	33.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.42	(a)	2.46		2.59	2.64	2.44	2.45
Expenses after expense reductions (f)	2.42	(a)	2.46		2.59	2.64	2.44	2.45
Net investment income (loss)	0.26	(a)	0.00	(w)	(0.08)	0.85	0.58	0.73
Portfolio turnover	16		36		66	93	99	91
Net assets at end of period (000 omitted)	$49,237		$70,264		$54,194	$38,066	$87,958	$71,895

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$35.96		$27.75	$22.70	$45.33	$41.89	$33.46
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.31	$0.25	$0.45	$0.72	$0.64
Net realized and unrealized gain (loss) on investments and foreign currency	(6.39)		8.04	5.18	(19.90)	8.51	10.73
Total from investment operations	$(6.20)		$8.35	$5.43	$(19.45)	$9.23	$11.37
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.38)	$(0.35)	$(0.51)	$(0.72)
From net realized gain on investments	—		—	—	(2.83)	(5.28)	(2.22)
Total distributions declared to shareholders	$—		$(0.14)	$(0.38)	$(3.18)	$(5.79)	$(2.94)
Redemption fees added to paid-in capital (d)	$—		$—	$—	$—	$—	$0.00 (w)
Net asset value, end of period (x)	$29.76		$35.96	$27.75	$22.70	$45.33	$41.89
Total return (%) (r)(s)(x)	(17.24	)(n)	30.10	23.90	(41.00)	21.86	35.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.46	1.59	1.66	1.43	1.46
Expenses after expense reductions (f)	1.42	(a)	1.46	1.59	1.66	1.43	1.45
Net investment income	1.18	(a)	0.94	0.93	1.88	1.58	1.72
Portfolio turnover	16		36	66	93	99	91
Net assets at end of period (000 omitted)	$316,162		$373,214	$161,500	$142,484	$181,405	$157,372

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R1			2011	2010	2009 (i)

Net asset value, beginning of period	$31.46		$24.47	$20.18	$26.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.07)	$(0.01)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(5.58)		7.12	4.58	(3.15	)(g)
Total from investment operations	$(5.55)		$7.05	$4.57	$(3.08)
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.28)	$(0.35)
From net realized gain on investments	—		—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.06)	$(0.28)	$(3.18)
Net asset value, end of period (x)	$25.91		$31.46	$24.47	$20.18
Total return (%) (r)(s)(x)	(17.64	)(n)	28.82	22.63	(8.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.42	(a)	2.45	2.59	2.79	(a)
Expenses after expense reductions (f)	2.42	(a)	2.45	2.59	2.79	(a)
Net investment income (loss)	0.23	(a)	(0.22)	(0.03)	0.65	(a)
Portfolio turnover	16		36	66	93
Net assets at end of period (000 omitted)	$245		$316	$144	$92

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R2			2011	2010	2009 (i)

Net asset value, beginning of period	$31.81		$24.64	$20.25	$26.44
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.14	$0.14	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(5.63)		7.11	4.57	(3.14	)(g)
Total from investment operations	$(5.55)		$7.25	$4.71	$(3.01)
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.32)	$(0.35)
From net realized gain on investments	—		—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.08)	$(0.32)	$(3.18)
Net asset value, end of period (x)	$26.26		$31.81	$24.64	$20.25
Total return (%) (r)(s)(x)	(17.45	)(n)	29.45	23.26	(8.14	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.96	2.09	2.29	(a)
Expenses after expense reductions (f)	1.92	(a)	1.96	2.09	2.29	(a)
Net investment income	0.61	(a)	0.49	0.58	1.18	(a)
Portfolio turnover	16		36	66	93
Net assets at end of period (000 omitted)	$559		$555	$251	$101

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R3			2011	2010	2009 (i)

Net asset value, beginning of period	$34.06		$26.28	$21.55	$27.82
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.23	$0.16	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(6.05)		7.59	4.93	(3.27	)(g)
Total from investment operations	$(5.91)		$7.82	$5.09	$(3.09)
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.36)	$(0.35)
From net realized gain on investments	—		—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.04)	$(0.36)	$(3.18)
Net asset value, end of period (x)	$28.15		$34.06	$26.28	$21.55
Total return (%) (r)(s)(x)	(17.35	)(n)	29.77	23.59	(8.01	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.72	1.84	2.02	(a)
Expenses after expense reductions (f)	1.67	(a)	1.72	1.84	2.02	(a)
Net investment income	0.92	(a)	0.73	0.63	1.59	(a)
Portfolio turnover	16		36	66	93
Net assets at end of period (000 omitted)	$3,999		$4,952	$5,261	$4,553

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R4			2011	2010	2009 (i)

Net asset value, beginning of period	$34.17		$26.38	$21.59	$27.82
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.33	$0.26	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(6.07)		7.60	4.91	(3.27	)(g)
Total from investment operations	$(5.89)		$7.93	$5.17	$(3.05)
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.38)	$(0.35)
From net realized gain on investments	—		—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.14)	$(0.38)	$(3.18)
Net asset value, end of period (x)	$28.28		$34.17	$26.38	$21.59
Total return (%) (r)(s)(x)	(17.24	)(n)	30.07	23.92	(7.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.45	1.58	1.80	(a)
Expenses after expense reductions (f)	1.42	(a)	1.45	1.58	1.80	(a)
Net investment income	1.19	(a)	1.03	0.98	1.84	(a)
Portfolio turnover	16		36	66	93
Net assets at end of period (000 omitted)	$3,660		$4,418	$1,424	$202

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 1, 2008 through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 or ratio was less than 0.01%, as applicable.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and

22

Notes to Financial Statements (unaudited) – continued

market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases,

23

Notes to Financial Statements (unaudited) – continued

the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$106,180,622	$—	$—	$106,180,622
China	10,062,405	69,474,034	—	79,536,439
South Korea	—	77,183,955	—	77,183,955
Taiwan	10,996,886	36,223,149	—	47,220,035
South Africa	—	46,016,683	—	46,016,683
India	12,073,042	33,094,543	—	45,167,585
Russia	3,282,422	34,299,030	—	37,581,452
Hong Kong	—	37,157,163	—	37,157,163
Mexico	33,144,406	—	—	33,144,406
Other Countries	39,781,616	74,482,704	—	114,264,320
Mutual Funds	5,663,762	—	—	5,663,762
Total Investments	$221,185,161	$407,931,261	$—	$629,116,422

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $125,441,235 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $8,981,637 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency

24

Notes to Financial Statements (unaudited) – continued

exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in dividend income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

25

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal year remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/11
Ordinary income (including any short-term capital gains)	$2,011,038

26

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/11
Cost of investments	$616,581,017
Gross appreciation	85,894,318
Gross depreciation	(73,358,913)
Net unrealized appreciation (depreciation)	$12,535,405

As of 5/31/11
Undistributed ordinary income	3,623,922
Capital loss carryforwards	(29,755,368)
Other temporary differences	(769,385)
Net unrealized appreciation (depreciation)	173,135,593

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/17	$(8,488,944)
5/31/18	(21,266,424)
Total	$(29,755,368)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/11	Year ended 5/31/11
Class A	$—	$655,462
Class I	—	1,330,448
Class R1	—	943
Class R2	—	1,283
Class R3	—	6,413
Class R4	—	16,489
Total	$—	$2,011,038

27

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The management fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 1.04% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $25,686 for the six months ended November 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$312,287
Class B	0.75%	0.25%	1.00%	1.00%	126,503
Class C	0.75%	0.25%	1.00%	1.00%	288,908
Class R1	0.75%	0.25%	1.00%	1.00%	1,334
Class R2	0.25%	0.25%	0.50%	0.50%	1,386
Class R3	—	0.25%	0.25%	0.25%	5,563
Total Distribution and Service Fees					$735,981

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption

28

Notes to Financial Statements (unaudited) – continued

within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2011, were as follows:

Amount
Class A	$2,786
Class B	21,702
Class C	4,977

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2011, the fee was $100,313, which equated to 0.0298% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $259,179.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2011, these costs for the fund amounted to $353,558 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers

29

Notes to Financial Statements (unaudited) – continued

of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $11 and is included in independent Trustees’ compensation for the six months ended November 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,287 at November 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,214 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,311, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $112,083,001 and $122,953,348, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/11		Year ended 5/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,157,057	$34,130,156	3,633,452	$114,034,045
Class B	43,152	1,222,736	236,323	7,043,469
Class C	90,243	2,537,633	521,354	15,288,921
Class I	737,509	23,530,625	5,330,587	164,564,401
Class R1	1,554	43,569	12,099	345,400
Class R2	4,377	126,608	13,239	389,617
Class R3	30,506	929,185	84,834	2,670,931
Class R4	18,851	561,217	91,995	2,885,198
	2,083,249	$63,081,729	9,923,883	$307,221,982
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	16,203	$528,372
Class I	—	—	38,002	1,301,194
Class R1	—	—	31	943
Class R2	—	—	42	1,283
Class R3	—	—	198	6,413
Class R4	—	—	507	16,489
	—	$—	54,983	$1,854,694
Shares reacquired
Class A	(1,507,812)	$(44,842,484)	(3,533,503)	$(110,487,828)
Class B	(141,834)	(4,002,932)	(353,783)	(10,467,650)
Class C	(423,029)	(11,234,121)	(506,667)	(14,693,456)
Class I	(492,053)	(15,878,865)	(809,462)	(26,551,172)
Class R1	(2,146)	(58,208)	(7,981)	(243,551)
Class R2	(555)	(15,256)	(5,994)	(178,124)
Class R3	(33,829)	(1,011,771)	(139,826)	(4,179,577)
Class R4	(18,688)	(538,716)	(17,213)	(554,608)
	(2,619,946)	$(77,582,353)	(5,374,429)	$(167,355,966)
Net change
Class A	(350,755)	$(10,712,328)	116,152	$4,074,589
Class B	(98,682)	(2,780,196)	(117,460)	(3,424,181)
Class C	(332,786)	(8,696,488)	14,687	595,465
Class I	245,456	7,651,760	4,559,127	139,314,423
Class R1	(592)	(14,639)	4,149	102,792
Class R2	3,822	111,352	7,287	212,776
Class R3	(3,323)	(82,586)	(54,794)	(1,502,233)
Class R4	163	22,501	75,289	2,347,079
	(536,697)	$(14,500,624)	4,604,437	$141,720,710

31

Notes to Financial Statements (unaudited) – continued

Class W shares were not available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 38%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2011, the fund’s commitment fee and interest expense were $2,955 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,237,479	71,538,939	(73,112,656)	5,663,762

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,457	$5,663,762

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund,

33

Board Review of Investment Advisory Agreement – continued

(v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

34

Board Review of Investment Advisory Agreement – continued

In addition to considering the performance information provided in connection with the contract review meetings, the independent Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2010, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The independent Trustees further noted that the Fund’s relative performance for the three-year period ended December 31, 2010 had improved in comparison to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

35

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

36

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

37

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® International DiversificationSM Fund

SEMIANNUAL REPORT

November 30, 2011

MDI-SEM

MFS® INTERNATIONAL DIVERSIFICATIONSM FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating and the long-term debt ratings of 15 eurozone nations put on negative watch.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	30.0%
MFS International Growth Fund	25.0%
MFS International Value Fund	24.9%
MFS International New Discovery Fund	10.0%
MFS Emerging Markets Equity Fund	9.9%
Cash & Other Net Assets	0.2%

Portfolio actual allocation

Percentages are based on net assets as of 11/30/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2011 to November 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2011 through November 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales

3

Expense Table – continued

charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/11	Ending Account Value 11/30/11	Expenses Paid During Period (p) 6/01/11-11/30/11
A	Actual	0.28%	$1,000.00	$862.98	$1.30
	Hypothetical (h)	0.28%	$1,000.00	$1,023.60	$1.42
B	Actual	1.03%	$1,000.00	$860.06	$4.79
	Hypothetical (h)	1.03%	$1,000.00	$1,019.85	$5.20
C	Actual	1.03%	$1,000.00	$860.37	$4.79
	Hypothetical (h)	1.03%	$1,000.00	$1,019.85	$5.20
I	Actual	0.03%	$1,000.00	$864.01	$0.14
	Hypothetical (h)	0.03%	$1,000.00	$1,024.85	$0.15
R1	Actual	1.03%	$1,000.00	$860.10	$4.79
	Hypothetical (h)	1.03%	$1,000.00	$1,019.85	$5.20
R2	Actual	0.53%	$1,000.00	$861.95	$2.47
	Hypothetical (h)	0.53%	$1,000.00	$1,022.35	$2.68
R3	Actual	0.28%	$1,000.00	$863.79	$1.30
	Hypothetical (h)	0.28%	$1,000.00	$1,023.60	$1.42
R4	Actual	0.03%	$1,000.00	$864.23	$0.14
	Hypothetical (h)	0.03%	$1,000.00	$1,024.85	$0.15
529A	Actual	0.34%	$1,000.00	$862.81	$1.58
	Hypothetical (h)	0.34%	$1,000.00	$1,023.30	$1.72
529B	Actual	1.09%	$1,000.00	$860.06	$5.07
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
529C	Actual	1.09%	$1,000.00	$860.28	$5.07
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

Expense Table – continued

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.33%, 1.08%, and 1.08% for Classes 529A, 529B, and 529C, respectively; the actual expenses paid during the period would have been approximately $1.54, $5.02, and $5.02 for Classes 529A, 529B, and 529C, respectively; and the hypothetical expenses paid during the period would have been approximately $1.67, $5.45, and $5.45 for Classes 529A, 529B, and 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Emerging Markets Equity Fund - Class I	8,059,130	$239,839,698
MFS International Growth Fund - Class I	25,132,323	608,453,539
MFS International New Discovery Fund - Class I	11,735,840	242,227,750
MFS International Value Fund - Class I	23,996,276	603,746,304
MFS Research International Fund - Class I	50,887,562	729,218,762
Total Underlying Affiliated Funds (Identified Cost, $2,537,718,514)		$2,423,486,053

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	1,218,088	$1,218,088
Total Investments (Identified Cost, $2,538,936,602)		$2,424,704,141

Other Assets, Less Liabilities - 0.1%		1,246,897
Net Assets - 100.0%		$2,425,951,038

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Underlying affiliated funds, at value (Identified cost, $2,538,936,602)	$2,424,704,141
Receivables for
Investments sold	977,972
Fund shares sold	6,724,275
Other assets	470
Total assets	$2,432,406,858
Liabilities
Payables for
Investments purchased	$400,135
Fund shares reacquired	5,878,342
Payable to affiliates
Investment adviser	96
Distribution and service fees	47,303
Program manager fee	14
Payable for independent Trustees’ compensation	261
Accrued expenses and other liabilities	129,669
Total liabilities	$6,455,820
Net assets	$2,425,951,038
Net assets consist of
Paid-in capital	$2,840,798,369
Unrealized appreciation (depreciation) on investments	(114,232,461)
Accumulated net realized gain (loss) on investments	(313,158,786)
Undistributed net investment income	12,543,916
Net assets	$2,425,951,038
Shares of beneficial interest outstanding	195,211,320

7

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,603,199,645	128,522,491	$12.47
Class B	92,488,094	7,562,160	12.23
Class C	367,067,036	30,093,181	12.20
Class I	199,242,275	15,835,332	12.58
Class R1	6,884,422	571,426	12.05
Class R2	29,495,496	2,397,821	12.30
Class R3	66,107,505	5,320,148	12.43
Class R4	56,184,647	4,479,009	12.54
Class 529A	3,115,366	251,423	12.39
Class 529B	464,486	37,992	12.23
Class 529C	1,702,066	140,337	12.13

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A and 529A, for which the maximum offering prices per share were $13.23 (100 / 94.25 x $12.47) and $13.15 (100 / 94.25 x $12.39), respectively. On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Dividends from underlying affiliated funds	$488
Expenses
Distribution and service fees	$4,865,155
Program manager fees	2,786
Administrative services fee	8,775
Independent Trustees’ compensation	26,567
Custodian fee	54,005
Shareholder communications	96,377
Auditing fees	22,565
Legal fees	19,527
Miscellaneous	146,760
Total expenses	$5,242,517
Reduction of expenses by investment adviser	(6,011)
Net expenses	$5,236,506
Net investment loss	$(5,236,018)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis) Investment transactions from underlying affiliated funds	$(28,834,471)
Change in unrealized appreciation (depreciation) Investments	$(363,730,452)
Net realized and unrealized gain (loss) on investments	$(392,564,923)
Change in net assets from operations	$(397,800,941)

See Notes to Financial Statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/11 (unaudited)	Year ended 5/31/11
From operations
Net investment income (loss)	$(5,236,018)	$18,069,654
Net realized gain (loss) on investments	(28,834,471)	(63,193,712)
Net unrealized gain (loss) on investments	(363,730,452)	725,940,645
Change in net assets from operations	$(397,800,941)	$680,816,587
Distributions declared to shareholders
From net investment income	$—	$(14,800,250)
Change in net assets from fund share transactions	$(31,902,285)	$301,374,622
Total change in net assets	$(429,703,226)	$967,390,959
Net assets
At beginning of period	2,855,654,264	1,888,263,305
At end of period (including undistributed net investment income of $12,543,916 and $17,779,934, respectively)	$2,425,951,038	$2,855,654,264

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class A			2011	2010	2009		2008	2007

Net asset value, beginning of period	$14.45		$10.94	$10.03	$15.76		$17.05	$14.28
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.12	$0.11	$0.15		$0.16	$0.15
Net realized and unrealized gain (loss) on investments	(1.96)		3.49	0.97	(5.54)		0.34	3.46
Total from investment operations	$(1.98)		$3.61	$1.08	$(5.39)		$0.50	$3.61
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.17)	$(0.00	)(w)	$(0.76)	$(0.51)
From net realized gain on investments	—		—	—	(0.34)		(1.03)	(0.33)
Total distributions declared to shareholders	$—		$(0.10)	$(0.17)	$(0.34)		$(1.79)	$(0.84)
Net asset value, end of period (x)	$12.47		$14.45	$10.94	$10.03		$15.76	$17.05
Total return (%) (r)(s)(t)(x)	(13.70	)(n)	33.04	10.61	(33.90)		2.85	25.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.29	0.29	0.37		0.39	0.48
Expenses after expense reductions (f)(h)(z)	0.28	(a)	0.29	0.29	0.37		0.39	0.43
Net investment income (loss) (l)	(0.28	)(a)	0.89	0.99	1.46		1.01	0.96
Portfolio turnover	4		6	1	8		4	2
Net assets at end of period (000 omitted)	$1,603,200		$1,933,492	$1,220,582	$976,543		$1,682,289	$1,368,870

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.22		$10.77	$9.87	$15.62	$16.92	$14.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.02	$0.03	$0.08	$0.06	$0.05
Net realized and unrealized gain (loss) on investments	(1.92)		3.43	0.94	(5.49)	0.32	3.45
Total from investment operations	$(1.99)		$3.45	$0.97	$(5.41)	$0.38	$3.50
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.07)	$—	$(0.65)	$(0.43)
From net realized gain on investments	—		—	—	(0.34)	(1.03)	(0.33)
Total distributions declared to shareholders	$—		$—	$(0.07)	$(0.34)	$(1.68)	$(0.76)
Net asset value, end of period (x)	$12.23		$14.22	$10.77	$9.87	$15.62	$16.92
Total return (%) (r)(s)(t)(x)	(13.99	)(n)	32.03	9.80	(34.34)	2.14	25.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.03	(a)	1.04	1.05	1.04	1.04	1.12
Expenses after expense reductions (f)(h)(z)	1.03	(a)	1.03	1.04	1.04	1.04	1.07
Net investment income (loss) (l)	(1.03	)(a)	0.13	0.24	0.78	0.36	0.32
Portfolio turnover	4		6	1	8	4	2
Net assets at end of period (000 omitted)	$92,488		$118,973	$106,783	$110,057	$232,950	$235,926

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class C			2011		2010	2009	2008	2007

Net asset value, beginning of period	$14.18		$10.74		$9.85	$15.59	$16.90	$14.17
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.02		$0.03	$0.08	$0.06	$0.05
Net realized and unrealized gain (loss) on investments	(1.91)		3.42		0.94	(5.48)	0.32	3.44
Total from investment operations	$(1.98)		$3.44		$0.97	$(5.40)	$0.38	$3.49
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.08)	$—	$(0.66)	$(0.43)
From net realized gain on investments	—		—		—	(0.34)	(1.03)	(0.33)
Total distributions declared to shareholders	$—		$(0.00	)(w)	$(0.08)	$(0.34)	$(1.69)	$(0.76)
Net asset value, end of period (x)	$12.20		$14.18		$10.74	$9.85	$15.59	$16.90
Total return (%) (r)(s)(t)(x)	(13.96	)(n)	32.03		9.81	(34.34)	2.13	25.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.03	(a)	1.04		1.05	1.04	1.04	1.12
Expenses after expense reductions (f)(h)(z)	1.03	(a)	1.03		1.04	1.04	1.04	1.07
Net investment income (loss) (l)	(1.03	)(a)	0.13		0.25	0.76	0.37	0.31
Portfolio turnover	4		6		1	8	4	2
Net assets at end of period (000 omitted)	$367,067		$460,898		$378,246	$349,134	$728,813	$664,046

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.56		$11.01	$10.09	$15.84	$17.13	$14.32
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.15	$0.14	$0.19	$0.22	$0.21
Net realized and unrealized gain) (loss) on investments	(1.98)		3.52	0.99	(5.58)	0.33	3.48
Total from investment operations	$(1.98)		$3.67	$1.13	$(5.39)	$0.55	$3.69
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.21)	$(0.02)	$(0.81)	$(0.55)
From net realized gain on investments	—		—	—	(0.34)	(1.03)	(0.33)
Total distributions declared to shareholders	$—		$(0.12)	$(0.21)	$(0.36)	$(1.84)	$(0.88)
Net asset value, end of period (x)	$12.58		$14.56	$11.01	$10.09	$15.84	$17.13
Total return (%) (r)(s)(x)	(13.60	)(n)	33.42	10.96	(33.69)	3.16	26.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.04	0.04	0.04	0.04	0.12
Expenses after expense reductions (f)(h)(z)	0.03	(a)	0.04	0.04	0.04	0.04	0.07
Net investment income (loss) (l)	(0.03	)(a)	1.11	1.23	1.78	1.33	1.34
Portfolio turnover	4		6	1	8	4	2
Net assets at end of period (000 omitted)	$199,242		$219,958	$111,906	$36,608	$65,812	$65,697

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.01		$10.63	$9.77	$15.47	$16.82	$14.14
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.02	$0.03	$0.09	$0.05	$0.03
Net realized and unrealized gain (loss) on investments	(1.90)		3.38	0.94	(5.45)	0.32	3.43
Total from investment operations	$(1.96)		$3.40	$0.97	$(5.36)	$0.37	$3.46
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.11)	$—	$(0.69)	$(0.45)
From net realized gain on investments	—		—	—	(0.34)	(1.03)	(0.33)
Total distributions declared to shareholders	$—		$(0.02)	$(0.11)	$(0.34)	$(1.72)	$(0.78)
Net asset value, end of period (x)	$12.05		$14.01	$10.63	$9.77	$15.47	$16.82
Total return (%) (r)(s)(x)	(13.99	)(n)	31.98	9.86	(34.35)	2.07	25.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.03	(a)	1.04	1.04	1.04	1.11	1.30
Expenses after expense reductions (f)(h)(z)	1.03	(a)	1.03	1.04	1.04	1.11	1.18
Net investment income (loss) (l)	(1.03	)(a)	0.12	0.25	0.90	0.34	0.22
Portfolio turnover	4		6	1	8	4	2
Net assets at end of period (000 omitted)	$6,884		$7,507	$5,569	$4,254	$6,218	$3,424

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.27		$10.81	$9.92	$15.62	$16.92	$14.21
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.08	$0.08	$0.13	$0.11	$0.09
Net realized and unrealized gain (loss) on investments	(1.94)		3.45	0.97	(5.49)	0.34	3.45
Total from investment operations	$(1.97)		$3.53	$1.05	$(5.36)	$0.45	$3.54
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.16)	$—	$(0.72)	$(0.50)
From net realized gain on investments	—		—	—	(0.34)	(1.03)	(0.33)
Total distributions declared to shareholders	$—		$(0.07)	$(0.16)	$(0.34)	$(1.75)	$(0.83)
Net asset value, end of period (x)	$12.30		$14.27	$10.81	$9.92	$15.62	$16.92
Total return (%) (r)(s)(x)	(13.81	)(n)	32.66	10.43	(34.02)	2.56	25.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	(a)	0.54	0.54	0.54	0.63	0.85
Expenses after expense reductions (f)(h)(z)	0.53	(a)	0.54	0.54	0.54	0.63	0.74
Net investment income (loss) (l)	(0.53	)(a)	0.66	0.74	1.29	0.69	0.55
Portfolio turnover	4		6	1	8	4	2
Net assets at end of period (000 omitted)	$29,495		$35,441	$27,455	$22,147	$34,961	$20,847

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.39		$10.90	$10.00	$15.71	$17.01	$14.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.11	$0.12	$0.16	$0.17	$0.15
Net realized and unrealized gain (loss) on investments	(1.94)		3.48	0.96	(5.52)	0.32	3.45
Total from investment operations	$(1.96)		$3.59	$1.08	$(5.36)	$0.49	$3.60
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.18)	$(0.01)	$(0.76)	$(0.51)
From net realized gain on investments	—		—	—	(0.34)	(1.03)	(0.33)
Total distributions declared to shareholders	$—		$(0.10)	$(0.18)	$(0.35)	$(1.79)	$(0.84)
Net asset value, end of period (x)	$12.43		$14.39	$10.90	$10.00	$15.71	$17.01
Total return (%) (r)(s)(x)	(13.62	)(n)	32.98	10.66	(33.84)	2.78	25.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.29	0.29	0.29	0.38	0.53
Expenses after expense reductions (f)(h)(z)	0.28	(a)	0.29	0.29	0.29	0.38	0.48
Net investment income (loss) (l)	(0.28	)(a)	0.84	1.04	1.57	1.07	0.97
Portfolio turnover	4		6	1	8	4	2
Net assets at end of period (000 omitted)	$66,108		$66,987	$31,630	$25,086	$40,386	$34,260

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.51		$10.98	$10.07	$15.80	$17.09	$14.30
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.12	$0.16	$0.10	$0.16	$0.20
Net realized and unrealized gain (loss) on investments	(1.97)		3.53	0.96	(5.47)	0.37	3.46
Total from investment operations	$(1.97)		$3.65	$1.12	$(5.37)	$0.53	$3.66
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.21)	$(0.02)	$(0.79)	$(0.54)
From net realized gain on investments	—		—	—	(0.34)	(1.03)	(0.33)
Total distributions declared to shareholders	$—		$(0.12)	$(0.21)	$(0.36)	$(1.82)	$(0.87)
Net asset value, end of period (x)	$12.54		$14.51	$10.98	$10.07	$15.80	$17.09
Total return (%) (r)(s)(x)	(13.58	)(n)	33.33	10.89	(33.65)	3.03	26.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.04	0.04	0.04	0.11	0.23
Expenses after expense reductions (f)(h)(z)	0.03	(a)	0.04	0.04	0.04	0.10	0.18
Net investment income (loss) (l)	(0.03	)(a)	0.93	1.37	0.81	1.10	1.24
Portfolio turnover	4		6	1	8	4	2
Net assets at end of period (000 omitted)	$56,185		$6,308	$2,148	$699	$2,160	$1,451

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class 529A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.36		$10.88	$9.98	$15.69	$17.00	$14.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.10	$0.10	$0.15	$0.12	$0.10
Net realized and unrealized gain (loss) on investments	(1.95)		3.47	0.97	(5.52)	0.33	3.47
Total from investment operations	$(1.97)		$3.57	$1.07	$(5.37)	$0.45	$3.57
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.17)	$—	$(0.73)	$(0.49)
From net realized gain on investments	—		—	—	(0.34)	(1.03)	(0.33)
Total distributions declared to shareholders	$—		$(0.09)	$(0.17)	$(0.34)	$(1.76)	$(0.82)
Net asset value, end of period (x)	$12.39		$14.36	$10.88	$9.98	$15.69	$17.00
Total return (%) (r)(s)(t)(x)	(13.72	)(n)	32.89	10.53	(33.93)	2.55	25.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	(a)	0.39	0.39	0.47	0.61	0.73
Expenses after expense reductions (f)(h)(z)	0.34	(a)	0.39	0.39	0.47	0.61	0.68
Net investment income (loss) (l)	(0.34	)(a)	0.79	0.84	1.43	0.76	0.65
Portfolio turnover	4		6	1	8	4	2
Net assets at end of period (000 omitted)	$3,115		$3,496	$2,199	$1,394	$2,033	$1,479

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class 529B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.22		$10.80	$9.91	$15.70	$17.01	$14.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.01	$0.01	$0.08	$0.02	$0.00 (w)
Net realized and unrealized gain (loss) on investments	(1.92)		3.43	0.97	(5.53)	0.33	3.47
Total from investment operations	$(1.99)		$3.44	$0.98	$(5.45)	$0.35	$3.47
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.09)	$—	$(0.63)	$(0.40)
From net realized gain on investments	—		—	—	(0.34)	(1.03)	(0.33)
Total distributions declared to shareholders	$—		$(0.02)	$(0.09)	$(0.34)	$(1.66)	$(0.73)
Net asset value, end of period (x)	$12.23		$14.22	$10.80	$9.91	$15.70	$17.01
Total return (%) (r)(s)(t)(x)	(13.99	)(n)	31.85	9.76	(34.42)	1.91	24.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.14	1.15	1.14	1.27	1.37
Expenses after expense reductions (f)(h)(z)	1.09	(a)	1.14	1.14	1.14	1.27	1.32
Net investment income (loss) (l)	(1.09	)(a)	0.07	0.12	0.81	0.11	0.01
Portfolio turnover	4		6	1	8	4	2
Net assets at end of period (000 omitted)	$464		$611	$437	$331	$603	$488

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class 529C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.10		$10.72	$9.87	$15.63	$16.92	$14.21
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.00 (w)	$0.02	$0.07	$0.03	$0.00 (w)
Net realized and unrealized gain (loss) on investments	(1.90)		3.41	0.94	(5.49)	0.33	3.45
Total from investment operations	$(1.97)		$3.41	$0.96	$(5.42)	$0.36	$3.45
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.11)	$—	$(0.62)	$(0.41)
From net realized gain on investments	—		—	—	(0.34)	(1.03)	(0.33)
Total distributions declared to shareholders	$—		$(0.03)	$(0.11)	$(0.34)	$(1.65)	$(0.74)
Net asset value, end of period (x)	$12.13		$14.10	$10.72	$9.87	$15.63	$16.92
Total return (%) (r)(s)(t)(x)	(13.97	)(n)	31.83	9.65	(34.38)	2.01	24.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.14	1.15	1.14	1.27	1.38
Expenses after expense reductions (f)(h)(z)	1.09	(a)	1.14	1.14	1.14	1.27	1.32
Net investment income (loss) (l)	(1.09	)(a)	0.01	0.20	0.70	0.21	0.01
Portfolio turnover	4		6	1	8	4	2
Net assets at end of period (000 omitted)	$1,702		$1,983	$1,308	$762	$1,266	$1,365

See Notes to Financial Statements

21

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the year ended May 31, 2007, for the period June 1, 2006 through September 30, 2006, 0.10% of the expense reduction was voluntary.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Diversification Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at November 30, 2011 was to seek capital appreciation.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For

23

Notes to Financial Statements (unaudited) – continued

purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

24

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own

25

Notes to Financial Statements (unaudited) – continued

assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,424,704,141	$—	$—	$2,424,704,141

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

26

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended November 30, 2011, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/11
Ordinary income (including any short-term capital gains)	$14,800,250

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/11
Cost of investments	$2,635,190,009
Gross appreciation	(75,601,380)
Gross depreciation	(134,884,488)
Net unrealized appreciation (depreciation)	$(210,485,868)

As of 5/31/11
Undistributed ordinary income	17,779,934
Capital loss carryforwards	(187,671,312)
Post-October capital loss deferral	(399,596)
Net unrealized appreciation (depreciation)	153,244,584

27

Notes to Financial Statements (unaudited) – continued

As of May 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/17	$(77,102,808)
5/31/18	(55,695,170)
5/31/19	(54,873,334)
Total	$(187,671,312)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

	From net investment income
	Six months ended 11/30/11	Year ended 5/31/11
Class A	$—	$12,830,566
Class C	—	10,746
Class I	—	1,387,378
Class R1	—	9,756
Class R2	—	167,587
Class R3	—	341,605
Class R4	—	27,611
Class 529A	—	20,185
Class 529B	—	847
Class 529C	—	3,969
Total	$—	$14,800,250

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Prior to October 1, 2011, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating

28

Notes to Financial Statements (unaudited) – continued

expenses did not exceed 0.10% annually of the fund’s average daily net assets. This written agreement terminated on September 30, 2011. For the period June 1, 2011 through September 30, 2011, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $138,457 and $1,692 for the six months ended November 30, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,137,135
Class B	0.75%	0.25%	1.00%	1.00%	508,500
Class C	0.75%	0.25%	1.00%	1.00%	2,009,096
Class R1	0.75%	0.25%	1.00%	1.00%	34,888
Class R2	0.25%	0.25%	0.50%	0.50%	78,510
Class R3	—	0.25%	0.25%	0.25%	81,347
Class 529A	—	0.25%	0.25%	0.25%	4,062
Class 529B	0.75%	0.25%	1.00%	1.00%	2,708
Class 529C	0.75%	0.25%	1.00%	1.00%	8,909
Total Distribution and Service Fees					$4,865,155

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase.

29

Notes to Financial Statements (unaudited) – continued

Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2011, were as follows:

Amount
Class A	$1,076
Class B	77,693
Class C	15,918
Class 529B	41
Class 529C	8

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. Effective July 1, 2011, MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until September 30, 2012, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the period July 1, 2011 through November 30, 2011, this waiver amounted to $1,147 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for six months ended November 30, 2011 was equivalent to an annual effective rate of 0.06% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended November 30, 2011, were as follows:

	Fee	Waiver
Class 529A	$1,624	$671
Class 529B	271	110
Class 529C	891	366
Total Program Manager Fees and Waivers	$2,786	$1,147

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the fund. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the

30

Notes to Financial Statements (unaudited) – continued

extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2011, all shareholder servicing expenses of the fund, including out-of-pocket expenses, were paid for by the underlying funds under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 0.0007% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $8,330 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,864, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

31

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $106,633,387 and $143,890,506, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/11		Year ended 5/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,226,890	$207,342,336	52,513,440	$647,938,728
Class B	245,861	3,162,506	792,997	10,184,186
Class C	1,397,542	17,968,758	4,348,024	55,535,517
Class I	3,069,265	39,226,861	7,952,917	107,200,396
Class R1	96,411	1,194,095	207,852	2,619,963
Class R2	320,303	4,188,598	880,106	11,387,192
Class R3	2,847,153	39,199,887	2,451,760	32,535,512
Class R4	4,396,602	62,815,403	283,181	3,854,520
Class 529A	23,776	312,368	66,232	870,257
Class 529B	2,604	35,026	8,688	109,244
Class 529C	12,162	153,498	36,814	464,689
	28,638,569	$375,599,336	69,542,011	$872,700,204
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	629,371	$8,414,609
Class C	—	—	490	6,531
Class I	—	—	34,929	470,144
Class R1	—	—	750	9,756
Class R2	—	—	9,832	129,984
Class R3	—	—	25,646	341,605
Class R4	—	—	2,059	27,611
Class 529A	—	—	1,519	20,185
Class 529B	—	—	64	847
Class 529C	—	—	303	3,969
	—	$—	704,963	$9,425,241

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/11		Year ended 5/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(21,521,239)	$(274,178,696)	(30,858,043)	$(396,711,025)
Class B	(1,050,451)	(13,370,756)	(2,338,679)	(29,707,881)
Class C	(3,803,408)	(48,051,080)	(7,054,095)	(89,171,399)
Class I	(2,345,424)	(30,354,199)	(3,037,513)	(39,745,314)
Class R1	(60,885)	(754,104)	(196,785)	(2,454,224)
Class R2	(406,794)	(5,301,166)	(945,980)	(12,378,741)
Class R3	(2,180,892)	(30,479,436)	(724,804)	(9,337,216)
Class R4	(352,366)	(4,563,918)	(46,179)	(603,307)
Class 529A	(15,869)	(198,749)	(26,329)	(335,775)
Class 529B	(7,587)	(95,320)	(6,240)	(80,781)
Class 529C	(12,436)	(154,197)	(18,488)	(225,160)
	(31,757,351)	$(407,501,621)	(45,253,135)	$(580,750,823)
Net change
Class A	(5,294,349)	$(66,836,360)	22,284,768	$259,642,312
Class B	(804,590)	(10,208,250)	(1,545,682)	(19,523,695)
Class C	(2,405,866)	(30,082,322)	(2,705,581)	(33,629,351)
Class I	723,841	8,872,662	4,950,333	67,925,226
Class R1	35,526	439,991	11,817	175,495
Class R2	(86,491)	(1,112,568)	(56,042)	(861,565)
Class R3	666,261	8,720,451	1,752,602	23,539,901
Class R4	4,044,236	58,251,485	239,061	3,278,824
Class 529A	7,907	113,619	41,422	554,667
Class 529B	(4,983)	(60,294)	2,512	29,310
Class 529C	(274)	(699)	18,629	243,498
	(3,118,782)	$(31,902,285)	24,993,839	$301,374,622

Class W shares were not available for sale during the period. Effective December 29, 2011, Class W shares of the fund have been terminated.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed

33

Notes to Financial Statements (unaudited) – continued

upon spread. For the six months ended November 30, 2011, the fund’s commitment fee and interest expense were $10,550 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	7,894,635	459,038	(294,543)	8,059,130
MFS Institutional Money Market Portfolio	155	110,134,148	(108,916,215)	1,218,088
MFS International Growth Fund	25,408,940	908,470	(1,185,087)	25,132,323
MFS International New Discovery Fund	11,840,649	435,558	(540,367)	11,735,840
MFS International Value Fund	25,841,061	902,931	(2,747,716)	23,996,276
MFS Research International Fund	50,376,106	1,927,093	(1,415,637)	50,887,562

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(891,156)	$—	$—	$239,839,698
MFS Institutional Money Market Portfolio	—	—	488	1,218,088
MFS International Growth Fund	(3,397,224)	—	—	608,453,539
MFS International New Discovery Fund	(3,027,681)	—	—	242,227,750
MFS International Value Fund	(15,503,627)	—	—	603,746,304
MFS Research International Fund	(6,014,783)	—	—	729,218,762
	$(28,834,471)	$—	$488	$2,424,704,141

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared

35

Board Review of Investment Advisory Agreement – continued

to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the Independent Trustees and MFS, that certain aspects of such arrangements may received greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

36

Board Review of Investment Advisory Agreement – continued

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees also considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was approximately at the Lipper expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund

37

Board Review of Investment Advisory Agreement – continued

by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

38

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® International Growth Fund

SEMIANNUAL REPORT

November 30, 2011

FGF-SEM

MFS® INTERNATIONAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating and the long-term debt ratings of 15 eurozone nations put on negative watch.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
LVMH Moet Hennessy Louis Vuitton S.A.	2.7%
Groupe Danone	2.6%
Linde AG	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.1%
Compass Group PLC	2.0%
BHP Billiton Ltd.	1.9%
Diageo PLC	1.8%
Reckitt Benckiser Group PLC	1.8%
ASML Holding N.V.	1.7%
Canadian National Railway Co.	1.7%

Equity sectors
Consumer Staples	12.8%
Basic Materials	12.6%
Retailing	11.4%
Technology	11.2%
Financial Services	10.7%
Health Care	10.2%
Special Products & Services	7.6%
Industrial Goods & Services	6.6%
Energy	5.3%
Transportation	3.8%
Utilities & Communications	2.8%
Autos & Housing	2.0%
Leisure	1.5%

Issuer country weightings (x)
France	15.3%
United Kingdom	14.1%
Switzerland	10.5%
Germany	9.4%
Japan	8.8%
Netherlands	4.5%
Australia	4.3%
Brazil	4.2%
United States	3.0%
Other Countries	25.9%

Currency exposure weightings (y)
Euro	31.5%
British Pound Sterling	14.1%
United States Dollar	12.2%
Swiss Franc	10.6%
Japanese Yen	8.8%
Australian Dollar	4.3%
Hong Kong Dollar	4.0%
Brazilian Real	3.2%
Taiwan Dollar	2.1%
Other Currencies	9.2%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 11/30/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2011 through November 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2011 through November 30, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/11	Ending Account Value 11/30/11	Expenses Paid During Period (p) 6/01/11-11/30/11
A	Actual	1.30%	$1,000.00	$859.77	$6.04
	Hypothetical (h)	1.30%	$1,000.00	$1,018.50	$6.56
B	Actual	2.05%	$1,000.00	$857.14	$9.52
	Hypothetical (h)	2.05%	$1,000.00	$1,014.75	$10.33
C	Actual	2.05%	$1,000.00	$856.96	$9.52
	Hypothetical (h)	2.05%	$1,000.00	$1,014.75	$10.33
I	Actual	1.05%	$1,000.00	$860.95	$4.88
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
W	Actual	1.15%	$1,000.00	$860.38	$5.35
	Hypothetical (h)	1.15%	$1,000.00	$1,019.25	$5.81
R1	Actual	2.06%	$1,000.00	$856.72	$9.56
	Hypothetical (h)	2.06%	$1,000.00	$1,014.70	$10.38
R2	Actual	1.55%	$1,000.00	$858.76	$7.20
	Hypothetical (h)	1.55%	$1,000.00	$1,017.25	$7.82
R3	Actual	1.30%	$1,000.00	$859.89	$6.04
	Hypothetical (h)	1.30%	$1,000.00	$1,018.50	$6.56
R4	Actual	1.05%	$1,000.00	$860.88	$4.88
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
Issuer	Shares/Par	Value ($)

Airlines - 1.0%
Copa Holdings S.A., “A”	263,750	$17,027,702

Alcoholic Beverages - 5.6%
Carlsberg A.S., “B”	210,274	$15,437,939
Diageo PLC	1,504,453	32,147,793
Heineken N.V.	518,248	24,271,962
Pernod Ricard S.A. (l)	303,996	28,609,889

		$100,467,583
Apparel Manufacturers - 5.6%
Compagnie Financiere Richemont S.A.	319,175	$17,258,110
Li & Fung Ltd.	12,838,400	26,221,551
LVMH Moet Hennessy Louis Vuitton S.A. (l)	310,481	48,810,700
Swatch Group Ltd.	22,789	8,882,362

		$101,172,723
Automotive - 1.6%
Bayerische Motoren Werke AG	237,988	$17,901,529
Honda Motor Co. Ltd.	333,400	10,539,807

		$28,441,336
Broadcasting - 1.5%
Publicis Groupe S.A.	555,215	$26,514,528

Brokerage & Asset Managers - 1.3%
Aberdeen Asset Management PLC	2,989,682	$9,453,665
BM&F Bovespa S.A.	987,700	5,396,343
Deutsche Boerse AG (a)	138,394	8,440,722

		$23,290,730
Business Services - 7.6%
Accenture PLC, “A”	485,280	$28,112,270
Amadeus IT Holding S.A.	742,717	12,559,655
Capita Group PLC	1,515,734	15,054,706
Compass Group PLC	3,844,050	35,597,995
Experian Group Ltd.	155,084	2,063,060
Infosys Technologies Ltd., ADR	139,540	7,203,055
Intertek Group PLC	557,883	16,912,860

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
LPS Brasil - Consultoria de Imoveis S.A.	337,600	$5,042,484
Michael Page International PLC	2,236,284	13,540,916

		$136,087,001
Computer Software - 3.7%
Check Point Software Technologies Ltd. (a)	324,450	$17,955,063
Dassault Systems S.A.	344,796	28,248,771
SAP AG	342,397	20,415,992

		$66,619,826
Computer Software - Systems - 0.9%
NICE Systems Ltd., ADR (a)	453,580	$15,231,216

Construction - 0.4%
Bellway PLC	664,693	$7,620,278

Consumer Products - 3.1%
Reckitt Benckiser Group PLC	635,451	$32,092,125
Uni-Charm Corp.	499,500	23,660,591

		$55,752,716
Electrical Equipment - 3.2%
Legrand S.A.	900,373	$29,156,626
Schneider Electric S.A.	512,769	29,087,982

		$58,244,608
Electronics - 5.9%
ASML Holding N.V.	769,060	$30,400,942
Infineon Technologies AG	2,145,447	17,706,379
Samsung Electronics Co. Ltd.	21,496	19,515,538
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,952,515	38,146,494

		$105,769,353
Energy - Independent - 1.6%
CNOOC Ltd.	8,214,000	$15,842,838
INPEX Corp.	1,970	13,239,381

		$29,082,219
Energy - Integrated - 2.9%
BG Group PLC	886,513	$19,024,779
OAO Gazprom, ADR	1,384,940	16,045,639
Suncor Energy, Inc.	562,798	16,950,982

		$52,021,400

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 1.1%
JGC Corp.	798,400	$20,056,098

Food & Beverages - 4.1%
Groupe Danone	710,267	$46,980,601
Nestle S.A.	484,560	27,170,254

		$74,150,855
Food & Drug Stores - 3.1%
Dairy Farm International Holdings Ltd.	1,707,600	$14,507,027
Lawson, Inc.	288,400	17,099,939
Tesco PLC	3,682,787	23,488,226

		$55,095,192
General Merchandise - 0.5%
Lojas Renner S.A.	323,200	$9,686,974

Internet - 0.7%
Yahoo Japan Corp.	40,738	$12,892,005

Machinery & Tools - 2.3%
KONE Oyj “B”	323,591	$18,240,433
Schindler Holding AG	188,524	22,533,736

		$40,774,169
Major Banks - 4.7%
Credit Suisse Group AG	757,890	$18,374,211
HSBC Holdings PLC	2,767,674	21,583,497
Julius Baer Group Ltd.	565,309	20,221,339
Standard Chartered PLC	1,112,896	24,299,028

		$84,478,075
Medical & Health Technology & Services - 2.0%
Diagnosticos da America S.A.	1,257,000	$9,105,925
Fleury S.A.	699,100	7,963,868
Fresenius Medical Care AG & Co. KGaA	287,346	19,629,664

		$36,699,457
Medical Equipment - 2.9%
Essilor International S.A.	249,522	$17,839,570
Sonova Holding AG	270,771	28,244,830
Synthes, Inc. (n)	30,785	5,090,822

		$51,175,222

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 3.4%
BHP Billiton Ltd.	928,019	$34,653,248
Iluka Resources Ltd.	633,203	10,156,316
Rio Tinto Ltd.	237,947	15,946,084

		$60,755,648
Oil Services - 0.8%
Saipem S.p.A.	312,257	$13,966,130

Other Banks & Diversified Financials - 4.3%
Banco Santander Brasil S.A., ADR	2,419,520	$18,678,694
Bank Rakyat Indonesia	12,787,500	9,467,864
China Construction Bank	11,320,650	8,072,310
Credicorp Ltd.	185,840	20,185,941
HDFC Bank Ltd.	1,310,815	11,268,991
Siam Commercial Bank Co. Ltd.	2,975,100	10,356,059

		$78,029,859
Pharmaceuticals - 5.3%
Bayer AG	383,858	$25,218,218
Novo Nordisk A/S, “B”	136,251	15,496,299
Roche Holding AG	138,802	22,077,368
Santen, Inc.	397,100	14,963,519
Teva Pharmaceutical Industries Ltd., ADR	454,130	17,988,089

		$95,743,493
Precious Metals & Minerals - 0.9%
Newcrest Mining Ltd.	431,694	$15,662,273

Railroad & Shipping - 2.8%
Canadian National Railway Co.	391,550	$30,368,618
Kuehne & Nagel, Inc. AG	161,480	19,699,965

		$50,068,583
Real Estate - 0.4%
Brasil Brokers Participacoes	1,887,600	$6,356,891

Specialty Chemicals - 8.3%
Akzo Nobel N.V.	498,971	$25,337,501
L’Air Liquide S.A.	154,244	19,577,349
Linde AG	258,748	39,705,006
Nitto Denko Corp.	379,200	15,706,289
Shin-Etsu Chemical Co. Ltd.	593,200	29,781,782
Symrise AG	722,487	19,437,368

		$149,545,295

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 2.2%
Hennes & Mauritz AB, “B”	366,680	$11,641,593
Industria de Diseno Textil S.A.	336,318	28,561,242

		$40,202,835
Telecommunications - Wireless - 1.6%
MTN Group Ltd.	856,502	$15,410,139
Tim Participacoes S.A., ADR	590,490	14,059,567

		$29,469,706
Telephone Services - 1.2%
China Unicom Ltd.	10,216,000	$22,003,305
Total Common Stocks (Identified Cost, $1,606,529,068)		$1,770,155,284

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	16,657,085	$16,657,085

Collateral for Securities Loaned - 2.4%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	42,761,067	$42,761,067
Total Investments (Identified Cost, $1,665,947,220)		$1,829,573,436

Other Assets, Less Liabilities - (1.8)%		(33,045,129)
Net Assets - 100.0%		$1,796,528,307

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,090,822, representing 0.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,649,290,135)	$1,812,916,351
Underlying affiliated funds, at cost and value	16,657,085
Total investments, at value, including $42,493,091 of securities on loan (identified cost, $1,665,947,220)	$1,829,573,436
Foreign currency, at value (identified cost, $230,229)	231,115
Receivables for
Investments sold	17,448,802
Fund shares sold	2,684,919
Interest and dividends	2,286,328
Other assets	527
Total assets	$1,852,225,127
Liabilities
Payables for
Investments purchased	$8,889,675
Fund shares reacquired	3,283,954
Collateral for securities loaned, at value	42,761,067
Payable to affiliates
Investment adviser	82,142
Shareholder servicing costs	408,277
Distribution and service fees	6,790
Payable for independent Trustees’ compensation	4,000
Accrued expenses and other liabilities	260,915
Total liabilities	$55,696,820
Net assets	$1,796,528,307
Net assets consist of
Paid-in capital	$1,701,459,842
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $16,979 deferred country tax)	163,677,181
Accumulated net realized gain (loss) on investments and foreign currency transactions	(90,946,800)
Undistributed net investment income	22,338,084
Net assets	$1,796,528,307
Shares of beneficial interest outstanding	76,816,732

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$221,504,264	10,061,301	$22.02
Class B	14,018,438	675,401	20.76
Class C	32,831,050	1,611,953	20.37
Class I	1,208,520,697	49,914,705	24.21
Class W	190,225,638	8,644,500	22.01
Class R1	557,038	27,401	20.33
Class R2	8,468,682	413,280	20.49
Class R3	14,026,858	640,322	21.91
Class R4	106,375,642	4,827,869	22.03
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.36 [100 / 94.25 x $22.02]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$14,861,550
Interest	133,790
Dividends from other affiliated issuers	11,526
Foreign taxes withheld	(1,226,212)
Total investment income	$13,780,654
Expenses
Management fee	$7,751,440
Distribution and service fees	666,799
Shareholder servicing costs	1,138,918
Administrative services fee	136,752
Independent Trustees’ compensation	20,599
Custodian fee	271,070
Shareholder communications	25,459
Auditing fees	33,975
Legal fees	13,080
Miscellaneous	135,978
Total expenses	$10,194,070
Fees paid indirectly	(39)
Reduction of expenses by investment adviser	(3,370)
Net expenses	$10,190,661
Net investment income	$3,589,993
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $2,756 country tax)	$22,487,415
Foreign currency transactions	(206,032)
Net realized gain (loss) on investments and foreign currency transactions	$22,281,383
Change in unrealized appreciation (depreciation)
Investments (net of $16,979 decrease in deferred country tax)	$(304,305,859)
Translation of assets and liabilities in foreign currencies	(198,782)
Net unrealized gain (loss) on investments and foreign currency translation	$(304,504,641)
Net realized and unrealized gain (loss) on investments and foreign currency	$(282,223,258)
Change in net assets from operations	$(278,633,265)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/11 (unaudited)	Year ended 5/31/11
From operations
Net investment income	$3,589,993	$20,668,663
Net realized gain (loss) on investments and foreign currency transactions	22,281,383	118,485,045
Net unrealized gain (loss) on investments and foreign currency translation	(304,504,641)	339,372,487
Change in net assets from operations	$(278,633,265)	$478,526,195
Distributions declared to shareholders
From net investment income	$—	$(14,925,017)
Change in net assets from fund share transactions	$101,471,254	$217,225,602
Total change in net assets	$(177,162,011)	$680,826,780
Net assets
At beginning of period	1,973,690,318	1,292,863,538
At end of period (including undistributed net investment income of $22,338,084 and $18,748,091, respectively)	$1,796,528,307	$1,973,690,318

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$25.60		$19.23	$17.30	$26.73	$27.97	$23.85
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.21	$0.20	$0.19	$0.29	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(3.61)		6.35	1.91	(8.97)	0.94	6.07
Total from investment operations	$(3.58)		$6.56	$2.11	$(8.78)	$1.23	$6.27
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.18)	$(0.21)	$(0.22)	$(0.23)
From net realized gain on investments	—		—	—	(0.44)	(2.25)	(1.92)
Total distributions declared to shareholders	$—		$(0.19)	$(0.18)	$(0.65)	$(2.47)	$(2.15)
Net asset value, end of period (x)	$22.02		$25.60	$19.23	$17.30	$26.73	$27.97
Total return (%) (r)(s)(t)(x)	(13.98	)(n)	34.20	12.12	(32.59)	4.25	27.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.33	1.40	1.54	1.46	1.50
Expenses after expense reductions (f)	1.30	(a)	1.33	1.40	1.54	1.46	1.50
Net investment income	0.24	(a)	0.92	1.00	1.08	1.07	0.80
Portfolio turnover	16		58	45	81	55	67
Net assets at end of period (000 omitted)	$221,504		$282,410	$274,384	$214,115	$361,362	$295,921

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class B			2011	2010		2009	2008	2007

Net asset value, beginning of period	$24.22		$18.20	$16.36		$25.35	$26.61	$22.77
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.05	$0.04		$0.04	$0.08	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(3.40)		5.99	1.80		(8.48)	0.92	5.80
Total from investment operations	$(3.46)		$6.04	$1.84		$(8.44)	$1.00	$5.81
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.00	)(w)	$(0.11)	$(0.01)	$(0.05)
From net realized gain on investments	—		—	—		(0.44)	(2.25)	(1.92)
Total distributions declared to shareholders	$—		$(0.02)	$(0.00	)(w)	$(0.55)	$(2.26)	$(1.97)
Net asset value, end of period (x)	$20.76		$24.22	$18.20		$16.36	$25.35	$26.61
Total return (%) (r)(s)(t)(x)	(14.29	)(n)	33.17	11.26		(33.03)	3.58	26.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.08	2.15		2.20	2.11	2.15
Expenses after expense reductions (f)	2.05	(a)	2.08	2.15		2.20	2.11	2.15
Net investment income (loss)	(0.52	)(a)	0.25	0.21		0.21	0.30	0.06
Portfolio turnover	16		58	45		81	55	67
Net assets at end of period (000 omitted)	$14,018		$17,387	$15,153		$16,363	$37,507	$50,259

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$23.77		$17.90	$16.14	$25.05	$26.37	$22.60
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.07	$0.06	$0.05	$0.09	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(3.35)		5.87	1.77	(8.39)	0.90	5.74
Total from investment operations	$(3.40)		$5.94	$1.83	$(8.34)	$0.99	$5.77
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.07)	$(0.13)	$(0.06)	$(0.08)
From net realized gain on investments	—		—	—	(0.44)	(2.25)	(1.92)
Total distributions declared to shareholders	$—		$(0.07)	$(0.07)	$(0.57)	$(2.31)	$(2.00)
Net asset value, end of period (x)	$20.37		$23.77	$17.90	$16.14	$25.05	$26.37
Total return (%) (r)(s)(t)(x)	(14.30	)(n)	33.22	11.28	(33.05)	3.57	26.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	2.08	2.15	2.21	2.11	2.15
Expenses after expense reductions (f)	2.05	(a)	2.08	2.15	2.21	2.11	2.15
Net investment income (loss)	(0.52	)(a)	0.31	0.31	0.31	0.36	0.12
Portfolio turnover	16		58	45	81	55	67
Net assets at end of period (000 omitted)	$32,831		$40,549	$29,539	$22,107	$41,990	$40,611

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$28.12		$21.10	$18.96	$29.17	$30.30	$25.67
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.33	$0.28	$0.32	$0.41	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(3.97)		6.93	2.09	(9.84)	1.02	6.52
Total from investment operations	$(3.91)		$7.26	$2.37	$(9.52)	$1.43	$6.86
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.23)	$(0.25)	$(0.31)	$(0.31)
From net realized gain on investments	—		—	—	(0.44)	(2.25)	(1.92)
Total distributions declared to shareholders	$—		$(0.24)	$(0.23)	$(0.69)	$(2.56)	$(2.23)
Net asset value, end of period (x)	$24.21		$28.12	$21.10	$18.96	$29.17	$30.30
Total return (%) (r)(s)(x)	(13.90	)(n)	34.52	12.42	(32.37)	4.61	27.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.08	1.15	1.21	1.11	1.14
Expenses after expense reductions (f)	1.05	(a)	1.08	1.15	1.21	1.11	1.14
Net investment income	0.47	(a)	1.32	1.28	1.64	1.38	1.25
Portfolio turnover	16		58	45	81	55	67
Net assets at end of period (000 omitted)	$1,208,521		$1,357,929	$899,052	$739,374	$859,767	$710,686

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class W			2011	2010	2009	2008	2007

Net asset value, beginning of period	$25.57		$19.21	$17.30	$26.72	$27.98	$23.86
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.52	$0.25	$0.33	$0.36	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	(3.60)		6.07	1.88	(9.06)	0.93	5.81
Total from investment operations	$(3.56)		$6.59	$2.13	$(8.73)	$1.29	$6.33
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.22)	$(0.25)	$(0.30)	$(0.29)
From net realized gain on investments	—		—	—	(0.44)	(2.25)	(1.92)
Total distributions declared to shareholders	$—		$(0.23)	$(0.22)	$(0.69)	$(2.55)	$(2.21)
Net asset value, end of period (x)	$22.01		$25.57	$19.21	$17.30	$26.72	$27.98
Total return (%) (r)(s)(x)	(13.92	)(n)	34.39	12.25	(32.39)	4.47	27.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.17	1.25	1.35	1.22	1.23
Expenses after expense reductions (f)	1.15	(a)	1.17	1.25	1.35	1.22	1.23
Net investment income	0.32	(a)	2.23	1.25	2.04	1.39	2.15
Portfolio turnover	16		58	45	81	55	67
Net assets at end of period (000 omitted)	$190,226		$143,976	$25,338	$13,782	$4,409	$999

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R1			2011	2010	2009 (i)

Net asset value, beginning of period	$23.73		$17.91	$16.21	$18.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.08	$0.05	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(3.35)		5.85	1.79	(1.91	)(g)
Total from investment operations	$(3.40)		$5.93	$1.84	$(1.81)
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.14)	$(0.25)
From net realized gain on investments	—		—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.11)	$(0.14)	$(0.69)
Net asset value, end of period (x)	$20.33		$23.73	$17.91	$16.21
Total return (%) (r)(s)(x)	(14.33	)(n)	33.18	11.28	(9.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.06	(a)	2.07	2.15	2.29	(a)
Expenses after expense reductions (f)	2.06	(a)	2.07	2.15	2.29	(a)
Net investment income (loss)	(0.53	)(a)	0.37	0.29	1.03	(a)
Portfolio turnover	16		58	45	81
Net assets at end of period (000 omitted)	$557		$197	$108	$91

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R2			2011	2010	2009 (i)

Net asset value, beginning of period	$23.86		$17.98	$16.27	$18.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.29	$0.19	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(3.36)		5.79	1.75	(1.89	)(g)
Total from investment operations	$(3.37)		$6.08	$1.94	$(1.75)
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.23)	$(0.25)
From net realized gain on investments	—		—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.20)	$(0.23)	$(0.69)
Net asset value, end of period (x)	$20.49		$23.86	$17.98	$16.27
Total return (%) (r)(s)(x)	(14.12	)(n)	33.89	11.80	(8.94	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.57	1.65	1.79	(a)
Expenses after expense reductions (f)	1.55	(a)	1.57	1.65	1.79	(a)
Net investment income (loss)	(0.08	)(a)	1.31	1.02	1.53	(a)
Portfolio turnover	16		58	45	81
Net assets at end of period (000 omitted)	$8,469		$6,297	$1,491	$92

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R3			2011	2010	2009 (i)

Net asset value, beginning of period	$25.48		$19.15	$17.26	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.24	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(3.59)		6.30	1.87	(2.06	)(g)
Total from investment operations	$(3.57)		$6.54	$2.11	$(1.82)
Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.22)	$(0.25)
From net realized gain on investments	—		—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.21)	$(0.22)	$(0.69)
Net asset value, end of period (x)	$21.91		$25.48	$19.15	$17.26
Total return (%) (r)(s)(x)	(14.01	)(n)	34.23	12.12	(8.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.33	1.40	1.53	(a)
Expenses after expense reductions (f)	1.30	(a)	1.33	1.40	1.53	(a)
Net investment income	0.15	(a)	1.07	1.20	2.46	(a)
Portfolio turnover	16		58	45	81
Net assets at end of period (000 omitted)	$14,027		$9,455	$7,016	$3,240

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R4			2011	2010	2009 (i)

Net asset value, beginning of period	$25.59		$19.22	$17.29	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.32	$0.42	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(3.62)		6.29	1.74	(2.05	)(g)
Total from investment operations	$(3.56)		$6.61	$2.16	$(1.79)
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.23)	$(0.25)
From net realized gain on investments	—		—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.24)	$(0.23)	$(0.69)
Net asset value, end of period (x)	$22.03		$25.59	$19.22	$17.29
Total return (%) (r)(s)(x)	(13.91	)(n)	34.51	12.40	(8.66	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.08	1.15	1.29	(a)
Expenses after expense reductions (f)	1.05	(a)	1.08	1.15	1.29	(a)
Net investment income	0.49	(a)	1.37	2.07	2.64	(a)
Portfolio turnover	16		58	45	81
Net assets at end of period (000 omitted)	$106,376		$115,489	$40,781	$5,018

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Growth Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and

23

Notes to Financial Statements (unaudited) – continued

market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases,

24

Notes to Financial Statements (unaudited) – continued

the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$28,609,889	$246,216,127	$—	$274,826,016
United Kingdom	64,239,918	188,639,010	—	252,878,928
Switzerland	50,778,566	138,774,431	—	189,552,997
Germany	123,799,292	44,655,586	—	168,454,878
Japan	—	157,939,411	—	157,939,411
Netherlands	54,672,904	25,337,501	—	80,010,405
Australia	—	76,417,921	—	76,417,921
Brazil	76,290,746	—	—	76,290,746
Israel	51,174,368	—	—	51,174,368
Other Countries	173,433,001	269,176,613	—	442,609,614
Mutual Funds	59,418,152	—	—	59,418,152
Total Investments	$682,416,836	$1,147,156,600	$—	$1,829,573,436

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $232,200,894 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $201,380,408 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency

25

Notes to Financial Statements (unaudited) – continued

exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

26

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/11
Ordinary income (including any short-term capital gains	$14,925,017

27

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/11
Cost of investments	$1,707,123,624
Gross appreciation	207,479,736
Gross depreciation	(85,029,924)
Net unrealized appreciation (depreciation)	$122,449,812

As of 5/31/11
Undistributed ordinary income	19,144,711
Undistributed long-term capital gain	(72,051,780)
Other temporary differences	(129,894)
Net unrealized appreciation (depreciation)	426,738,693

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/17	$(913,589)
5/31/18	(71,138,191)
Total	$(72,051,780)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/11	Year ended 5/31/11
Class A	$—	$2,532,301
Class B	—	12,135
Class C	—	113,949
Class I	—	10,808,477
Class W	—	324,305
Class R1	—	939
Class R2	—	25,768
Class R3	—	68,198
Class R4	—	1,038,945
Total	$—	$14,925,017

28

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 0.86% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,103 for the six months ended November 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$301,947
Class B	0.75%	0.25%	1.00%	1.00%	75,724
Class C	0.75%	0.25%	1.00%	1.00%	177,571
Class W	0.10%	—	0.10%	0.10%	76,751
Class R1	0.75%	0.25%	1.00%	1.00%	1,036
Class R2	0.25%	0.25%	0.50%	0.50%	18,366
Class R3	—	0.25%	0.25%	0.25%	15,404
Total Distribution and Service Fees					$666,799

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2011 based on each class’ average daily net assets.

29

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2011, were as follows:

Amount
Class A	$76
Class B	11,418
Class C	3,612

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2011, the fee was $94,221, which equated to 0.0104% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $457,358.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2011, these costs for the fund amounted to $587,339 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 0.0151% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional

30

Notes to Financial Statements (unaudited) – continued

compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $57 and is included in independent Trustees’ compensation for the six months ended November 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,961 at November 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,822 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,370, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $410,377,198 and $283,436,366, respectively.

31

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/11		Year ended 5/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,457,737	$33,799,028	3,880,058	$87,951,304
Class B	70,909	1,544,902	143,642	3,151,062
Class C	140,374	2,992,796	455,149	9,900,776
Class I	4,474,063	113,349,699	8,521,617	210,135,320
Class W	3,524,325	75,063,604	4,875,480	115,284,624
Class R1	20,185	410,532	2,255	47,397
Class R2	199,424	4,320,846	231,678	5,134,036
Class R3	394,735	9,080,723	257,590	5,962,052
Class R4	1,302,004	31,138,860	4,109,943	88,661,023
	11,583,756	$271,700,990	22,477,412	$526,227,594
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	92,833	$2,189,017
Class B	—	—	498	11,139
Class C	—	—	3,452	75,843
Class I	—	—	382,935	9,906,542
Class W	—	—	12,860	302,722
Class R1	—	—	43	939
Class R2	—	—	1,002	22,035
Class R3	—	—	2,907	68,198
Class R4	—	—	32,515	765,734
	—	$—	529,045	$13,342,169
Shares reacquired
Class A	(2,428,003)	$(54,969,392)	(7,210,532)	$(166,602,105)
Class B	(113,311)	(2,422,393)	(259,062)	(5,557,154)
Class C	(234,144)	(4,856,143)	(402,905)	(8,539,937)
Class I	(2,851,689)	(70,589,292)	(3,230,759)	(81,398,628)
Class W	(510,850)	(11,607,775)	(576,603)	(13,637,151)
Class R1	(1,104)	(21,733)	(29)	(657)
Class R2	(50,088)	(1,078,102)	(51,666)	(1,128,595)
Class R3	(125,555)	(2,860,577)	(255,801)	(5,914,535)
Class R4	(987,201)	(21,824,329)	(1,751,598)	(39,565,399)
	(7,301,945)	$(170,229,736)	(13,738,955)	$(322,344,161)

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/11		Year ended 5/31/11
	Shares	Amount	Shares	Amount
Net change
Class A	(970,266)	$(21,170,364)	(3,237,641)	$(76,461,784)
Class B	(42,402)	(877,491)	(114,922)	(2,394,953)
Class C	(93,770)	(1,863,347)	55,696	1,436,682
Class I	1,622,374	42,760,407	5,673,793	138,643,234
Class W	3,013,475	63,455,829	4,311,737	101,950,195
Class R1	19,081	388,799	2,269	47,679
Class R2	149,336	3,242,744	181,014	4,027,476
Class R3	269,180	6,220,146	4,696	115,715
Class R4	314,803	9,314,531	2,390,860	49,861,358
	4,281,811	$101,471,254	9,267,502	$217,225,602

On or about May 10, 2012, sales of Class W shares (including exchanges) are expected to be suspended. On or about May 11, 2012, Class W shares are expected to automatically convert to Class I shares. Current shareholders of Class W shares would become shareholders of Class I and would receive Class I shares with a total net asset value equal to their Class W shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 34%, 7%, 5%, 5%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime Retirement Income Fund, were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established

33

Notes to Financial Statements (unaudited) – continued

unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2011, the fund’s commitment fee and interest expense were $7,142 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,492,319	172,129,578	(195,964,812)	16,657,085

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,526	$16,657,085

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are

35

Board Review of Investment Advisory Agreement – continued

observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A Shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one- and five-year periods ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

36

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and the Fund’s total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund

37

Board Review of Investment Advisory Agreement – continued

represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

38

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® International Value Fund

SEMIANNUAL REPORT

November 30, 2011

FGI-SEM

MFS® INTERNATIONAL VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating and the long-term debt ratings of 15 eurozone nations put on negative watch.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
GlaxoSmithKline PLC	3.1%
KDDI Corp.	3.0%
Royal Dutch Shell PLC, “A”	3.0%
Nestle S.A.	2.8%
Vodafone Group PLC	2.8%
Heineken N.V.	2.8%
BP PLC	2.7%
British American Tobacco PLC	2.7%
Kao Corp.	2.6%
Sanofi	2.4%

Equity sectors
Consumer Staples	19.3%
Financial Services	15.0%
Health Care	14.9%
Utilities & Communications	8.7%
Technology	7.9%
Energy	7.2%
Special Products & Services	5.5%
Industrial Goods & Services	4.7%
Basic Materials	3.4%
Retailing	2.9%
Leisure	2.4%
Autos & Housing	1.5%
Transportation	1.5%

Issuer country weightings (x)
United Kingdom	26.5%
Japan	26.2%
Switzerland	11.7%
Germany	7.4%
France	7.1%
Netherlands	5.1%
United States	5.1%
Taiwan	2.0%
South Korea	1.2%
Other Countries	7.7%

Currency exposure weightings (i)
British Pound Sterling	26.5%
Japanese Yen	25.7%
Euro	22.2%
Swiss Franc	11.7%
United States Dollar	5.5%
Taiwan Dollar	2.0%
South Korean Won	1.2%
Swedish Korona	1.1%
Australian Dollar	1.0%
Other Currencies	3.1%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 11/30/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2011 through November 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2011 through November 30, 2011.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/11	Ending Account Value 11/30/11	Expenses Paid During Period (p) 6/01/11-11/30/11
A	Actual	1.24%	$1,000.00	$908.54	$5.92
	Hypothetical (h)	1.24%	$1,000.00	$1,018.80	$6.26
B	Actual	1.99%	$1,000.00	$905.10	$9.48
	Hypothetical (h)	1.99%	$1,000.00	$1,015.05	$10.02
C	Actual	1.99%	$1,000.00	$905.44	$9.48
	Hypothetical (h)	1.99%	$1,000.00	$1,015.05	$10.02
I	Actual	0.99%	$1,000.00	$909.62	$4.73
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
W	Actual	1.09%	$1,000.00	$909.50	$5.20
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
R1	Actual	1.99%	$1,000.00	$905.39	$9.48
	Hypothetical (h)	1.99%	$1,000.00	$1,015.05	$10.02
R2	Actual	1.49%	$1,000.00	$907.68	$7.11
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
R3	Actual	1.24%	$1,000.00	$908.68	$5.92
	Hypothetical (h)	1.24%	$1,000.00	$1,018.80	$6.26
R4	Actual	0.99%	$1,000.00	$909.88	$4.73
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.9%
Issuer	Shares/Par	Value ($)

Aerospace - 1.0%
Cobham PLC	12,863,811	$35,801,164

Alcoholic Beverages - 2.8%
Heineken N.V.	2,160,999	$101,209,625

Automotive - 0.7%
USS Co. Ltd.	321,990	$27,921,939

Broadcasting - 1.7%
Fuji Television Network, Inc.	22,388	$30,670,181
Nippon Television Network Corp.	227,080	30,895,738

		$61,565,919
Brokerage & Asset Managers - 1.5%
Computershare Ltd.	2,630,610	$22,211,739
Daiwa Securities Group, Inc.	9,987,000	33,481,969

		$55,693,708
Business Services - 5.5%
Amadeus IT Holding S.A.	2,558,147	$43,259,336
Brenntag AG	180,370	17,295,761
Bunzl PLC	3,358,685	43,925,977
Compass Group PLC	6,284,156	58,194,704
Nomura Research, Inc.	1,891,500	41,856,384

		$204,532,162
Chemicals - 1.2%
Givaudan S.A.	46,119	$42,998,314

Computer Software - 0.8%
OBIC Co. Ltd.	158,910	$29,194,062

Computer Software - Systems - 2.3%
Acer, Inc.	10,844,480	$12,414,513
Asustek Computer, Inc.	1,779,220	12,406,962
Konica Minolta Holdings, Inc.	3,556,900	26,935,164
Nintendo Co. Ltd.	121,200	18,378,513
Venture Corp. Ltd.	2,939,500	15,281,877

		$85,417,029

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - 0.8%
Geberit AG	155,270	$29,737,912

Consumer Products - 6.1%
Henkel KGaA, IPS	985,857	$58,525,051
Kao Corp.	3,658,400	96,602,236
KOSE Corp.	808,700	19,098,927
Reckitt Benckiser Group PLC	970,666	49,021,459

		$223,247,673
Containers - 0.4%
Brambles Ltd.	2,094,018	$15,643,153

Electrical Equipment - 1.5%
Legrand S.A.	1,206,899	$39,082,806
Spectris PLC	851,200	16,761,478

		$55,844,284
Electronics - 3.5%
ASM International N.V.	394,833	$10,686,257
Halma PLC	4,225,031	22,933,962
Samsung Electronics Co. Ltd.	50,450	45,801,958
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,839,802	49,610,242

		$129,032,419
Energy - Independent - 1.5%
Cairn Energy PLC (a)	4,799,371	$20,633,277
INPEX Corp.	5,144	34,570,243

		$55,203,520
Energy - Integrated - 5.7%
BP PLC	13,718,281	$99,748,754
Royal Dutch Shell PLC, “A”	3,111,609	109,057,749

		$208,806,503
Food & Beverages - 5.4%
Barry Callebaut AG	11,027	$10,070,715
Groupe Danone	1,271,948	84,132,983
Nestle S.A.	1,869,366	104,819,112

		$199,022,810
Food & Drug Stores - 2.2%
Lawson, Inc.	846,000	$50,161,401
Tesco PLC	4,874,842	31,090,962

		$81,252,363

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 0.2%
Daiei, Inc. (a)	1,880,050	$6,868,707

Insurance - 6.0%
Amlin PLC	2,256,189	$11,921,131
Catlin Group Ltd.	2,315,863	15,100,854
Euler Hermes	160,112	9,272,638
Hiscox Ltd.	4,436,554	27,806,258
ING Groep N.V. (a)	4,140,739	32,291,014
Jardine Lloyd Thompson Group PLC	1,793,169	18,734,033
Muenchener Ruckvers AG	157,176	19,875,938
SNS REAAL Groep N.V. (a)	1,823,154	4,070,327
Swiss Re Ltd.	814,695	42,918,903
Zurich Financial Services Ltd.	171,636	37,745,004

		$219,736,100
Leisure & Toys - 0.4%
Sankyo Co. Ltd.	285,100	$14,200,359

Machinery & Tools - 2.2%
Glory Ltd.	857,600	$18,484,011
Neopost S.A. (l)	561,635	39,703,119
Schindler Holding AG	199,420	23,836,103

		$82,023,233
Major Banks - 3.2%
HSBC Holdings PLC	7,935,065	$61,881,005
Julius Baer Group Ltd.	437,580	15,652,419
Sumitomo Mitsui Financial Group, Inc.	1,203,200	33,225,054
UniCredito Italiano S.p.A.	8,637,178	9,019,240

		$119,777,718
Medical & Health Technology & Services - 2.0%
Kobayashi Pharmaceutical Co. Ltd.	651,700	$32,660,130
Miraca Holdings, Inc.	757,600	29,259,113
Rhoen-Klinikum AG	700,756	13,238,973

		$75,158,216
Medical Equipment - 2.1%
Nihon Kohden Corp.	653,700	$15,193,501
Smith & Nephew PLC	2,983,347	27,300,142
Synthes, Inc. (n)	221,841	36,685,175

		$79,178,818

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.3%
Ericsson, Inc., “B”	3,418,215	$36,377,632
Nokia Oyj	2,235,686	12,944,496

		$49,322,128
Other Banks & Diversified Financials - 2.3%
Anglo Irish Bank Corp. PLC (a)	851,990	$0
Chiba Bank Ltd.	1,945,000	12,708,485
DnB NOR A.S.A.	2,428,833	24,890,317
Hachijuni Bank Ltd.	2,006,000	11,783,482
Joyo Bank Ltd.	2,927,000	12,732,890
Jyske Bank A.S. (a)	163,840	4,855,352
Sapporo Hokuyo Holdings, Inc.	2,339,000	8,118,536
Sydbank A.S.	290,159	5,180,862
Unione di Banche Italiane ScpA	1,375,833	5,621,616

		$85,891,540
Pharmaceuticals - 10.8%
Bayer AG	1,012,302	$66,504,939
GlaxoSmithKline PLC	5,100,049	113,008,010
Hisamitsu Pharmaceutical Co., Inc.	331,500	13,277,459
Roche Holding AG	543,080	86,380,435
Sanofi	1,258,346	88,075,800
Santen, Inc.	794,100	29,923,270

		$397,169,913
Printing & Publishing - 0.3%
United Business Media Ltd.	1,299,422	$10,260,559

Real Estate - 2.0%
Deutsche Wohnen AG	2,984,941	$41,712,984
GSW Immobilien AG (a)	995,523	31,856,331

		$73,569,315
Specialty Chemicals - 1.8%
Shin-Etsu Chemical Co. Ltd.	824,745	$41,406,568
Symrise AG	895,639	24,095,748

		$65,502,316
Specialty Stores - 0.5%
Esprit Holdings Ltd.	11,954,481	$17,109,853

Telecommunications - Wireless - 5.8%
KDDI Corp.	16,539	$109,741,123

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
Vodafone Group PLC		38,088,421	$103,330,578

			$213,071,701
Telephone Services - 2.9%
China Unicom Ltd.		9,624,000	$20,728,251
Royal KPN N.V.		3,205,171	39,263,476
TDC A.S.		3,228,570	26,707,274
Telecom Italia S.p.A.		19,216,514	18,640,959

			$105,339,960
Tobacco - 5.0%
British American Tobacco PLC		2,115,443	$98,182,421
Japan Tobacco, Inc.		16,571	79,002,028
Swedish Match AB		166,510	5,450,341

			$182,634,790
Trucking - 1.5%
Yamato Holdings Co. Ltd.		3,343,200	$53,807,267
Total Common Stocks (Identified Cost, $3,371,594,786)			$3,492,747,052

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.0%
JPY Currency - August 2012 @ $0.01	JPY	7,060,718,000	$826,104
JPY Currency - January 2012 @ $0.01	JPY	2,158,309,703	4,317
JPY Currency - March 2012 @ $0.01	JPY	3,482,584,783	27,861

Total Put Options Purchased (Premiums Paid, $2,487,653)			$858,282

Call Options Purchased - 0.0%
EUR Currency - January 2012 @ JPY 121	EUR	17,872,957	$5,022
EUR Currency - March 2012 @ JPY 127	EUR	29,464,415	16,765

Total Call Options Purchased (Premiums Paid, $1,149,733)			$21,787

Issuer	Shares/Par
Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)		137,355,029	$137,355,029

9

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.1%
Issuer	Shares/Par	Value ($)

Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Value (j)	2,272,250	$2,272,250
Total Investments (Identified Cost, $3,514,859,451)		$3,633,254,400

Other Assets, Less Liabilities - 1.3%		46,980,333
Net Assets - 100.0%		$3,680,234,733

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the portfolio at the period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,685,175, representing 1.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,377,504,422)	$3,495,899,371
Underlying affiliated funds, at cost and value	137,355,029
Total investments, at value, including $2,180,829 of securities on loan (identified cost, $3,514,859,451)	$3,633,254,400
Foreign currency, at value (identified cost, $1,123,264)	1,127,681
Receivables for
Fund shares sold	46,362,757
Interest and dividends	16,895,541
Other assets	996
Total assets	$3,697,641,375
Liabilities
Payable for fund shares reacquired	$13,168,091
Collateral for securities loaned, at value	2,272,250
Payable to affiliates
Investment adviser	154,703
Shareholder servicing costs	1,419,495
Distribution and service fees	31,321
Payable for independent Trustees’ compensation	1,898
Accrued expenses and other liabilities	358,884
Total liabilities	$17,406,642
Net assets	$3,680,234,733
Net assets consist of
Paid-in capital	$3,579,665,553
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	118,218,337
Accumulated net realized gain (loss) on investments and foreign currency transactions	(96,450,628)
Undistributed net investment income	78,801,471
Net assets	$3,680,234,733
Shares of beneficial interest outstanding	150,456,552

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,466,849,622	60,753,867	$24.14
Class B	26,944,553	1,167,301	23.08
Class C	84,777,063	3,800,763	22.31
Class I	1,578,863,033	62,740,527	25.16
Class W	103,545,665	4,275,622	24.22
Class R1	319,384	14,080	22.68
Class R2	148,293,712	6,501,869	22.81
Class R3	130,113,979	5,403,329	24.08
Class R4	140,527,722	5,799,194	24.23

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $25.61 [100 / 94.25 x $24.14]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$44,191,158
Interest	282,280
Dividends from underlying affiliated funds	61,320
Foreign taxes withheld	(2,918,574)
Total investment income	$41,616,184
Expenses
Management fee	$13,336,567
Distribution and service fees	2,929,132
Shareholder servicing costs	2,513,687
Administrative services fee	250,572
Independent Trustees’ compensation	28,252
Custodian fee	320,469
Shareholder communications	115,859
Auditing fees	28,490
Legal fees	25,214
Miscellaneous	188,106
Total expenses	$19,736,348
Fees paid indirectly	(49)
Reduction of expenses by investment adviser	(6,000)
Net expenses	$19,730,299
Net investment income	$21,885,885
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$5,399,744
Foreign currency transactions	(784,338)
Net realized gain (loss) on investments and foreign currency transactions	$4,615,406
Change in unrealized appreciation (depreciation)
Investments	$(345,765,974)
Translation of assets and liabilities in foreign currencies	(438,605)
Net unrealized gain (loss) on investments and foreign currency translation	$(346,204,579)
Net realized and unrealized gain (loss) on investments and foreign currency	$(341,589,173)
Change in net assets from operations	$(319,703,288)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/11	Year ended 5/31/11
Change in net assets	(unaudited)
From operations
Net investment income	$21,885,885	$62,456,204
Net realized gain (loss) on investments and foreign currency transactions	4,615,406	242,335,025
Net unrealized gain (loss) on investments and foreign currency translation	(346,204,579)	505,496,192
Change in net assets from operations	$(319,703,288)	$810,287,421
Distributions declared to shareholders
From net investment income	$—	$(38,000,412)
Change in net assets from fund share transactions	$566,592,794	$140,141,137
Total change in net assets	$246,889,506	$912,428,146
Net assets
At beginning of period	3,433,345,227	2,520,917,081
At end of period (including undistributed net investment income of $78,801,471 and $56,915,586, respectively)	$3,680,234,733	$3,433,345,227

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$26.57		$20.75	$19.35	$30.23	$32.74	$29.16
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.44	$0.42	$0.46	$0.63	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	(2.58)		5.66	1.19	(9.27)	(0.62)	5.75
Total from investment operations	$(2.43)		$6.10	$1.61	$(8.81)	$0.01	$6.24
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.21)	$(0.55)	$(0.37)	$(0.42)
From net realized gain on investments	—		—	—	(1.52)	(2.15)	(2.24)
Total distributions declared to shareholders	$—		$(0.28)	$(0.21)	$(2.07)	$(2.52)	$(2.66)
Net asset value, end of period (x)	$24.14		$26.57	$20.75	$19.35	$30.23	$32.74
Total return (%) (r)(s)(t)(x)	(9.15	)(n)	29.51	8.21	(28.97)	(0.05)	22.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.28	1.35	1.48	1.45	1.49
Expenses after expense reductions (f)	1.24	(a)	1.28	1.35	1.48	1.45	1.49
Net investment income	1.21	(a)	1.85	1.88	2.32	2.03	1.61
Portfolio turnover	5		24	25	52	35	49
Net assets at end of period (000 omitted)	$1,466,850		$1,462,263	$1,308,449	$542,453	$400,018	$386,570

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$25.50		$19.90	$18.54	$29.09	$31.55	$28.19
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.24	$0.17	$0.15	$0.33	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(2.48)		5.44	1.19	(8.75)	(0.52)	5.57
Total from investment operations	$(2.42)		$5.68	$1.36	$(8.60)	$(0.19)	$5.82
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$—	$(0.43)	$(0.12)	$(0.22)
From net realized gain on investments	—		—	—	(1.52)	(2.15)	(2.24)
Total distributions declared to shareholders	$—		$(0.08)	$—	$(1.95)	$(2.27)	$(2.46)
Net asset value, end of period (x)	$23.08		$25.50	$19.90	$18.54	$29.09	$31.55
Total return (%) (r)(s)(t)(x)	(9.49	)(n)	28.60	7.34	(29.42)	(0.69)	21.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.03	2.10	2.16	2.10	2.14
Expenses after expense reductions (f)	1.99	(a)	2.03	2.10	2.16	2.10	2.14
Net investment income	0.47	(a)	1.07	0.80	0.72	1.10	0.86
Portfolio turnover	5		24	25	52	35	49
Net assets at end of period (000 omitted)	$26,945		$28,686	$21,961	$22,952	$51,764	$79,000

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$24.64		$19.28	$18.01	$28.39	$30.89	$27.67
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.24	$0.19	$0.18	$0.36	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(2.38)		5.26	1.14	(8.58)	(0.54)	5.43
Total from investment operations	$(2.33)		$5.50	$1.33	$(8.40)	$(0.18)	$5.71
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.06)	$(0.46)	$(0.17)	$(0.25)
From net realized gain on investments	—		—	—	(1.52)	(2.15)	(2.24)
Total distributions declared to shareholders	$—		$(0.14)	$(0.06)	$(1.98)	$(2.32)	$(2.49)
Net asset value, end of period (x)	$22.31		$24.64	$19.28	$18.01	$28.39	$30.89
Total return (%) (r)(s)(t)(x)	(9.46	)(n)	28.60	7.37	(29.44)	(0.69)	21.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	2.03	2.10	2.16	2.10	2.14
Expenses after expense reductions (f)	1.99	(a)	2.03	2.10	2.16	2.10	2.14
Net investment income	0.47	(a)	1.08	0.95	0.92	1.22	0.96
Portfolio turnover	5		24	25	52	35	49
Net assets at end of period (000 omitted)	$84,777		$92,921	$66,124	$49,093	$76,841	$91,372

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$27.66		$21.56	$20.07	$31.20	$33.71	$29.94
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.53	$0.44	$0.49	$0.77	$0.64
Net realized and unrealized gain (loss) on investments and foreign currency	(2.69)		5.88	1.28	(9.51)	(0.64)	5.88
Total from investment operations	$(2.50)		$6.41	$1.72	$(9.02)	$0.13	$6.52
Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.23)	$(0.59)	$(0.49)	$(0.51)
From net realized gain on investments	—		—	—	(1.52)	(2.15)	(2.24)
Total distributions declared to shareholders	$—		$(0.31)	$(0.23)	$(2.11)	$(2.64)	$(2.75)
Net asset value, end of period (x)	$25.16		$27.66	$21.56	$20.07	$31.20	$33.71
Total return (%) (r)(s)(x)	(9.04	)(n)	29.89	8.46	(28.73)	0.31	22.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.03	1.10	1.16	1.10	1.14
Expenses after expense reductions (f)	0.99	(a)	1.03	1.10	1.16	1.10	1.14
Net investment income	1.47	(a)	2.13	1.91	2.29	2.43	2.04
Portfolio turnover	5		24	25	52	35	49
Net assets at end of period (000 omitted)	$1,578,863		$1,339,067	$830,162	$668,802	$756,900	$617,518

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class W			2011	2010	2009	2008	2007

Net asset value, beginning of period	$26.63		$20.78	$19.37	$30.23	$32.75	$29.16
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.47	$0.47	$0.65	$0.60	$0.89
Net realized and unrealized gain (loss) on investments and foreign currency	(2.58)		5.68	1.16	(9.40)	(0.51)	5.43
Total from investment operations	$(2.41)		$6.15	$1.63	$(8.75)	$0.09	$6.32
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.22)	$(0.59)	$(0.46)	$(0.49)
From net realized gain on investments	—		—	—	(1.52)	(2.15)	(2.24)
Total distributions declared to shareholders	$—		$(0.30)	$(0.22)	$(2.11)	$(2.61)	$(2.73)
Net asset value, end of period (x)	$24.22		$26.63	$20.78	$19.37	$30.23	$32.75
Total return (%) (r)(s)(x)	(9.05	)(n)	29.74	8.34	(28.78)	0.22	22.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.13	1.21	1.29	1.21	1.24
Expenses after expense reductions (f)	1.09	(a)	1.13	1.21	1.29	1.21	1.24
Net investment income	1.36	(a)	1.96	2.10	3.64	2.04	3.22
Portfolio turnover	5		24	25	52	35	49
Net assets at end of period (000 omitted)	$103,546		$101,834	$67,770	$20,807	$2,089	$1,031

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R1			2011	2010	2009 (i)

Net asset value, beginning of period	$25.05		$19.61	$18.37	$22.52
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.32	$0.17	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(2.43)		5.27	1.19	(2.21	)(g)
Total from investment operations	$(2.37)		$5.59	$1.36	$(2.04)
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.12)	$(0.59)
From net realized gain on investments	—		—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.15)	$(0.12)	$(2.11)
Net asset value, end of period (x)	$22.68		$25.05	$19.61	$18.37
Total return (%) (r)(s)(x)	(9.46	)(n)	28.55	7.35	(8.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	2.03	2.10	2.21	(a)
Expenses after expense reductions (f)	1.99	(a)	2.03	2.10	2.21	(a)
Net investment income	0.48	(a)	1.40	0.84	1.52	(a)
Portfolio turnover	5		24	25	52
Net assets at end of period (000 omitted)	$319		$256	$98	$91

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R2			2011	2010	2009 (i)

Net asset value, beginning of period	$25.13		$19.67	$18.42	$22.52
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.38	$0.40	$0.79
Net realized and unrealized gain (loss) on investments and foreign currency	(2.43)		5.34	1.08	(2.78	)(g)
Total from investment operations	$(2.32)		$5.72	$1.48	$(1.99)
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.23)	$(0.59)
From net realized gain on investments	—		—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.26)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$22.81		$25.13	$19.67	$18.42
Total return (%) (r)(s)(x)	(9.23	)(n)	29.22	7.91	(8.61	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.53	1.62	1.71	(a)
Expenses after expense reductions (f)	1.49	(a)	1.53	1.61	1.71	(a)
Net investment income	0.96	(a)	1.69	1.85	6.93	(a)
Portfolio turnover	5		24	25	52
Net assets at end of period (000 omitted)	$148,294		$190,555	$111,399	$7,828

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R3			2011	2010	2009 (i)

Net asset value, beginning of period	$26.50		$20.70	$19.32	$23.46
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.56	$0.48	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	(2.57)		5.52	1.13	(2.64	)(g)
Total from investment operations	$(2.42)		$6.08	$1.61	$(2.03)
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.23)	$(0.59)
From net realized gain on investments	—		—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.28)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$24.08		$26.50	$20.70	$19.32
Total return (%) (r)(s)(x)	(9.13	)(n)	29.52	8.21	(8.42	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.28	1.36	1.46	(a)
Expenses after expense reductions (f)	1.24	(a)	1.28	1.36	1.45	(a)
Net investment income	1.22	(a)	2.32	2.15	5.26	(a)
Portfolio turnover	5		24	25	52
Net assets at end of period (000 omitted)	$130,114		$109,906	$46,546	$6,327

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
Class R4			2011	2010	2009 (i)

Net asset value, beginning of period	$26.63		$20.77	$19.35	$23.46
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.52	$0.48	$0.90
Net realized and unrealized gain (loss) on investments and foreign currency	(2.58)		5.65	1.17	(2.90	)(g)
Total from investment operations	$(2.40)		$6.17	$1.65	$(2.00)
Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.23)	$(0.59)
From net realized gain on investments	—		—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.31)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$24.23		$26.63	$20.77	$19.35
Total return (%) (r)(s)(x)	(9.01	)(n)	29.87	8.42	(8.29	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.03	1.10	1.21	(a)
Expenses after expense reductions (f)	0.99	(a)	1.03	1.10	1.21	(a)
Net investment income	1.46	(a)	2.14	2.15	7.60	(a)
Portfolio turnover	5		24	25	52
Net assets at end of period (000 omitted)	$140,528		$107,858	$68,408	$22,269

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 1, 2008, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS International Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end

24

Notes to Financial Statements (unaudited) – continued

investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could

25

Notes to Financial Statements (unaudited) – continued

obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$49,021,459	$925,673,019	$—	$974,694,478
Japan	—	962,158,741	—	962,158,741
Switzerland	23,836,103	407,007,989	—	430,844,092
Germany	113,477,008	159,628,717	—	273,105,725
France	137,051,557	123,215,789	—	260,267,346
Netherlands	101,209,625	86,311,073	—	187,520,698
Taiwan	49,610,242	24,821,475	—	74,431,717
South Korea	—	45,801,958	—	45,801,958
Spain	—	43,259,336	—	43,259,336
Other Countries	4,855,352	235,807,609	0	240,662,961
Purchased Currency Options	—	880,069	—	880,069
Mutual Funds	139,627,279	—	—	139,627,279
Total Investments	$618,688,625	$3,014,565,775	$0	$3,633,254,400

For further information regarding security characteristics, see the Portfolio of Investments. At November 30, 2011, the fund held one level 3 security valued at $0, which was also held and valued at $0 at May 31, 2011.

Of the level 2 investments presented above, equity investments amounting to $671,448,631 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $228,003,445 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing

26

Notes to Financial Statements (unaudited) – continued

exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Purchased Currency Options	$880,069

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

27

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2011 as reported in the Statement of Operations:

Risk	Investment Transactions (Purchased Options)
Foreign Exchange	$(4,316,237)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2011 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$(142,080)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral

28

Notes to Financial Statements (unaudited) – continued

requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default.

29

Notes to Financial Statements (unaudited) – continued

The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to

30

Notes to Financial Statements (unaudited) – continued

examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/11
Ordinary income (including any short-term capital gains)	$38,000,412

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/11
Cost of investments	$3,540,097,551
Gross appreciation	306,128,545
Gross depreciation	(212,971,696)
Net unrealized appreciation (depreciation)	$93,156,849

As of 5/31/11
Undistributed ordinary income	58,615,307
Capital loss carryforwards	(75,827,934)
Other temporary differences	(1,437,728)
Net unrealized appreciation (depreciation)	438,922,823

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

5/31/18	$(75,827,934)

31

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/11	Year ended 5/31/11
Class A	$—	$18,907,128
Class B	—	89,660
Class C	—	514,841
Class I	—	13,855,064
Class W	—	1,151,406
Class R1	—	892
Class R2	—	1,654,734
Class R3	—	683,488
Class R4	—	1,143,199
Total	$—	$38,000,412

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 0.79% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $239,850 for the six months ended November 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

32

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,758,958
Class B	0.75%	0.25%	1.00%	1.00%	135,673
Class C	0.75%	0.25%	1.00%	1.00%	429,905
Class W	0.10%	—	0.10%	0.10%	49,589
Class R1	0.75%	0.25%	1.00%	1.00%	1,445
Class R2	0.25%	0.25%	0.50%	0.50%	411,158
Class R3	—	0.25%	0.25%	0.25%	142,404
Total Distribution and Service Fees					$2,929,132

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2011, were as follows:

Amount
Class A	$3,272
Class B	17,640
Class C	5,086

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2011, the fee was $209,145, which equated to 0.0124% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended

33

Notes to Financial Statements (unaudited) – continued

November 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,717,177.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2011, these costs for the fund amounted to $587,365 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $31 and is included in independent Trustees’ compensation for the six months ended November 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,740 at November 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment

34

Notes to Financial Statements (unaudited) – continued

of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $10,601 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,000, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $725,925,348 and $169,452,136, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/11		Year ended 5/31/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	13,998,183	$342,685,735	37,255,105	$895,638,112
Class B	189,214	4,485,295	355,048	8,265,764
Class C	452,570	10,261,599	1,204,882	27,065,156
Class I	18,843,882	478,826,574	11,767,219	288,838,527
Class W	1,008,541	24,927,646	1,963,103	46,759,920
Class R1	4,546	106,707	5,181	121,855
Class R2	1,739,930	40,669,775	4,406,804	100,304,412
Class R3	1,746,793	42,993,077	2,841,278	69,700,214
Class R4	2,503,667	63,794,196	2,060,861	49,890,894
	40,487,326	$1,008,750,604	61,859,481	$1,486,584,854

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/11		Year ended 5/31/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	701,875	$17,034,513
Class B	—	—	3,340	78,044
Class C	—	—	16,381	369,891
Class I	—	—	504,065	12,717,560
Class W	—	—	39,360	956,853
Class R1	—	—	39	892
Class R2	—	—	71,649	1,646,501
Class R3	—	—	28,243	683,488
Class R4	—	—	41,011	996,569
	—	$—	1,405,963	$34,484,311
Shares reacquired
Class A	(8,280,676)	$(203,482,225)	(45,989,141)	$(1,145,851,313)
Class B	(147,005)	(3,464,325)	(336,711)	(7,729,113)
Class C	(423,272)	(9,601,890)	(878,713)	(19,578,272)
Class I	(4,518,817)	(115,254,455)	(2,353,666)	(59,101,020)
Class W	(557,018)	(13,887,388)	(1,439,328)	(35,366,595)
Class R1	(672)	(15,752)	(8)	(198)
Class R2	(2,820,815)	(65,636,745)	(2,558,551)	(57,758,394)
Class R3	(490,967)	(12,145,064)	(971,082)	(23,166,941)
Class R4	(754,251)	(18,669,966)	(1,344,918)	(32,376,182)
	(17,993,493)	$(442,157,810)	(55,872,118)	$(1,380,928,028)
Net change
Class A	5,717,507	$139,203,510	(8,032,161)	$(233,178,688)
Class B	42,209	1,020,970	21,677	614,695
Class C	29,298	659,709	342,550	7,856,775
Class I	14,325,065	363,572,119	9,917,618	242,455,067
Class W	451,523	11,040,258	563,135	12,350,178
Class R1	3,874	90,955	5,212	122,549
Class R2	(1,080,885)	(24,966,970)	1,919,902	44,192,519
Class R3	1,255,826	30,848,013	1,898,439	47,216,761
Class R4	1,749,416	45,124,230	756,954	18,511,281
	22,493,833	$566,592,794	7,393,326	$140,141,137

On or about May 10, 2012, sales of Class W shares (including exchanges) are expected to be suspended. On or about May 11, 2012, Class W shares are expected to automatically convert to Class I shares. Current shareholders of Class W shares would become shareholders of Class I and would receive Class I shares with a total net asset value equal to their Class W shares at the time of the conversion.

36

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund, were the owners of record of approximately 16%, 4%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund and MFS Lifetime 2050 Fund were each the owners of record less 1% of the value outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2011, the fund’s commitment fee and interest expense were $13,828 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	142,515,907	533,064,620	(538,225,498)	137,355,029

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$61,320	$137,355,029

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

38

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ

39

Board Review of Investment Advisory Agreement – continued

from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

40

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

41

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

42

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Global Bond Fund

SEMIANNUAL REPORT

November 30, 2011

GLB-SEM

MFS® GLOBAL BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating and the long-term debt ratings of 15 eurozone nations put on negative watch.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	54.0%
U.S. Treasury Securities	21.0%
Emerging Markets Bonds	7.1%
High Grade Corporates	2.7%
Commercial Mortgage-Backed Securities	0.9%
Mortgage-Backed Securities	0.5%

Composition including fixed income credit quality (a)(i)
AAA	32.2%
AA	18.5%
A	5.8%
BBB	6.2%
BB	0.5%
U.S. Government	21.0%
Federal Agencies	0.5%
Not Rated	1.5%
Cash & Other	13.8%

Portfolio facts (i)
Average Duration (d)	6.7
Average Effective Maturity (m)	9.9 yrs.

Issuer country weightings (i)(x)
United States	38.2%
Japan	17.3%
Germany	12.7%
United Kingdom	6.0%
Italy	3.9%
Canada	3.5%
Netherlands	2.8%
France	2.7%
Mexico	2.2%
Other Countries	10.7%

Currency exposure weightings (i)(y)
Japanese Yen	32.1%
United States Dollar	25.0%
Euro	17.3%
British Pound Sterling	6.4%
South African Rand	2.4%
Mexican Peso	2.3%
Indonesian Rupiah	1.9%
Singapore Dollar	1.9%
Turkish Lira	1.8%
Other Countries	8.9%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 11/30/11.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2011 through November 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2011 through November 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/11	Ending Account Value 11/30/11	Expenses Paid During Period (p) 6/01/11-11/30/11
A	Actual	0.94%	$1,000.00	$1,018.55	$4.74
	Hypothetical (h)	0.94%	$1,000.00	$1,020.30	$4.75
B	Actual	1.70%	$1,000.00	$1,009.14	$8.54
	Hypothetical (h)	1.70%	$1,000.00	$1,016.50	$8.57
C	Actual	1.70%	$1,000.00	$1,009.14	$8.54
	Hypothetical (h)	1.70%	$1,000.00	$1,016.50	$8.57
I	Actual	0.70%	$1,000.00	$1,014.17	$3.52
	Hypothetical (h)	0.70%	$1,000.00	$1,021.50	$3.54
R1	Actual	1.70%	$1,000.00	$1,009.14	$8.54
	Hypothetical (h)	1.70%	$1,000.00	$1,016.50	$8.57
R2	Actual	1.20%	$1,000.00	$1,012.59	$6.04
	Hypothetical (h)	1.20%	$1,000.00	$1,019.00	$6.06
R3	Actual	0.95%	$1,000.00	$1,012.90	$4.78
	Hypothetical (h)	0.95%	$1,000.00	$1,020.25	$4.80
R4	Actual	0.70%	$1,000.00	$1,014.17	$3.52
	Hypothetical (h)	0.70%	$1,000.00	$1,021.50	$3.54

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes, which are based on estimated expenses, been in effect throughout the six month period, the annualized expense ratios would have been 1.10%, 1.85%, 1.85%, 0.85%, 1.85%, 1.35%, 1.10%, and 0.85% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4; the actual expenses paid during the period would have been approximately $5.55, $9.29, $9.29, $4.28, $9.29, $6.79, $5.53, and $4.28 for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4; and the hypothetical expenses paid during the period would have been approximately $5.55, $9.32, $9.32, $4.29, $9.32, $6.81, $5.55, and $4.29. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 85.1%
Issuer	Shares/Par		Value ($)

Asset-Backed & Securitized - 0.9%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$922,919
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	929,261
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049		1,111,221	1,165,530

			$3,017,710
Cable TV - 0.4%
DIRECTV Holdings LLC, 5.2%, 2020		$750,000	$792,799
Time Warner Cable, Inc., 5%, 2020		620,000	655,674

			$1,448,473
Chemicals - 0.2%
Dow Chemical Co., 8.55%, 2019		$590,000	$743,124

Emerging Market Quasi-Sovereign - 2.5%
Banco do Brasil S.A., 5.875%, 2022 (n)		$1,253,000	$1,234,205
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)		1,427,000	1,474,091
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		526,000	544,202
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		384,000	383,990
Corporacion Nacional del Cobre de Chile, 3.875%, 2021 (n)		200,000	198,936
Empresa Nacional del Petroleo, 5.25%, 2020 (n)		115,000	119,874
Gaz Capital S.A., 5.999%, 2021 (z)		1,221,000	1,233,210
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)		656,000	575,640
Pertamina PT, 5.25%, 2021 (n)		200,000	198,500
Petrobras International Finance Co., 5.375%, 2021		1,524,000	1,549,763
Petroleos Mexicanos, 5.5%, 2021		231,000	245,438
Petroleos Mexicanos, 6.5%, 2041		128,000	138,240
Petroleos Mexicanos, 6.5%, 2041 (n)		101,000	109,080
PT Perusahaan Listrik Negara, 5.5%, 2021 (z)		223,000	220,213
SCF Capital Ltd., 5.375%, 2017 (n)		714,000	626,535

			$8,851,917
Emerging Market Sovereign - 3.4%
Deutsche Bank AG, CLN, 7.15%, 2013 (n)	RUB	137,650,000	$4,504,766
Federative Republic of Brazil, 5.625%, 2041		$157,000	177,803
Republic of Indonesia, 4.875%, 2021 (n)		332,000	345,695
Republic of Philippines, 5.5%, 2026		200,000	220,750

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Poland, 5%, 2022		$183,000	$177,510
United Mexican States, 8%, 2015	MXN	26,140,000	2,119,909
United Mexican States, 7.25%, 2016	MXN	27,060,000	2,157,610
United Mexican States, 8%, 2020	MXN	23,250,000	1,916,428
United Mexican States, 5.75%, 2110		$130,000	132,925

			$11,753,396
Energy - Integrated - 0.2%
Hess Corp., 8.125%, 2019		$500,000	$618,620

Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 5.375%, 2020		$800,000	$924,030
Kraft Foods, Inc., 6.125%, 2018		410,000	473,531

			$1,397,561
International Market Quasi-Sovereign - 0.1%
Eksportfinans A.S.A., 1.875%, 2013		$222,000	$200,365

International Market Sovereign - 53.1%
Federal Republic of Germany, 5%, 2012	EUR	3,566,000	$4,810,322
Federal Republic of Germany, 5%, 2012	EUR	5,587,000	7,727,815
Federal Republic of Germany, 3.75%, 2013	EUR	5,633,000	7,992,097
Federal Republic of Germany, 3.75%, 2015	EUR	10,457,000	15,390,082
Federal Republic of Germany, 4.25%, 2018	EUR	1,446,000	2,259,659
Federal Republic of Germany, 3.25%, 2021	EUR	882,000	1,293,940
Federal Republic of Germany, 6.25%, 2030	EUR	2,006,000	3,879,848
Government of Australia, 5.75%, 2021	AUD	3,613,000	4,242,297
Government of Canada, 4.5%, 2015	CAD	6,248,000	6,806,182
Government of Canada, 4.25%, 2018	CAD	308,000	348,987
Government of Canada, 3.25%, 2021	CAD	2,384,000	2,561,757
Government of Canada, 5.75%, 2033	CAD	1,580,000	2,321,506
Government of Japan, 1.7%, 2017	JPY	817,600,000	11,225,576
Government of Japan, 1.1%, 2020	JPY	1,327,900,000	17,380,321
Government of Japan, 2.1%, 2024	JPY	1,012,750,000	14,172,089
Government of Japan, 2.2%, 2027	JPY	611,500,000	8,522,911
Government of Japan, 2.4%, 2037	JPY	629,550,000	8,882,150
Kingdom of Denmark, 3%, 2021	DKK	9,233,000	1,805,918
Kingdom of Norway, 3.75%, 2021	NOK	9,210,000	1,759,813
Kingdom of Spain, 4.6%, 2019	EUR	3,373,000	4,155,766
Kingdom of Sweden, 5%, 2020	SEK	31,555,000	5,934,273
Kingdom of the Netherlands, 3.75%, 2014	EUR	4,694,000	6,775,962
Kingdom of the Netherlands, 5.5%, 2028	EUR	837,000	1,463,801
Republic of France, 6%, 2025	EUR	1,990,000	3,325,608

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of France, 4.75%, 2035	EUR	3,879,000	$5,805,883
Republic of Iceland, 4.875%, 2016 (n)		$1,007,000	982,955
Republic of Italy, 5.25%, 2017	EUR	8,146,000	9,827,121
Republic of Italy, 3.75%, 2021	EUR	3,328,000	3,516,292
United Kingdom Treasury, 5%, 2018	GBP	1,204,000	2,276,985
United Kingdom Treasury, 8%, 2021	GBP	1,895,000	4,446,249
United Kingdom Treasury, 4.25%, 2027	GBP	3,676,000	6,903,372
United Kingdom Treasury, 4.25%, 2036	GBP	3,630,000	6,917,847

			$185,715,384
Major Banks - 0.9%
ABN Amro Bank N.V., FRN, 2.198%, 2014 (n)		$1,300,000	$1,266,538
Bank of America Corp., 7.625%, 2019		1,000,000	975,333
Credit Suisse (USA), Inc., 6%, 2018		500,000	484,396
PNC Financial Services Group, Inc., 5.125%, 2020		250,000	276,407

			$3,002,674
Metals & Mining - 0.2%
Gold Fields Orogen Holding Ltd., 4.875%, 2020 (n)		$1,000,000	$864,569

Mortgage-Backed - 0.5%
Fannie Mae, 2.578%, 2018		$1,000,000	$1,007,648
Freddie Mac, 3.882%, 2017		766,027	825,020

			$1,832,668
Oil Services - 0.1%
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)		$425,086	$417,647

Other Banks & Diversified Financials - 0.4%
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		$647,000	$630,825
Citigroup, Inc., 6.125%, 2018		750,000	781,304

			$1,412,129
Real Estate - 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2020		$250,000	$279,372

Specialty Stores - 0.1%
Best Buy Co., Inc., 6.75%, 2013		$289,000	$306,595

Telecommunications - Wireless - 0.1%
America Movil S.A.B. de C.V., 2.375%, 2016		$200,000	$195,325

Telephone Services - 0.5%
Brasil Telecom S.A., 9.75%, 2016 (n)	BRL	3,133,000	$1,697,868

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - 0.1%
Altria Group, Inc., 9.7%, 2018	$425,000	$556,495

U.S. Treasury Obligations - 20.9%
U.S. Treasury Bonds, 6.875%, 2025	$9,094,000	$13,754,675
U.S. Treasury Bonds, 5.25%, 2029	4,610,000	6,222,062
U.S. Treasury Bonds, 4.5%, 2039	9,177,000	11,763,767
U.S. Treasury Notes, 1.375%, 2012	5,000,000	5,019,335
U.S. Treasury Notes, 4.125%, 2015	9,492,000	10,669,597
U.S. Treasury Notes, 4.75%, 2017	6,956,000	8,347,743
U.S. Treasury Notes, 3.5%, 2020	15,199,000	17,236,608

		$73,013,787
Total Bonds (Identified Cost, $286,702,935)		$297,325,679

Money Market Funds - 13.8%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	48,106,854	$48,106,854
Total Investments (Identified Cost, $334,809,789)		$345,432,533

Other Assets, Less Liabilities - 1.1%		3,966,479
Net Assets - 100.0%		$349,399,012

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,175,916, representing 4.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Gaz Capital S.A., 5.999%, 2021	11/16/2011	$1,221,000	$1,233,210
PT Perusahaan Listrik Negara, 5.5%, 2021	11/15/2011	220,894	220,213
Total Restricted Securities			$1,453,423
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

9

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 11/30/11

Forward Foreign Currency Exchange Contracts at 11/30/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank, N.A.	73,000	1/12/12	$74,045	$74,702	$657
BUY	AUD	Merrill Lynch International Bank	263,000	1/12/12	263,231	269,132	5,901
BUY	AUD	Royal Bank of Scotland Group PLC	158,000	1/12/12	157,545	161,684	4,139
SELL	AUD	Barclays Bank PLC	36,000	1/12/12	37,009	36,839	170
BUY	BRL	JPMorgan Chase Bank N.A.	5,216,000	12/02/11-1/04/12	2,810,749	2,882,516	71,767
SELL	BRL	Barclays Bank PLC	2,931,000	12/05/11	1,702,981	1,619,658	83,323
SELL	BRL	JPMorgan Chase Bank N.A.	1,826,000	12/02/11	1,022,969	1,009,760	13,209
BUY	CAD	Brown Brothers Harriman	72,000	1/12/12	70,082	70,519	437
SELL	CAD	Brown Brothers Harriman	125,000	1/12/12	123,075	122,428	647

10

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	CAD	Citibank N.A.	530,746	1/12/12	$520,692	$519,827	$865
BUY	CLP	Barclays Bank PLC	522,790,000	12/14/11	994,843	1,012,358	17,515
SELL	CLP	Goldman Sachs International	523,570,000	12/14/11	1,034,723	1,013,868	20,855
BUY	CNY	Credit Suisse Group	1,489,000	5/16/12	233,715	233,787	72
BUY	COP	Deutsche Bank AG	330,521,000	1/13/12	167,578	169,171	1,593
BUY	COP	JPMorgan Chase Bank N.A.	2,996,347,000	1/13/12	1,524,665	1,533,620	8,955
BUY	DKK	Merrill Lynch International Bank	1,254,596	1/12/12	226,072	226,853	781
SELL	DKK	Brown Brothers Harriman	670,000	1/12/12	124,072	121,148	2,924
BUY	EUR	Barclays Bank PLC	601,000	1/12/12	804,336	807,892	3,556
BUY	EUR	Citibank N.A.	2,934,906	1/12/12	3,924,023	3,945,238	21,215
BUY	EUR	UBS AG	3,861,036	1/12/12	5,154,322	5,190,185	35,863
SELL	EUR	Barclays Bank PLC	4,454,739	1/12/12	6,051,444	5,988,268	63,176
SELL	EUR	Citibank N.A.	836,000	1/12/12	1,139,822	1,123,790	16,032
SELL	EUR	Credit Suisse Group	29,360,986	1/12/12	39,684,469	39,468,408	216,061
SELL	EUR	HSBC Bank	28,561,630	1/12/12	38,512,527	38,393,876	118,651
SELL	EUR	Merrill Lynch International Bank	232,000	1/12/12	314,346	311,865	2,481
SELL	EUR	UBS AG	1,908,000	1/12/12	2,579,215	2,564,823	14,392
BUY	GBP	Barclays Bank PLC	954,084	1/12/12	1,472,045	1,496,340	24,295
BUY	GBP	Citibank N.A.	7,000	1/12/12	10,924	10,978	54
BUY	GBP	Deutsche Bank AG	148,210	1/12/12	227,829	232,446	4,617
BUY	GBP	JPMorgan Chase Bank N.A.	13,000	1/12/12	20,236	20,389	153
SELL	GBP	Barclays Bank PLC	717,046	1/12/12	1,151,701	1,124,581	27,120
SELL	GBP	JPMorgan Chase Bank N.A.	40,000	1/12/12	63,059	62,734	325
SELL	INR	Barclays Bank PLC	34,024,000	12/01/11	655,179	651,738	3,441
BUY	JPY	Barclays Bank PLC	87,574,000	1/12/12	1,123,991	1,130,325	6,334
BUY	JPY	Brown Brothers Harriman	69,285,000	1/12/12	891,526	894,267	2,741
BUY	JPY	Citibank N.A.	20,991,000	1/12/12	269,326	270,933	1,607
BUY	JPY	Credit Suisse Group	68,992,000	1/12/12	885,144	890,485	5,341
BUY	JPY	UBS AG	1,344,000	1/12/12	17,321	17,347	26
SELL	JPY	Credit Suisse Group	5,940,000	1/12/12	77,348	76,668	680
SELL	JPY	Deutsche Bank AG	66,144,427	1/12/12	860,989	853,732	7,257
SELL	JPY	JPMorgan Chase Bank N.A.	22,365,000	1/12/12	290,822	288,667	2,155
SELL	JPY	Merrill Lynch International Bank	65,640,000	1/12/12	856,790	847,221	9,569

11

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	JPY	Royal Bank of Scotland Group PLC	25,610,000	1/12/12	$333,619	$330,550	$3,069
SELL	MXN	Barclays Bank PLC	23,212,000	12/07/11	1,714,708	1,701,549	13,159
SELL	MXN	Credit Suisse Group	35,395,000	12/07/11	2,615,332	2,594,620	20,712
BUY	MYR	Barclays Bank PLC	547,000	12/01/11	171,640	172,094	454
BUY	MYR	Deutsche Bank AG	6,514,000	12/01/11	2,043,992	2,049,394	5,402
BUY	MYR	JPMorgan Chase Bank N.A.	22,676,357	12/01/11	7,115,490	7,134,295	18,805
SELL	MYR	Barclays Bank PLC	547,000	12/01/11	173,101	172,094	1,007
SELL	MYR	Deutsche Bank AG	558,000	12/22/11	176,359	175,338	1,021
SELL	MYR	JPMorgan Chase Bank N.A.	22,676,357	12/01/11	7,158,698	7,134,295	24,403
SELL	NOK	Barclays Bank PLC	2,058,854	1/12/12	360,575	355,781	4,794
SELL	PLN	JPMorgan Chase Bank N.A.	6,616,000	2/15/12	2,006,628	1,958,819	47,809
SELL	SEK	Citibank N.A.	203,000	1/12/12	30,692	29,937	755
SELL	SEK	Royal Bank of Scotland Group PLC	3,116,758	1/12/12	465,390	459,642	5,748
BUY	SGD	Deutsche Bank AG	8,037,000	1/12/12	6,202,825	6,271,002	68,177
BUY	SGD	JPMorgan Chase Bank N.A.	347,000	1/12/12	266,990	270,752	3,762
BUY	THB	HSBC Bank	56,987,000	12/13/11	1,832,969	1,842,839	9,870
BUY	TRY	Barclays Bank PLC	6,173,517	1/12/12	3,254,358	3,346,203	91,845
BUY	TRY	Goldman Sachs International	6,968,517	1/12/12	3,680,528	3,777,113	96,585
BUY	TRY	JPMorgan Chase Bank N.A.	795,000	1/12/12	426,388	430,910	4,522
SELL	TRY	Deutsche Bank AG	3,051,000	1/12/12	1,669,129	1,653,720	15,409
SELL	TRY	JPMorgan Chase Bank N.A.	3,000,000	1/12/12	1,640,615	1,626,076	14,539
BUY	ZAR	Barclays Bank PLC	23,780,252	1/12/12	2,808,150	2,911,586	103,436
BUY	ZAR	Deutsche Bank AG	23,780,252	1/12/12	2,807,685	2,911,585	103,900
BUY	ZAR	Goldman Sachs International	7,358,000	1/12/12	871,506	900,891	29,385

							$1,509,520

Liability Derivatives
SELL	AUD	Citibank N.A.	688,014	1/12/12	$690,716	$704,056	$(13,340)
SELL	AUD	Credit Suisse Group	103,000	1/12/12	99,453	105,402	(5,949)
SELL	AUD	Westpac Banking Corp.	771,867	1/12/12	735,883	789,865	(53,982)
BUY	BRL	Deutsche Bank AG	3,334,000	12/05/11	1,908,277	1,842,354	(65,923)
BUY	BRL	Goldman Sachs International	184,000	12/05/11	104,338	101,678	(2,660)

12

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	BRL	JPMorgan Chase Bank N.A.	3,838,000	12/05/11	$2,095,823	$2,120,862	$(25,039)
BUY	CAD	Barclays Bank PLC	219,000	1/12/12	214,719	214,494	(225)
BUY	CAD	Brown Brothers Harriman	120,000	1/12/12	117,944	117,531	(413)
BUY	CAD	Citibank N.A.	106,000	1/12/12	103,935	103,820	(115)
SELL	CAD	Barclays Bank PLC	61,000	1/12/12	58,200	59,745	(1,545)
SELL	CAD	Goldman Sachs International	4,857,217	1/12/12	4,640,815	4,757,282	(116,467)
SELL	CAD	JPMorgan Chase Bank N.A.	84,000	1/12/12	78,984	82,272	(3,288)
SELL	CAD	Merrill Lynch International Bank	1,077,930	1/12/12	1,028,912	1,055,752	(26,840)
SELL	CHF	Merrill Lynch International Bank	1,000	1/12/12	1,082	1,096	(14)
BUY	CLP	Barclays Bank PLC	522,790,000	12/05/11	1,039,551	1,013,475	(26,076)
SELL	CLP	Barclays Bank PLC	522,790,000	12/05/11	996,740	1,013,474	(16,734)
BUY	CNY	Deutsche Bank AG	29,303,000	5/16/12	4,657,184	4,600,837	(56,347)
SELL	CNY	Citibank N.A.	427,000	5/16/12	66,853	67,043	(190)
BUY	COP	Deutsche Bank AG	330,521,000	12/05/11	173,138	169,304	(3,834)
BUY	COP	JPMorgan Chase Bank N.A.	2,996,347,000	12/05/11	1,589,363	1,534,837	(54,526)
SELL	COP	Deutsche Bank AG	330,521,000	12/05/11	167,692	169,305	(1,613)
SELL	COP	JPMorgan Chase Bank N.A.	2,996,347,000	12/05/11	1,524,859	1,534,837	(9,978)
BUY	DKK	JPMorgan Chase Bank N.A.	543,000	1/12/12	100,276	98,184	(2,092)
SELL	DKK	JPMorgan Chase Bank N.A.	300,000	1/12/12	53,528	54,246	(718)
BUY	EUR	Barclays Bank PLC	230,000	1/12/12	319,579	309,176	(10,403)
BUY	EUR	Citibank N.A.	3,424,687	1/12/12	4,666,475	4,603,624	(62,851)
BUY	EUR	Credit Suisse Group	1,096,000	1/12/12	1,509,225	1,473,294	(35,931)
BUY	EUR	Deutsche Bank AG	2,195,000	1/12/12	3,110,725	2,950,621	(160,104)
BUY	EUR	Goldman Sachs International	3,997,250	1/12/12	5,498,324	5,373,290	(125,034)
BUY	EUR	UBS AG	38,685,658	12/15/11-1/12/12	52,738,652	51,988,697	(749,955)

13

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	Barclays Bank PLC	374,000	1/12/12	$497,349	$502,748	$(5,399)
SELL	EUR	Citibank N.A.	4,947,136	1/12/12	6,616,775	6,650,171	(33,396)
SELL	EUR	Deutsche Bank AG	388,000	1/12/12	512,432	521,568	(9,136)
SELL	EUR	UBS AG	501,000	1/12/12	667,571	673,468	(5,897)
BUY	GBP	Barclays Bank PLC	112,000	1/12/12	178,415	175,656	(2,759)
BUY	GBP	Citibank N.A.	173,000	1/12/12	276,640	271,325	(5,315)
BUY	GBP	Goldman Sachs International	316,000	1/12/12	507,162	495,600	(11,562)
BUY	GBP	JPMorgan Chase Bank N.A.	107,000	1/12/12	168,188	167,814	(374)
BUY	GBP	UBS AG	62,000	1/12/12	97,996	97,238	(758)
SELL	GBP	Barclays Bank PLC	281,000	1/12/12	432,190	440,708	(8,518)
BUY	IDR	JPMorgan Chase Bank N.A.	61,976,966,000	12/07/11	6,888,626	6,799,307	(89,319)
BUY	INR	Barclays Bank PLC	34,024,000	12/01/11	692,491	651,738	(40,753)
BUY	INR	Deutsche Bank AG	34,076,000	12/01/11	656,181	652,734	(3,447)
SELL	INR	Deutsche Bank AG	34,076,000	12/01/11	649,809	652,734	(2,925)
BUY	JPY	Barclays Bank PLC	119,569,717	1/12/12	1,552,409	1,543,296	(9,113)
BUY	JPY	Brown Brothers Harriman	100,812,000	1/12/12	1,316,826	1,301,189	(15,637)
BUY	JPY	Credit Suisse Group	76,215,000	1/12/12	997,385	983,714	(13,671)
BUY	JPY	Deutsche Bank AG	36,775,000	1/12/12	479,836	474,658	(5,178)
BUY	JPY	Goldman Sachs International	31,552,000	1/12/12	414,542	407,245	(7,297)
BUY	JPY	JPMorgan Chase Bank N.A.	1,800,612,769	1/12/12	23,466,454	23,240,659	(225,795)
BUY	JPY	Merrill Lynch International Bank	1,770,713,769	1/12/12	23,091,498	22,854,750	(236,748)
BUY	JPY	UBS AG	109,098,000	1/12/12	1,428,862	1,408,137	(20,725)
SELL	JPY	Barclays Bank PLC	29,105,000	1/12/12	372,492	375,661	(3,169)
SELL	JPY	Morgan Stanley Capital Services, Inc.	51,144,000	1/12/12	656,779	660,120	(3,341)
SELL	JPY	UBS AG	25,063,000	1/12/12	322,118	323,490	(1,372)
BUY	MXN	Barclays Bank PLC	4,520,000	12/07/11	341,906	331,337	(10,569)
BUY	MXN	Citibank N.A.	18,277,000	12/07/11-1/12/12	1,355,891	1,339,478	(16,413)

14

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	MXN	Deutsche Bank AG	41,847,000	12/07/11-2/15/12	$3,099,220	$3,057,942	$(41,278)
BUY	MXN	Goldman Sachs International	6,679,000	1/12/12	499,681	488,127	(11,554)
BUY	MXN	JPMorgan Chase Bank N.A.	53,379,608	12/07/11	3,952,006	3,912,977	(39,029)
BUY	MXN	Merrill Lynch International Bank	4,464,000	12/07/11	337,818	327,232	(10,586)
BUY	MXN	UBS AG	31,758,000	12/07/11	2,349,887	2,328,011	(21,876)
SELL	MXN	Barclays Bank PLC	23,525,000	12/07/11	1,717,906	1,724,494	(6,588)
SELL	MXN	Deutsche Bank AG	5,430,000	12/07/11	396,959	398,045	(1,086)
SELL	MXN	JPMorgan Chase Bank N.A.	5,430,000	12/07/11	396,310	398,045	(1,735)
SELL	MXN	Royal Bank of Scotland Group PLC	35,082,000	12/07/11	2,493,219	2,571,676	(78,457)
SELL	MXN	UBS AG	11,866,000	12/07/11	867,385	869,834	(2,449)
BUY	MYR	JPMorgan Chase Bank N.A.	12,784,357	12/22/11	4,020,238	4,017,167	(3,071)
BUY	MYR	Merrill Lynch International Bank	29,737,357	12/01/11	9,402,522	9,355,783	(46,739)
SELL	MYR	Deutsche Bank AG	6,514,000	12/01/11	2,041,047	2,049,395	(8,348)
SELL	MYR	Merrill Lynch International Bank	29,737,357	12/01/11	9,331,123	9,355,783	(24,660)
BUY	NOK	Citibank N.A.	321,000	1/12/12	56,521	55,470	(1,051)
SELL	NOK	Credit Suisse Group	8,506,717	1/12/12	1,446,278	1,470,006	(23,728)
BUY	PLN	Citibank N.A.	452,000	2/15/12	138,314	133,825	(4,489)
BUY	PLN	Deutsche Bank AG	7,710,460	2/15/12	2,357,146	2,282,860	(74,286)
BUY	PLN	Goldman Sachs International	7,710,460	2/15/12	2,360,249	2,282,860	(77,389)
BUY	RUB	UBS AG	74,369,000	12/07/11	2,443,134	2,419,539	(23,595)
SELL	RUB	Deutsche Bank AG	47,621,000	12/07/11	1,521,438	1,549,313	(27,875)
SELL	RUB	JPMorgan Chase Bank N.A.	128,708,362	12/07/11	4,159,770	4,187,429	(27,659)
BUY	SEK	Citibank N.A.	730,000	1/12/12	109,736	107,656	(2,080)

15

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	SEK	Barclays Bank PLC	15,831,529	1/12/12	$2,324,602	$2,334,745	$(10,143)
SELL	SEK	Deutsche Bank AG	13,669,351	1/12/12	1,986,147	2,015,880	(29,733)
SELL	SEK	UBS AG	60,000	1/12/12	8,654	8,848	(194)
BUY	THB	HSBC Bank	4,291,000	12/13/11	138,957	138,762	(195)
BUY	THB	JPMorgan Chase Bank N.A.	50,234,000	2/02/12	1,623,594	1,617,096	(6,498)
SELL	THB	JPMorgan Chase Bank N.A.	56,950,000	12/13/11	1,812,136	1,841,643	(29,507)
BUY	TRY	Deutsche Bank AG	609,000	1/12/12	339,597	330,093	(9,504)
BUY	TRY	Goldman Sachs International	3,126,000	1/12/12	1,732,336	1,694,372	(37,964)
BUY	ZAR	Barclays Bank PLC	2,734,000	1/12/12	350,738	334,743	(15,995)
BUY	ZAR	Citibank N.A.	12,347,000	1/12/12	1,535,661	1,511,731	(23,930)
BUY	ZAR	Deutsche Bank AG	8,138,000	1/12/12	1,021,505	996,393	(25,112)
BUY	ZAR	Goldman Sachs International	13,437,000	1/12/12	1,697,986	1,645,188	(52,798)
BUY	ZAR	HSBC Bank	2,734,000	1/12/12	351,459	334,743	(16,716)
BUY	ZAR	JPMorgan Chase Bank N.A.	16,336,000	1/12/12	2,036,642	2,000,133	(36,509)
BUY	ZAR	Royal Bank of Scotland Group PLC	2,732,000	1/12/12	341,585	334,498	(7,087)
SELL	ZAR	Barclays Bank PLC	16,210,000	1/12/12	1,899,607	1,984,706	(85,099)
SELL	ZAR	Deutsche Bank AG	13,736,000	1/12/12	1,662,149	1,681,796	(19,647)
SELL	ZAR	JPMorgan Chase Bank N.A.	5,404,000	1/12/12	653,123	661,650	(8,527)
SELL	ZAR	Royal Bank of Scotland Group PLC	9,006,000	1/12/12	1,087,786	1,102,669	(14,883)

							$(3,410,421)

At November 30, 2011, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $286,702,935)	$297,325,679
Underlying affiliated funds, at cost and value	48,106,854
Total investments, at value (identified cost, $334,809,789)	$345,432,533
Restricted cash	1,950,000
Receivables for
Forward foreign currency exchange contracts	1,509,520
Investments sold	9,896,741
Fund shares sold	1,300,828
Interest and dividends	3,966,553
Other assets	384
Total assets	$364,056,559
Liabilities
Payable to custodian	$6,123,538
Payables for
Distributions	3,155
Forward foreign currency exchange contracts	3,410,421
Investments purchased	5,012,878
Fund shares reacquired	12,579
Payable to affiliates
Investment adviser	11,703
Shareholder servicing costs	27
Distribution and service fees	322
Payable for independent Trustees’ compensation	23
Accrued expenses and other liabilities	82,901
Total liabilities	$14,657,547
Net assets	$349,399,012
Net assets consist of
Paid-in capital	$330,546,933
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	8,640,044
Accumulated net realized gain (loss) on investments and foreign currency transactions	8,544,686
Undistributed net investment income	1,667,349
Net assets	$349,399,012
Shares of beneficial interest outstanding	32,492,922

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$10,536,614	974,962	$10.81
Class B	1,634,755	152,297	10.73
Class C	1,482,836	138,064	10.74
Class I	335,294,264	31,185,669	10.75
Class R1	111,062	10,341	10.74
Class R2	112,590	10,479	10.74
Class R3	114,167	10,624	10.75
Class R4	112,724	10,486	10.75

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.35 [100 / 95.25 x $10.81]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$4,825,720
Dividends	11,681
Total investment income	$4,837,401
Expenses
Management fee	$1,044,496
Distribution and service fees	20,846
Shareholder servicing costs	4,504
Administrative services fee	30,405
Independent Trustees’ compensation	5,536
Custodian fee	37,132
Shareholder communications	7,380
Auditing fees	22,078
Legal fees	2,811
Miscellaneous	61,961
Total expenses	$1,237,149
Fees paid indirectly	(125)
Reduction of expenses by investment adviser	(609)
Net expenses	$1,236,415
Net investment income	$3,600,986
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$7,007,642
Foreign currency transactions	4,629,895
Net realized gain (loss) on investments and foreign currency transactions	$11,637,537
Change in unrealized appreciation (depreciation)
Investments	$(6,645,315)
Translation of assets and liabilities in foreign currencies	(3,752,419)
Net unrealized gain (loss) on investments and foreign currency translation	$(10,397,734)
Net realized and unrealized gain (loss) on investments and foreign currency	$1,239,803
Change in net assets from operations	$4,840,789

See Notes to Financial Statements

18

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/11 (unaudited)	Period ended 5/31/11 (c)
From operations
Net investment income	$3,600,986	$5,967,012
Net realized gain (loss) on investments and foreign currency transactions	11,637,537	3,718,144
Net unrealized gain (loss) on investments and foreign currency translation	(10,397,734)	19,037,778
Change in net assets from operations	$4,840,789	$28,722,934
Distributions declared to shareholders
From net investment income	$(5,506,041)	$(8,283,960)
From net realized gain on investments	—	(919,304)
Total distributions declared to shareholders	$(5,506,041)	$(9,203,264)
Change in net assets from fund share transactions	$9,553,793	$320,990,801
Total change in net assets	$8,888,541	$340,510,471
Net assets
At beginning of period	340,510,471	—
At end of period (including undistributed net investment income of $1,667,349 and $3,572,404, respectively)	$349,399,012	$340,510,471

(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010 through the stated period end.

See Notes to Financial Statements

19

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)
Class A

Net asset value, beginning of period	$10.77		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.88
Total from investment operations	$0.20		$1.08
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.28)
From net realized gain on investments	—		(0.03)
Total distributions declared to shareholders	$(0.16)		$(0.31)
Net asset value, end of period (x)	$10.81		$10.77
Total return (%) (r)(s)(t)(x)	1.85	(n)	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.97	(a)
Expenses after expense reductions (f)	0.94	(a)	0.96	(a)
Net investment income	1.66	(a)	1.93	(a)
Portfolio turnover	52		76
Net assets at end of period (000 omitted)	$10,537		$2,244

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)
Class B

Net asset value, beginning of period	$10.75		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		0.86
Total from investment operations	$0.10		$0.98
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.20)
From net realized gain on investments	—		(0.03)
Total distributions declared to shareholders	$(0.12)		$(0.23)
Net asset value, end of period (x)	$10.73		$10.75
Total return (%) (r)(s)(t)(x)	0.91	(n)	9.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.72	(a)
Expenses after expense reductions (f)	1.70	(a)	1.72	(a)
Net investment income	0.99	(a)	1.16	(a)
Portfolio turnover	52		76
Net assets at end of period (000 omitted)	$1,635		$621

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)
Class C

Net asset value, beginning of period	$10.76		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.87
Total from investment operations	$0.10		$0.99
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.20)
From net realized gain on investments	—		(0.03)
Total distributions declared to shareholders	$(0.12)		$(0.23)
Net asset value, end of period (x)	$10.74		$10.76
Total return (%) (r)(s)(t)(x)	0.91	(n)	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.72	(a)
Expenses after expense reductions (f)	1.70	(a)	1.72	(a)
Net investment income	1.00	(a)	1.17	(a)
Portfolio turnover	52		76
Net assets at end of period (000 omitted)	$1,483		$718

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)
Class I

Net asset value, beginning of period	$10.77		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.87
Total from investment operations	$0.15		$1.10
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.30)
From net realized gain on investments	—		(0.03)
Total distributions declared to shareholders	$(0.17)		$(0.33)
Net asset value, end of period (x)	$10.75		$10.77
Total return (%) (r)(s)(x)	1.42	(n)	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.72	(a)
Expenses after expense reductions (f)	0.70	(a)	0.72	(a)
Net investment income	2.09	(a)	2.14	(a)
Portfolio turnover	52		76
Net assets at end of period (000 omitted)	$335,294		$336,485

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)
Class R1

Net asset value, beginning of period	$10.76		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.87
Total from investment operations	$0.10		$0.99
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.20)
From net realized gain on investments	—		(0.03)
Total distributions declared to shareholders	$(0.12)		$(0.23)
Net asset value, end of period (x)	$10.74		$10.76
Total return (%) (r)(s)(x)	0.91	(n)	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.73	(a)
Expenses after expense reductions (f)	1.70	(a)	1.73	(a)
Net investment income	1.09	(a)	1.10	(a)
Portfolio turnover	52		76
Net assets at end of period (000 omitted)	$111		$110

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)
Class R2

Net asset value, beginning of period	$10.76		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.87
Total from investment operations	$0.13		$1.04
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.25)
From net realized gain on investments	—		(0.03)
Total distributions declared to shareholders	$(0.15)		$(0.28)
Net asset value, end of period (x)	$10.74		$10.76
Total return (%) (r)(s)(x)	1.16	(n)	10.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.23	(a)
Expenses after expense reductions (f)	1.20	(a)	1.23	(a)
Net investment income	1.58	(a)	1.60	(a)
Portfolio turnover	52		76
Net assets at end of period (000 omitted)	$113		$111

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)
Class R3

Net asset value, beginning of period	$10.77		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.88
Total from investment operations	$0.14		$1.08
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.28)
From net realized gain on investments	—		(0.03)
Total distributions declared to shareholders	$(0.16)		$(0.31)
Net asset value, end of period (x)	$10.75		$10.77
Total return (%) (r)(s)(x)	1.29	(n)	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.98	(a)
Expenses after expense reductions (f)	0.95	(a)	0.98	(a)
Net investment income	1.83	(a)	1.85	(a)
Portfolio turnover	52		76
Net assets at end of period (000 omitted)	$114		$111

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)
Class R4

Net asset value, beginning of period	$10.77		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		0.88
Total from investment operations	$0.15		$1.10
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.30)
From net realized gain on investments	—		(0.03)
Total distributions declared to shareholders	$(0.17)		$(0.33)
Net asset value, end of period (x)	$10.75		$10.77
Total return (%) (r)(s)(x)	1.42	(n)	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.73	(a)
Expenses after expense reductions (f)	0.70	(a)	0.73	(a)
Net investment income	2.09	(a)	2.10	(a)
Portfolio turnover	52		76
Net assets at end of period (000 omitted)	$113		$111

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Bond Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At November 30, 2011, the fund did not have more than 25% of its assets invested in any one industry.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities

28

Notes to Financial Statements (unaudited) – continued

and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2

29

Notes to Financial Statements (unaudited) – continued

includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$73,013,787	$—	$73,013,787
Non-U.S. Sovereign Debt	—	202,016,296	—	202,016,296
Corporate Bonds	—	7,383,284	—	7,383,284
Residential Mortgage-Backed Securities	—	1,832,668	—	1,832,668
Commercial Mortgage-Backed Securities	—	3,017,710	—	3,017,710
Foreign Bonds	—	10,061,934	—	10,061,934
Mutual Funds	48,106,854	—	—	48,106,854
Total Investments	$48,106,854	$297,325,679	$—	$345,432,533

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,900,901)	$—	$(1,900,901)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and

30

Notes to Financial Statements (unaudited) – continued

losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange Contracts	Forward Foreign Currency Exchange	$1,509,520	$(3,410,421)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2011 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions
Foreign Exchange Contracts	$4,330,670

31

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2011 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$(3,595,368)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

32

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund invests in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

33

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

34

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/11
Ordinary income (including any short-term capital gains)	$9,203,264

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/11
Cost of investments	$337,494,542
Gross appreciation	13,182,377
Gross depreciation	(5,244,386)
Net unrealized appreciation (depreciation)	$7,937,991

As of 5/31/11
Undistributed ordinary income	5,808,739
Post-October capital loss deferral	(687,059)
Other temporary differences	(451,788)
Net unrealized appreciation (depreciation)	14,847,439

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as

35

Notes to Financial Statements (unaudited) – continued

reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/11	Period ended 5/31/11 (c)	Six months ended 11/30/11	Period ended 5/31/11 (c)
Class A	$93,671	$28,070	$—	$2,109
Class B	12,198	5,382	—	843
Class C	13,474	6,632	—	1,135
Class I	5,380,444	8,233,389	—	913,823
Class R1	1,232	2,067	—	348
Class R2	1,527	2,559	—	348
Class R3	1,682	2,807	—	349
Class R4	1,813	3,054	—	349
Total	$5,506,041	$8,283,960	$—	$919,304

(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The management fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2012. For the six months ended November 30, 2011, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

Effective January 1, 2012, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2012.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,544 for the six months ended

36

Notes to Financial Statements (unaudited) – continued

November 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$8,037
Class B	0.75%	0.25%	1.00%	1.00%	5,609
Class C	0.75%	0.25%	1.00%	1.00%	6,206
Class R1	0.75%	0.25%	1.00%	1.00%	564
Class R2	0.25%	0.25%	0.50%	0.50%	286
Class R3	—	0.25%	0.25%	0.25%	144
Total Distribution and Service Fees					$20,846

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2011 based on each class’ average daily net assets.

Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2011, were as follows:

Amount
Class A	$—
Class B	351
Class C	265

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2011, the fee

37

Notes to Financial Statements (unaudited) – continued

was $1,501, which equated to 0.0009% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,003.

Effective January 1, 2012, the fund is added to a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), under which each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2011, the fund did not pay any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 0.0175% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,078

38

Notes to Financial Statements (unaudited) – continued

and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $609, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$69,019,343	$53,410,524
Investments (non-U.S. Government securities)	$87,366,330	$123,310,633

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/11		Period ended 5/31/11 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,101,011	$12,190,299	294,774	$3,087,330
Class B	102,918	1,129,522	66,172	696,030
Class C	85,999	941,788	68,966	724,076
Class I	2,329,068	25,430,891	31,283,853	317,574,251
Class R1	—	—	10,000	100,000
Class R2	65	714	10,000	100,000
Class R3	141	1,548	10,030	100,323
Class R4	—	—	10,000	100,000
	3,619,202	$39,694,762	31,753,795	$322,482,010

39

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/11		Period ended 5/31/11 (c)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	7,775	$85,149	2,589	$27,500
Class B	1,024	11,188	545	5,770
Class C	1,075	11,758	625	6,607
Class I	491,319	5,379,417	862,700	9,147,024
Class R1	113	1,232	228	2,415
Class R2	139	1,527	275	2,907
Class R3	155	1,682	298	3,156
Class R4	165	1,813	321	3,403
	501,765	$5,493,766	867,581	$9,198,782
Shares reacquired
Class A	(342,082)	$(3,742,535)	(89,105)	$(974,350)
Class B	(9,372)	(102,363)	(8,990)	(94,420)
Class C	(15,750)	(173,692)	(2,851)	(29,983)
Class I	(2,873,280)	(31,616,145)	(907,991)	(9,591,238)
	(3,240,484)	$(35,634,735)	(1,008,937)	$(10,689,991)
Net change
Class A	766,705	$8,532,913	208,258	$2,140,480
Class B	94,570	1,038,347	57,727	607,380
Class C	71,324	779,854	66,740	700,700
Class I	(52,893)	(805,837)	31,238,562	317,130,037
Class R1	113	1,232	10,228	102,415
Class R2	203	2,241	10,275	102,907
Class R3	295	3,230	10,328	103,479
Class R4	166	1,813	10,321	103,403
	880,483	$9,553,793	31,612,439	$320,990,801

(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 40%, 30%, 21%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

40

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2011, the fund’s commitment fee and interest expense were $1,270 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,451,684	133,192,797	(102,537,627)	48,106,854

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,681	$48,106,854

41

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared

42

Board Review of Investment Advisory Agreement – continued

to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

The Fund commenced operations on June 2, 2010 and has a limited operating history and performance record. As a result, the Trustees received limited information provided by Lipper Inc. on the investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings. After reviewing this information and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was below the Lipper expense group median.

43

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that MFS has agreed in writing to reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, which may not be changed without the Trustees’ approval. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to

44

Board Review of Investment Advisory Agreement – continued

MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

45

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

46

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Asset Allocation Funds

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

SEMIANNUAL REPORT

November 30, 2011

AAF-SEM

MFS® ASSET ALLOCATION FUNDS

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating and the long-term debt ratings of 15 eurozone nations put on negative watch.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	16.7%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.9%
MFS Limited Maturity Fund	9.9%
MFS Value Fund	6.1%
MFS Research Fund	6.1%
MFS Growth Fund	6.1%
MFS High Income Fund	4.9%
MFS Global Bond Fund	4.9%
MFS Research International Fund	4.1%
MFS Mid Cap Growth Fund	4.1%
MFS Mid Cap Value Fund	4.1%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	2.1%
MFS International Value Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Other Net Assets (o)	0.0%

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	11.9%
MFS Government Securities Fund	9.9%
MFS Value Fund	8.1%
MFS Research Fund	8.1%
MFS Growth Fund	8.0%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.0%
MFS Research International Fund	6.1%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS High Income Fund	4.9%
MFS Global Bond Fund	4.9%
MFS International Growth Fund	3.0%
MFS International Value Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.9%
MFS Global Real Estate Fund	2.0%
MFS New Discovery Value Fund	1.6%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Other Net Assets	0.1%

(o)	Less than 0.1%.

Percentages are based on net assets as of 11/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	11.2%
MFS Growth Fund	11.0%
MFS Mid Cap Value Fund	9.2%
MFS Mid Cap Growth Fund	9.0%
MFS Research Fund	8.1%
MFS Research International Fund	6.9%
MFS International Growth Fund	5.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS High Income Fund	4.9%
MFS International Value Fund	4.9%
MFS Commodity Strategy Fund	3.9%
MFS Global Bond Fund	3.9%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Research Bond Fund	2.9%
MFS New Discovery Value Fund	2.1%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Other Net Assets (o)	0.0%

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Value Fund	13.1%
MFS Growth Fund	13.0%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	10.0%
MFS Research Fund	9.1%
MFS International Growth Fund	8.0%
MFS Research International Fund	7.9%
MFS International Value Fund	7.9%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	3.9%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	0.1%

(o)	Less than 0.1%.

Percentages are based on net assets as of 11/30/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2011 through November 30, 2011

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2011 through November 30, 2011.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/11	Ending Account Value 11/30/11	Expenses Paid During Period (p) 6/01/11-11/30/11
A	Actual	0.30%	$1,000.00	$976.56	$1.48
	Hypothetical (h)	0.30%	$1,000.00	$1,023.50	$1.52
B	Actual	1.05%	$1,000.00	$972.52	$5.18
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
C	Actual	1.05%	$1,000.00	$972.60	$5.18
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
I	Actual	0.05%	$1,000.00	$977.19	$0.25
	Hypothetical (h)	0.05%	$1,000.00	$1,024.75	$0.25
R1	Actual	1.05%	$1,000.00	$972.73	$5.18
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
R2	Actual	0.55%	$1,000.00	$975.46	$2.72
	Hypothetical (h)	0.55%	$1,000.00	$1,022.25	$2.78
R3	Actual	0.30%	$1,000.00	$976.38	$1.48
	Hypothetical (h)	0.30%	$1,000.00	$1,023.50	$1.52
R4	Actual	0.05%	$1,000.00	$977.01	$0.25
	Hypothetical (h)	0.05%	$1,000.00	$1,024.75	$0.25
529A	Actual	0.36%	$1,000.00	$976.04	$1.78
	Hypothetical (h)	0.36%	$1,000.00	$1,023.20	$1.82
529B	Actual	1.11%	$1,000.00	$972.28	$5.47
	Hypothetical (h)	1.11%	$1,000.00	$1,019.45	$5.60
529C	Actual	1.11%	$1,000.00	$972.65	$5.47
	Hypothetical (h)	1.11%	$1,000.00	$1,019.45	$5.60

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.35%, 1.10%, and 1.10% for Class 529A, Class 529B, and Class 529C, respectively; the actual expenses paid during the period would have been approximately $1.73, $5.42, and $5.43 for Class 529A, Class 529B, and Class 529C, respectively; and the hypothetical expenses paid during the period would have been approximately $1.77, $5.55, and $5.55 for Class 529A, Class 529B, and Class 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/11	Ending Account Value 11/30/11	Expenses Paid During Period (p) 6/01/11-11/30/11
A	Actual	0.30%	$1,000.00	$949.67	$1.46
	Hypothetical (h)	0.30%	$1,000.00	$1,023.50	$1.52
B	Actual	1.05%	$1,000.00	$946.05	$5.11
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
C	Actual	1.05%	$1,000.00	$946.03	$5.11
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
I	Actual	0.05%	$1,000.00	$951.39	$0.24
	Hypothetical (h)	0.05%	$1,000.00	$1,024.75	$0.25
R1	Actual	1.05%	$1,000.00	$946.54	$5.11
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
R2	Actual	0.55%	$1,000.00	$948.91	$2.68
	Hypothetical (h)	0.55%	$1,000.00	$1,022.25	$2.78
R3	Actual	0.30%	$1,000.00	$950.04	$1.46
	Hypothetical (h)	0.30%	$1,000.00	$1,023.50	$1.52
R4	Actual	0.05%	$1,000.00	$950.84	$0.24
	Hypothetical (h)	0.05%	$1,000.00	$1,024.75	$0.25
529A	Actual	0.36%	$1,000.00	$949.77	$1.75
	Hypothetical (h)	0.36%	$1,000.00	$1,023.20	$1.82
529B	Actual	1.11%	$1,000.00	$945.20	$5.40
	Hypothetical (h)	1.11%	$1,000.00	$1,019.45	$5.60
529C	Actual	1.11%	$1,000.00	$946.00	$5.40
	Hypothetical (h)	1.11%	$1,000.00	$1,019.45	$5.60

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.35%, 1.10%, and 1.10% for Class 529A, Class 529B, and Class 529C, respectively; the actual expenses paid during the period would have been approximately $1.71, $5.35, and $5.35 for Class 529A, Class 529B, and Class 529C, respectively; and the hypothetical expenses paid during the period would have been approximately $1.77, $5.55, and $5.55 for Class 529A, Class 529B, and Class 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/11	Ending Account Value 11/30/11	Expenses Paid During Period (p) 6/01/11-11/30/11
A	Actual	0.31%	$1,000.00	$921.99	$1.49
	Hypothetical (h)	0.31%	$1,000.00	$1,023.45	$1.57
B	Actual	1.06%	$1,000.00	$918.26	$5.08
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
C	Actual	1.06%	$1,000.00	$918.03	$5.08
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
I	Actual	0.06%	$1,000.00	$922.56	$0.29
	Hypothetical (h)	0.06%	$1,000.00	$1,024.70	$0.30
R1	Actual	1.06%	$1,000.00	$918.47	$5.08
	Hypothetical (h)	1.06%	$1,000.00	$1,019.70	$5.35
R2	Actual	0.56%	$1,000.00	$921.07	$2.69
	Hypothetical (h)	0.56%	$1,000.00	$1,022.20	$2.83
R3	Actual	0.31%	$1,000.00	$922.09	$1.49
	Hypothetical (h)	0.31%	$1,000.00	$1,023.45	$1.57
R4	Actual	0.06%	$1,000.00	$922.66	$0.29
	Hypothetical (h)	0.06%	$1,000.00	$1,024.70	$0.30
529A	Actual	0.37%	$1,000.00	$921.46	$1.78
	Hypothetical (h)	0.37%	$1,000.00	$1,023.15	$1.87
529B	Actual	1.12%	$1,000.00	$918.04	$5.37
	Hypothetical (h)	1.12%	$1,000.00	$1,019.40	$5.65
529C	Actual	1.12%	$1,000.00	$918.45	$5.37
	Hypothetical (h)	1.12%	$1,000.00	$1,019.40	$5.65

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.36%, 1.11%, and 1.11% for Class 529A, Class 529B, and Class 529C, respectively; the actual expenses paid during the period would have been approximately $1.73, $5.32, and $5.32 for Class 529A, Class 529B, and Class 529C, respectively; and the hypothetical expenses paid during the period would have been approximately $1.82, $5.60, and $5.60 for Class 529A, Class 529B, and Class 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/11	Ending Account Value 11/30/11	Expenses Paid During Period (p) 6/01/11-11/30/11
A	Actual	0.32%	$1,000.00	$894.33	$1.52
	Hypothetical (h)	0.32%	$1,000.00	$1,023.40	$1.62
B	Actual	1.07%	$1,000.00	$891.03	$5.06
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
C	Actual	1.07%	$1,000.00	$891.41	$5.06
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
I	Actual	0.07%	$1,000.00	$895.69	$0.33
	Hypothetical (h)	0.07%	$1,000.00	$1,024.65	$0.35
R1	Actual	1.07%	$1,000.00	$890.92	$5.06
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
R2	Actual	0.57%	$1,000.00	$893.55	$2.70
	Hypothetical (h)	0.57%	$1,000.00	$1,022.15	$2.88
R3	Actual	0.32%	$1,000.00	$894.94	$1.52
	Hypothetical (h)	0.32%	$1,000.00	$1,023.40	$1.62
R4	Actual	0.07%	$1,000.00	$895.77	$0.33
	Hypothetical (h)	0.07%	$1,000.00	$1,024.65	$0.35
529A	Actual	0.38%	$1,000.00	$894.36	$1.80
	Hypothetical (h)	0.38%	$1,000.00	$1,023.10	$1.92
529B	Actual	1.13%	$1,000.00	$891.20	$5.34
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
529C	Actual	1.13%	$1,000.00	$890.69	$5.34
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.37%, 1.12%, and 1.12% for Class 529A, Class 529B, and Class 529C, respectively; the actual expenses paid during the period would have been approximately $1.75, $5.30, and $5.29 for Class 529A, Class 529B, and Class 529C, respectively; and the hypothetical expenses paid during the period would have been approximately $1.87, $5.65, and $5.65 for Class 529A, Class 529B, and Class 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class I	2,977,438	$29,059,792
MFS Commodity Strategy Fund - Class I (v)	1,222,189	14,617,385
MFS Emerging Markets Debt Fund - Class I	3,018,362	43,554,957
MFS Global Bond Fund - Class I	6,749,215	72,554,061
MFS Global Real Estate Fund - Class I (v)	1,180,609	15,029,146
MFS Government Securities Fund - Class I	13,822,209	145,547,863
MFS Growth Fund - Class I (a)	2,039,345	89,955,502
MFS High Income Fund - Class I	22,144,331	72,854,849
MFS Inflation-Adjusted Bond Fund - Class I	12,850,120	145,591,860
MFS International Growth Fund - Class I	1,244,413	30,127,228
MFS International Value Fund - Class I	1,183,280	29,771,328
MFS Limited Maturity Fund - Class I	23,930,079	145,016,278
MFS Mid Cap Growth Fund - Class I (a)	6,605,482	60,175,945
MFS Mid Cap Value Fund - Class I	4,591,873	60,153,536
MFS New Discovery Fund - Class I	654,920	15,109,005
MFS New Discovery Value Fund - Class I (a)	1,682,682	15,278,750
MFS Research Bond Fund - Class I	23,242,506	246,138,135
MFS Research Fund - Class I	3,561,699	90,182,220
MFS Research International Fund - Class I	4,208,156	60,302,876
MFS Value Fund - Class I	4,015,690	90,272,705
Total Underlying Affiliated Funds (Identified Cost, $1,282,637,145)		$1,471,293,421

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	485,641	$485,641
Total Investments (Identified Cost, $1,283,122,786)		$1,471,779,062

Other Assets, Less Liabilities - 0.0%		389,397
Net Assets - 100.0%		$1,472,168,459

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS MODERATE ALLOCATION FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class I	2,896,763	$28,272,408
MFS Commodity Strategy Fund - Class I (v)	7,053,114	84,355,239
MFS Emerging Markets Debt Fund - Class I	5,837,073	84,228,958
MFS Global Bond Fund - Class I	13,040,352	140,183,783
MFS Global Real Estate Fund - Class I (v)	4,504,924	57,347,681
MFS Government Securities Fund - Class I	26,935,701	283,632,937
MFS Growth Fund - Class I (a)	5,208,574	229,750,193
MFS High Income Fund - Class I	42,786,684	140,768,191
MFS Inflation-Adjusted Bond Fund - Class I	12,519,670	141,847,860
MFS International Growth Fund - Class I	3,576,743	86,592,952
MFS International New Discovery Fund - Class I	1,389,936	28,688,281
MFS International Value Fund - Class I	3,403,337	85,627,956
MFS Mid Cap Growth Fund - Class I (a)	22,126,714	201,574,364
MFS Mid Cap Value Fund - Class I	15,447,627	202,363,920
MFS New Discovery Fund - Class I	1,864,514	43,014,348
MFS New Discovery Value Fund - Class I (a)	4,911,496	44,596,381
MFS Research Bond Fund - Class I	31,941,696	338,262,562
MFS Research Fund - Class I	9,107,899	230,612,017
MFS Research International Fund - Class I	12,077,006	173,063,489
MFS Value Fund - Class I	10,275,407	230,991,142
Total Underlying Affiliated Funds (Identified Cost, $2,375,282,030)		$2,855,774,662

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	449,866	$449,866
Total Investments (Identified Cost, $2,375,731,896)		$2,856,224,528

Other Assets, Less Liabilities - 0.1%		1,989,918
Net Assets - 100.0%		$2,858,214,446

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class I	2,655,927	$25,921,850
MFS Commodity Strategy Fund - Class I (v)	8,648,641	103,437,742
MFS Emerging Markets Debt Fund - Class I	5,448,615	78,623,514
MFS Emerging Markets Equity Fund - Class I	885,162	26,342,425
MFS Global Bond Fund - Class I	9,560,901	102,779,684
MFS Global Real Estate Fund - Class I (v)	6,207,583	79,022,533
MFS Growth Fund - Class I (a)	6,631,595	292,519,676
MFS High Income Fund - Class I	39,692,016	130,586,734
MFS Inflation-Adjusted Bond Fund - Class I	11,589,324	131,307,036
MFS International Growth Fund - Class I	5,457,887	132,135,456
MFS International New Discovery Fund - Class I	2,541,121	52,448,728
MFS International Value Fund - Class I	5,186,299	130,487,275
MFS Mid Cap Growth Fund - Class I (a)	26,302,682	239,617,432
MFS Mid Cap Value Fund - Class I	18,497,633	242,318,992
MFS New Discovery Fund - Class I	2,291,487	52,864,601
MFS New Discovery Value Fund - Class I (a)	6,068,192	55,099,185
MFS Research Bond Fund - Class I	7,356,594	77,906,329
MFS Research Fund - Class I	8,470,362	214,469,561
MFS Research International Fund - Class I	12,809,130	183,554,832
MFS Value Fund - Class I	13,167,604	296,007,747
Total Underlying Affiliated Funds (Identified Cost, $2,141,539,948)		$2,647,451,332

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	6	$6
Total Investments (Identified Cost, $2,141,539,954)		$2,647,451,338

Other Assets, Less Liabilities - 0.0%		1,016,126
Net Assets - 100.0%		$2,648,467,464

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (v)	4,258,339	$50,929,736
MFS Emerging Markets Equity Fund - Class I	696,056	20,714,636
MFS Global Real Estate Fund - Class I (v)	4,087,014	52,027,688
MFS Growth Fund - Class I (a)	3,088,835	136,248,492
MFS International Growth Fund - Class I	3,444,812	83,398,886
MFS International New Discovery Fund - Class I	2,008,354	41,452,418
MFS International Value Fund - Class I	3,274,574	82,388,270
MFS Mid Cap Growth Fund - Class I (a)	11,518,002	104,929,001
MFS Mid Cap Value Fund - Class I	8,061,184	105,601,508
MFS New Discovery Fund - Class I	1,129,270	26,052,250
MFS New Discovery Value Fund - Class I (a)	2,936,395	26,662,465
MFS Research Fund - Class I	3,742,284	94,754,639
MFS Research International Fund - Class I	5,796,289	83,060,820
MFS Value Fund - Class I	6,101,064	137,151,912
Total Underlying Affiliated Funds (Identified Cost, $814,661,193)		$1,045,372,721

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	974,955	$974,955
Total Investments (Identified Cost, $815,636,148)		$1,046,347,676

Other Assets, Less Liabilities - (0.0)%		(11,848)
Net Assets - 100.0%		$1,046,335,828

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/11 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $1,283,122,786, $2,375,731,896, $2,141,539,954, and $815,636,148, respectively)	$1,471,779,062	$2,856,224,528	$2,647,451,338	$1,046,347,676
Receivables for
Investments sold	375,159	911,173	2,917,682	680,870
Fund shares sold	6,740,245	9,279,932	4,473,524	615,803
Other assets	534	1,081	787	165
Total assets	$1,478,895,000	$2,866,416,714	$2,654,843,331	$1,047,644,514

Liabilities
Payable to custodian	$—	$—	$1,401,774	$—
Payables for
Investments purchased	4,222,975	3,418,653	1,057,878	138,723
Fund shares reacquired	2,380,071	4,511,053	3,603,363	1,007,462
Payable to affiliates
Investment adviser	96	96	96	96
Shareholder servicing costs	16,706	56,452	85,523	43,578
Distribution and service fees	39,686	76,167	72,204	26,168
Program manager fee	320	403	509	269
Payable for independent Trustees’ compensation	639	22	36	79
Accrued expenses and other liabilities	66,048	139,422	154,484	92,311
Total liabilities	$6,726,541	$8,202,268	$6,375,867	$1,308,686
Net assets	$1,472,168,459	$2,858,214,446	$2,648,467,464	$1,046,335,828

Net assets consist of
Paid-in capital	$1,339,126,032	$2,588,679,241	$2,439,793,829	$986,157,383
Unrealized appreciation (depreciation) on investments	188,656,276	480,492,632	505,911,384	230,711,529
Accumulated net realized gain (loss) on investments	(60,484,745)	(217,371,905)	(323,505,114)	(177,288,676)
Undistributed net investment income	4,870,896	6,414,478	26,267,365	6,755,592
Net assets	$1,472,168,459	$2,858,214,446	$2,648,467,464	$1,046,335,828

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$671,449,335	$1,335,124,249	$1,233,464,288	$415,637,448
Class B	129,831,296	324,666,217	346,300,982	113,439,748
Class C	291,848,291	520,597,385	453,156,254	146,997,698
Class I	38,783,060	39,602,490	33,041,748	26,445,005
Class R1	18,684,269	39,079,931	38,388,890	21,743,591
Class R2	81,590,687	172,731,172	164,009,130	94,164,120
Class R3	91,583,221	163,867,123	133,848,438	64,515,217
Class R4	29,559,351	111,436,893	53,567,020	60,887,502
Class 529A	68,768,699	89,476,193	118,118,098	70,818,976
Class 529B	14,145,274	21,770,252	30,300,532	9,484,563
Class 529C	35,924,976	39,862,541	44,272,084	22,201,960
Total net assets	$1,472,168,459	$2,858,214,446	$2,648,467,464	$1,046,335,828

Shares of beneficial interest outstanding
Class A	52,800,736	100,226,796	89,966,545	30,309,682
Class B	10,271,513	24,579,994	25,681,602	8,456,916
Class C	23,241,631	39,589,187	33,711,495	10,985,091
Class I	3,027,243	2,940,976	2,390,403	1,900,504
Class R1	1,514,036	3,025,927	2,913,295	1,653,026
Class R2	6,571,059	13,198,816	12,222,732	7,009,748
Class R3	7,252,357	12,379,589	9,834,849	4,734,314
Class R4	2,324,853	8,374,325	3,903,332	4,427,661
Class 529A	5,432,048	6,744,572	8,676,750	5,195,784
Class 529B	1,135,278	1,662,595	2,272,429	714,727
Class 529C	2,884,385	3,054,927	3,331,734	1,681,763
Total shares of beneficial interest outstanding	116,455,139	215,777,704	194,905,166	77,069,216

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.72	$13.32	$13.71	$13.71
Offering price per share (100 / 94.25 × net asset value per share)	$13.50	$14.13	$14.55	$14.55

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.64	$13.21	$13.48	$13.41

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.56	$13.15	$13.44	$13.38

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.81	$13.47	$13.82	$13.91

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.34	$12.92	$13.18	$13.15

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.42	$13.09	$13.42	$13.43

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.63	$13.24	$13.61	$13.63

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.71	$13.31	$13.72	$13.75

Class 529A shares
Net asset value and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.66	$13.27	$13.61	$13.63
Offering price per share (100 / 94.25 × net asset value per share)	$13.43	$14.08	$14.44	$14.46

Class 529B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.46	$13.09	$13.33	$13.27

Class 529C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.45	$13.05	$13.29	$13.20

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/11 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income
Dividends from underlying affiliated funds	$16,712,742	$24,981,302	$15,595,047	$1,331,819
Expenses
Distribution and service fees	3,492,827	6,989,729	6,944,934	2,581,490
Program manager fees	57,293	74,409	97,099	53,196
Shareholder servicing costs	129,371	308,038	404,192	188,268
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees’ compensation	14,600	26,697	26,528	14,704
Custodian fee	33,491	57,610	53,557	27,221
Shareholder communications	32,021	71,835	91,775	40,772
Auditing fees	15,470	15,470	15,470	15,470
Legal fees	8,963	18,865	19,263	8,212
Miscellaneous	116,336	169,733	156,452	93,309
Total expenses	$3,909,147	$7,741,161	$7,818,045	$3,031,417
Fees paid indirectly	—	—	—	(1)
Reduction of expenses by investment adviser	(26,356)	(35,902)	(45,095)	(23,899)
Net expenses	$3,882,791	$7,705,259	$7,772,950	$3,007,517
Net investment income (loss)	$12,829,951	$17,276,043	$7,822,097	$(1,675,698)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis) on investment transactions from underlying affiliated funds	$9,364,211	$26,783,629	$34,693,620	$12,237,536
Change in unrealized appreciation (depreciation) on investments	$(54,449,385)	$(188,184,273)	$(268,574,501)	$(136,981,513)
Net realized and unrealized gain (loss) on investments	$(45,085,174)	$(161,400,644)	$(233,880,881)	$(124,743,977)
Change in net assets from operations	$(32,255,223)	$(144,124,601)	$(226,058,784)	$(126,419,675)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 11/30/11 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$12,829,951	$17,276,043	$7,822,097	$(1,675,698)
Net realized gain (loss) on investments	9,364,211	26,783,629	34,693,620	12,237,536
Net unrealized gain (loss) on investments	(54,449,385)	(188,184,273)	(268,574,501)	(136,981,513)
Change in net assets from operations	$(32,255,223)	$(144,124,601)	$(226,058,784)	$(126,419,675)

Distributions declared to shareholders
From net investment income	$(14,052,031)	$(25,654,857)	$—	$—
Change in net assets from fund share transactions	$193,661,346	$233,690,187	$34,912,346	$(22,241,798)
Total change in net assets	$147,354,092	$63,910,729	$(191,146,438)	$(148,661,473)

Net assets
At beginning of period	1,324,814,367	2,794,303,717	2,839,613,902	1,194,997,301
At end of period	$1,472,168,459	$2,858,214,446	$2,648,467,464	$1,046,335,828
Undistributed net investment income included in net assets at end of period	$4,870,896	$6,414,478	$26,267,365	$6,755,592

Year ended 5/31/11	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$22,999,548	$37,063,554	$25,630,078	$4,746,445
Net realized gain (loss) on investments	7,987,603	19,734,834	22,409,793	7,036,933
Net unrealized gain (loss) on investments	127,582,241	383,536,929	514,492,186	265,614,460
Change in net assets from operations	$158,569,392	$440,335,317	$562,532,057	$277,397,838

Distributions declared to shareholders
From net investment income	$(28,878,797)	$(50,995,475)	$(38,000,240)	$(11,250,076)
Change in net assets from fund share transactions	$256,473,045	$394,363,901	$178,328,725	$7,119,599
Total change in net assets	$386,163,640	$783,703,743	$702,860,542	$273,267,361

Net assets
At beginning of period	938,650,727	2,010,599,974	2,136,753,360	921,729,940
At end of period	$1,324,814,367	$2,794,303,717	$2,839,613,902	$1,194,997,301
Undistributed net investment income included in net assets at end of period	$6,092,976	$14,793,292	$18,445,268	$8,431,290

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$13.18		$11.73	$10.43	$12.22	$12.58	$11.68

Income (loss) from investment operations
Net investment income (d)(l)	$0.14		$0.29	$0.34	$0.32	$0.38	$0.36
Net realized and unrealized gain (loss) on investments	(0.45)		1.52	1.31	(1.68)	(0.12)	1.05
Total from investment operations	$(0.31)		$1.81	$1.65	$(1.36)	$0.26	$1.41

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.36)	$(0.35)	$(0.36)	$(0.36)	$(0.36)
From net realized gain on investments	—		—	—	(0.07)	(0.26)	(0.15)
Total distributions declared to shareholders	$(0.15)		$(0.36)	$(0.35)	$(0.43)	$(0.62)	$(0.51)
Net asset value, end of period (x)	$12.72		$13.18	$11.73	$10.43	$12.22	$12.58
Total return (%) (r)(s)(t)(x)	(2.34	)(n)	15.56	15.84	(10.79)	2.05	12.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.31	0.31	0.38	0.43	0.49
Expenses after expense reductions (f)(h)	0.30	(a)	0.31	0.31	0.38	0.43	0.45
Net investment income (l)	2.14	(a)	2.33	2.95	3.06	3.04	2.96
Portfolio turnover	4		12	5	62	11	8
Net assets at end of period (000 omitted)	$671,449		$560,089	$363,769	$264,183	$285,817	$298,190

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$13.10		$11.64	$10.35	$12.11	$12.46	$11.57

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.20	$0.25	$0.25	$0.29	$0.28
Net realized and unrealized gain (loss) on investments	(0.45)		1.50	1.31	(1.66)	(0.11)	1.04
Total from investment operations	$(0.36)		$1.70	$1.56	$(1.41)	$0.18	$1.32

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.24)	$(0.27)	$(0.28)	$(0.27)	$(0.28)
From net realized gain on investments	—		—	—	(0.07)	(0.26)	(0.15)
Total distributions declared to shareholders	$(0.10)		$(0.24)	$(0.27)	$(0.35)	$(0.53)	$(0.43)
Net asset value, end of period (x)	$12.64		$13.10	$11.64	$10.35	$12.11	$12.46
Total return (%) (r)(s)(t)(x)	(2.75	)(n)	14.70	15.04	(11.41)	1.43	11.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.06	1.08	1.14
Expenses after expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.06	1.08	1.10
Net investment income (l)	1.39	(a)	1.59	2.21	2.38	2.38	2.32
Portfolio turnover	4		12	5	62	11	8
Net assets at end of period (000 omitted)	$129,831		$131,167	$119,885	$111,281	$150,268	$162,210

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class C
Net asset value, beginning of period	$13.02		$11.58	$10.31	$12.08	$12.44	$11.56

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.20	$0.25	$0.25	$0.29	$0.28
Net realized and unrealized gain (loss) on investments	(0.45)		1.50	1.30	(1.66)	(0.11)	1.03
Total from investment operations	$(0.36)		$1.70	$1.55	$(1.41)	$0.18	$1.31

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.26)	$(0.28)	$(0.29)	$(0.28)	$(0.28)
From net realized gain on investments	—		—	—	(0.07)	(0.26)	(0.15)
Total distributions declared to shareholders	$(0.10)		$(0.26)	$(0.28)	$(0.36)	$(0.54)	$(0.43)
Net asset value, end of period (x)	$12.56		$13.02	$11.58	$10.31	$12.08	$12.44
Total return (%) (r)(s)(t)(x)	(2.74	)(n)	14.76	15.02	(11.44)	1.42	11.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.06	1.08	1.14
Expenses after expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.06	1.08	1.10
Net investment income (l)	1.39	(a)	1.58	2.20	2.38	2.37	2.32
Portfolio turnover	4		12	5	62	11	8
Net assets at end of period (000 omitted)	$291,848		$264,696	$179,262	$127,617	$146,794	$139,457

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class I
Net asset value, beginning of period	$13.28		$11.81	$10.50	$12.31	$12.67	$11.75

Income (loss) from investment operations
Net investment income (d)(l)	$0.15		$0.33	$0.36	$0.36	$0.42	$0.41
Net realized and unrealized gain (loss) on investments	(0.46)		1.53	1.33	(1.70)	(0.11)	1.06
Total from investment operations	$(0.31)		$1.86	$1.69	$(1.34)	$0.31	$1.47

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.39)	$(0.38)	$(0.40)	$(0.41)	$(0.40)
From net realized gain on investments	—		—	—	(0.07)	(0.26)	(0.15)
Total distributions declared to shareholders	$(0.16)		$(0.39)	$(0.38)	$(0.47)	$(0.67)	$(0.55)
Net asset value, end of period (x)	$12.81		$13.28	$11.81	$10.50	$12.31	$12.67
Total return (%) (r)(s)(x)	(2.28	)(n)	15.93	16.08	(10.53)	2.39	12.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.06	0.06	0.06	0.08	0.14
Expenses after expense reductions (f)(h)	0.05	(a)	0.06	0.06	0.06	0.08	0.10
Net investment income (l)	2.40	(a)	2.58	3.15	3.37	3.36	3.30
Portfolio turnover	4		12	5	62	11	8
Net assets at end of period (000 omitted)	$38,783		$37,350	$22,334	$28,664	$31,455	$24,782

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class R1
Net asset value, beginning of period	$12.79		$11.38	$10.13	$11.88	$12.31	$11.48

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.19	$0.25	$0.24	$0.27	$0.26
Net realized and unrealized gain (loss) on investments	(0.44)		1.47	1.27	(1.63)	(0.10)	1.04
Total from investment operations	$(0.35)		$1.66	$1.52	$(1.39)	$0.17	$1.30

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.25)	$(0.27)	$(0.29)	$(0.34)	$(0.32)
From net realized gain on investments	—		—	—	(0.07)	(0.26)	(0.15)
Total distributions declared to shareholders	$(0.10)		$(0.25)	$(0.27)	$(0.36)	$(0.60)	$(0.47)
Net asset value, end of period (x)	$12.34		$12.79	$11.38	$10.13	$11.88	$12.31
Total return (%) (r)(s)(x)	(2.73	)(n)	14.68	15.03	(11.43)	1.32	11.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.06	1.14	1.30
Expenses after expense reductions (f)(h)	1.05	(a)	1.06	1.06	1.06	1.14	1.19
Net investment income (l)	1.39	(a)	1.58	2.21	2.37	2.25	2.18
Portfolio turnover	4		12	5	62	11	8
Net assets at end of period (000 omitted)	$18,684		$19,202	$14,914	$13,293	$14,563	$4,739

	Six months ended 11/30/11		Years ended 5/31
			2011	2010	2009	2008	2007
Class R2	(unaudited)
Net asset value, beginning of period	$12.87		$11.46	$10.20	$11.97	$12.36	$11.51

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.26	$0.30	$0.30	$0.33	$0.32
Net realized and unrealized gain (loss) on investments	(0.44)		1.47	1.29	(1.65)	(0.10)	1.04
Total from investment operations	$(0.32)		$1.73	$1.59	$(1.35)	$0.23	$1.36

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.32)	$(0.33)	$(0.35)	$(0.36)	$(0.36)
From net realized gain on investments	—		—	—	(0.07)	(0.26)	(0.15)
Total distributions declared to shareholders	$(0.13)		$(0.32)	$(0.33)	$(0.42)	$(0.62)	$(0.51)
Net asset value, end of period (x)	$12.42		$12.87	$11.46	$10.20	$11.97	$12.36
Total return (%) (r)(s)(x)	(2.45	)(n)	15.25	15.58	(10.96)	1.79	12.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.56	0.56	0.56	0.65	0.85
Expenses after expense reductions (f)(h)	0.55	(a)	0.56	0.56	0.56	0.64	0.74
Net investment income (l)	1.89	(a)	2.09	2.70	2.89	2.74	2.61
Portfolio turnover	4		12	5	62	11	8
Net assets at end of period (000 omitted)	$81,591		$85,488	$67,403	$50,486	$53,613	$21,885

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/11		Years ended 5/31
			2011	2010	2009	2008	2007
Class R3	(unaudited)
Net asset value, beginning of period	$13.09		$11.65	$10.36	$12.16	$12.52	$11.65

Income (loss) from investment operations
Net investment income (d)(l)	$0.14		$0.29	$0.34	$0.33	$0.37	$0.34
Net realized and unrealized gain (loss) on investments	(0.45)		1.51	1.30	(1.69)	(0.10)	1.06
Total from investment operations	$(0.31)		$1.80	$1.64	$(1.36)	$0.27	$1.40

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.36)	$(0.35)	$(0.37)	$(0.37)	$(0.38)
From net realized gain on investments	—		—	—	(0.07)	(0.26)	(0.15)
Total distributions declared to shareholders	$(0.15)		$(0.36)	$(0.35)	$(0.44)	$(0.63)	$(0.53)
Net asset value, end of period (x)	$12.63		$13.09	$11.65	$10.36	$12.16	$12.52
Total return (%) (r)(s)(x)	(2.36	)(n)	15.59	15.88	(10.81)	2.14	12.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.31	0.32	0.31	0.40	0.53
Expenses after expense reductions (f)(h)	0.30	(a)	0.31	0.31	0.31	0.40	0.49
Net investment income (l)	2.14	(a)	2.33	2.91	3.16	3.02	2.88
Portfolio turnover	4		12	5	62	11	8
Net assets at end of period (000 omitted)	$91,583		$83,168	$58,744	$24,366	$23,001	$13,701

	Six months ended 11/30/11		Years ended 5/31
			2011	2010	2009	2008	2007
Class R4	(unaudited)
Net asset value, beginning of period	$13.18		$11.73	$10.42	$12.22	$12.58	$11.68

Income (loss) from investment operations
Net investment income (d)(l)	$0.15		$0.32	$0.37	$0.36	$0.40	$0.39
Net realized and unrealized gain (loss) on investments	(0.46)		1.52	1.32	(1.69)	(0.10)	1.05
Total from investment operations	$(0.31)		$1.84	$1.69	$(1.33)	$0.30	$1.44

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.39)	$(0.38)	$(0.40)	$(0.40)	$(0.39)
From net realized gain on investments	—		—	—	(0.07)	(0.26)	(0.15)
Total distributions declared to shareholders	$(0.16)		$(0.39)	$(0.38)	$(0.47)	$(0.66)	$(0.54)
Net asset value, end of period (x)	$12.71		$13.18	$11.73	$10.42	$12.22	$12.58
Total return (%) (r)(s)(x)	(2.30	)(n)	15.87	16.21	(10.52)	2.32	12.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.06	0.06	0.06	0.13	0.24
Expenses after expense reductions (f)(h)	0.05	(a)	0.06	0.06	0.06	0.13	0.20
Net investment income (l)	2.39	(a)	2.58	3.20	3.38	3.29	3.22
Portfolio turnover	4		12	5	62	11	8
Net assets at end of period (000 omitted)	$29,559		$28,777	$22,768	$17,248	$22,020	$15,512

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/11		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529A	(unaudited)
Net asset value, beginning of period	$13.12		$11.68	$10.38	$12.16	$12.52	$11.63

Income (loss) from investment operations
Net investment income (d)(l)	$0.13		$0.28	$0.32	$0.31	$0.34	$0.33
Net realized and unrealized gain (loss) on investments	(0.45)		1.50	1.32	(1.68)	(0.10)	1.05
Total from investment operations	$(0.32)		$1.78	$1.64	$(1.37)	$0.24	$1.38

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.34)	$(0.34)	$(0.34)	$(0.34)	$(0.34)
From net realized gain on investments	—		—	—	(0.07)	(0.26)	(0.15)
Total distributions declared to shareholders	$(0.14)		$(0.34)	$(0.34)	$(0.41)	$(0.60)	$(0.49)
Net asset value, end of period (x)	$12.66		$13.12	$11.68	$10.38	$12.16	$12.52
Total return (%) (r)(s)(t)(x)	(2.40	)(n)	15.42	15.80	(10.92)	1.84	12.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.41	0.41	0.48	0.65	0.74
Expenses after expense reductions (f)(h)	0.36	(a)	0.41	0.41	0.48	0.65	0.70
Net investment income (l)	2.08	(a)	2.23	2.80	2.95	2.80	2.71
Portfolio turnover	4		12	5	62	11	8
Net assets at end of period (000 omitted)	$68,769		$62,949	$46,487	$26,409	$28,935	$26,359

	Six months ended 11/30/11		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529B	(unaudited)
Net asset value, beginning of period	$12.91		$11.48	$10.23	$12.01	$12.40	$11.54

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.18	$0.24	$0.23	$0.26	$0.24
Net realized and unrealized gain (loss) on investments	(0.44)		1.48	1.28	(1.65)	(0.10)	1.04
Total from investment operations	$(0.36)		$1.66	$1.52	$(1.42)	$0.16	$1.28

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.23)	$(0.27)	$(0.29)	$(0.29)	$(0.27)
From net realized gain on investments	—		—	—	(0.07)	(0.26)	(0.15)
Total distributions declared to shareholders	$(0.09)		$(0.23)	$(0.27)	$(0.36)	$(0.55)	$(0.42)
Net asset value, end of period (x)	$12.46		$12.91	$11.48	$10.23	$12.01	$12.40
Total return (%) (r)(s)(t)(x)	(2.77	)(n)	14.58	14.89	(11.50)	1.23	11.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.16	1.16	1.16	1.29	1.39
Expenses after expense reductions (f)(h)	1.11	(a)	1.16	1.16	1.16	1.29	1.35
Net investment income (l)	1.33	(a)	1.49	2.08	2.28	2.10	2.04
Portfolio turnover	4		12	5	62	11	8
Net assets at end of period (000 omitted)	$14,145		$16,656	$14,592	$9,339	$7,063	$3,779
See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/11		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529C	(unaudited)
Net asset value, beginning of period	$12.91		$11.49	$10.23	$11.98	$12.35	$11.49

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.18	$0.23	$0.23	$0.26	$0.24
Net realized and unrealized gain (loss) on investments	(0.44)		1.48	1.29	(1.64)	(0.11)	1.04
Total from investment operations	$(0.36)		$1.66	$1.52	$(1.41)	$0.15	$1.28

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.24)	$(0.26)	$(0.27)	$(0.26)	$(0.27)
From net realized gain on investments	—		—	—	(0.07)	(0.26)	(0.15)
Total distributions declared to shareholders	$(0.10)		$(0.24)	$(0.26)	$(0.34)	$(0.52)	$(0.42)
Net asset value, end of period (x)	$12.45		$12.91	$11.49	$10.23	$11.98	$12.35
Total return (%) (r)(s)(t)(x)	(2.81	)(n)	14.57	14.92	(11.47)	1.18	11.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.16	1.16	1.16	1.30	1.39
Expenses after expense reductions (f)(h)	1.11	(a)	1.16	1.16	1.16	1.30	1.35
Net investment income (l)	1.33	(a)	1.48	2.05	2.28	2.15	2.06
Portfolio turnover	4		12	5	62	11	8
Net assets at end of period (000 omitted)	$35,925		$35,274	$28,492	$15,970	$16,618	$14,845
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$14.18		$11.99	$10.42	$13.60	$14.27	$12.76

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.25	$0.29	$0.28	$0.33	$0.30
Net realized and unrealized gain (loss) on investments	(0.82)		2.27	1.62	(3.03)	(0.23)	1.71
Total from investment operations	$(0.72)		$2.52	$1.91	$(2.75)	$0.10	$2.01

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.33)	$(0.34)	$(0.35)	$(0.35)	$(0.34)
From net realized gain on investments	—		—	—	(0.08)	(0.42)	(0.16)
Total distributions declared to shareholders	$(0.14)		$(0.33)	$(0.34)	$(0.43)	$(0.77)	$(0.50)
Net asset value, end of period (x)	$13.32		$14.18	$11.99	$10.42	$13.60	$14.27
Total return (%) (r)(s)(t)(x)	(5.03	)(n)	21.17	18.30	(19.86)	0.69	16.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.30	0.30	0.37	0.41	0.46
Expenses after expense reductions (f)(h)	0.30	(a)	0.30	0.30	0.37	0.41	0.45
Net investment income (l)	1.52	(a)	1.86	2.43	2.63	2.39	2.22
Portfolio turnover	5		12	7	44	8	6
Net assets at end of period (000 omitted)	$1,335,124		$1,221,138	$787,430	$621,322	$855,064	$905,702

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$14.06		$11.87	$10.32	$13.44	$14.13	$12.64

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.15	$0.20	$0.21	$0.24	$0.21
Net realized and unrealized gain (loss) on investments	(0.81)		2.24	1.60	(2.99)	(0.23)	1.69
Total from investment operations	$(0.76)		$2.39	$1.80	$(2.78)	$0.01	$1.90

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.25)	$(0.26)	$(0.28)	$(0.25)
From net realized gain on investments	—		—	—	(0.08)	(0.42)	(0.16)
Total distributions declared to shareholders	$(0.09)		$(0.20)	$(0.25)	$(0.34)	$(0.70)	$(0.41)
Net asset value, end of period (x)	$13.21		$14.06	$11.87	$10.32	$13.44	$14.13
Total return (%) (r)(s)(t)(x)	(5.40	)(n)	20.26	17.47	(20.40)	0.03	15.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.04	1.06	1.11
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.04	1.06	1.10
Net investment income (l)	0.78	(a)	1.12	1.69	1.95	1.74	1.58
Portfolio turnover	5		12	7	44	8	6
Net assets at end of period (000 omitted)	$324,666		$369,100	$339,313	$319,556	$497,161	$559,478

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class C
Net asset value, beginning of period	$14.00		$11.83	$10.30	$13.41	$14.11	$12.63

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.14	$0.20	$0.21	$0.24	$0.21
Net realized and unrealized gain (loss) on investments	(0.81)		2.25	1.59	(2.97)	(0.24)	1.68
Total from investment operations	$(0.76)		$2.39	$1.79	$(2.76)	$—	$1.89

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.22)	$(0.26)	$(0.27)	$(0.28)	$(0.25)
From net realized gain on investments	—		—	—	(0.08)	(0.42)	(0.16)
Total distributions declared to shareholders	$(0.09)		$(0.22)	$(0.26)	$(0.35)	$(0.70)	$(0.41)
Net asset value, end of period (x)	$13.15		$14.00	$11.83	$10.30	$13.41	$14.11
Total return (%) (r)(s)(t)(x)	(5.40	)(n)	20.28	17.39	(20.32)	(0.03)	15.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.04	1.06	1.11
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.04	1.06	1.10
Net investment income (l)	0.77	(a)	1.11	1.69	1.95	1.74	1.58
Portfolio turnover	5		12	7	44	8	6
Net assets at end of period (000 omitted)	$520,597		$517,524	$374,146	$304,786	$424,551	$455,611

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class I
Net asset value, beginning of period	$14.33		$12.12	$10.52	$13.74	$14.40	$12.87

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.29	$0.29	$0.32	$0.38	$0.35
Net realized and unrealized gain (loss) on investments	(0.82)		2.28	1.68	(3.07)	(0.23)	1.72
Total from investment operations	$(0.70)		$2.57	$1.97	$(2.75)	$0.15	$2.07

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.36)	$(0.37)	$(0.39)	$(0.39)	$(0.38)
From net realized gain on investments	—		—	—	(0.08)	(0.42)	(0.16)
Total distributions declared to shareholders	$(0.16)		$(0.36)	$(0.37)	$(0.47)	$(0.81)	$(0.54)
Net asset value, end of period (x)	$13.47		$14.33	$12.12	$10.52	$13.74	$14.40
Total return (%) (r)(s)(x)	(4.86	)(n)	21.42	18.68	(19.58)	1.04	16.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.05	0.05	0.04	0.06	0.11
Expenses after expense reductions (f)(h)	0.05	(a)	0.05	0.05	0.04	0.06	0.10
Net investment income (l)	1.77	(a)	2.16	2.49	2.95	2.74	2.57
Portfolio turnover	5		12	7	44	8	6
Net assets at end of period (000 omitted)	$39,602		$32,434	$13,173	$37,294	$48,815	$44,957

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class R1
Net asset value, beginning of period	$13.75		$11.62	$10.12	$13.21	$13.94	$12.54

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.14	$0.19	$0.20	$0.22	$0.19
Net realized and unrealized gain (loss) on investments	(0.79)		2.20	1.57	(2.93)	(0.22)	1.67
Total from investment operations	$(0.74)		$2.34	$1.76	$(2.73)	$—	$1.86

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.21)	$(0.26)	$(0.28)	$(0.31)	$(0.30)
From net realized gain on investments	—		—	—	(0.08)	(0.42)	(0.16)
Total distributions declared to shareholders	$(0.09)		$(0.21)	$(0.26)	$(0.36)	$(0.73)	$(0.46)
Net asset value, end of period (x)	$12.92		$13.75	$11.62	$10.12	$13.21	$13.94
Total return (%) (r)(s)(x)	(5.35	)(n)	20.26	17.40	(20.35)	(0.05)	15.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.04	1.12	1.28
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.04	1.12	1.19
Net investment income (l)	0.78	(a)	1.12	1.69	1.97	1.66	1.46
Portfolio turnover	5		12	7	44	8	6
Net assets at end of period (000 omitted)	$39,080		$40,188	$34,274	$29,031	$33,921	$14,507

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class R2
Net asset value, beginning of period	$13.93		$11.78	$10.25	$13.39	$14.08	$12.64

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.21	$0.25	$0.26	$0.29	$0.25
Net realized and unrealized gain (loss) on investments	(0.79)		2.23	1.59	(2.98)	(0.22)	1.68
Total from investment operations	$(0.71)		$2.44	$1.84	$(2.72)	$0.07	$1.93

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.31)	$(0.34)	$(0.34)	$(0.33)
From net realized gain on investments	—		—	—	(0.08)	(0.42)	(0.16)
Total distributions declared to shareholders	$(0.13)		$(0.29)	$(0.31)	$(0.42)	$(0.76)	$(0.49)
Net asset value, end of period (x)	$13.09		$13.93	$11.78	$10.25	$13.39	$14.08
Total return (%) (r)(s)(x)	(5.11	)(n)	20.85	17.98	(19.97)	0.47	15.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.55	0.55	0.54	0.63	0.82
Expenses after expense reductions (f)(h)	0.55	(a)	0.55	0.55	0.54	0.63	0.74
Net investment income (l)	1.28	(a)	1.62	2.19	2.46	2.15	1.86
Portfolio turnover	5		12	7	44	8	6
Net assets at end of period (000 omitted)	$172,731		$181,917	$149,997	$121,453	$153,326	$68,519

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class R3
Net asset value, beginning of period	$14.09		$11.92	$10.36	$13.53	$14.20	$12.73

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.25	$0.28	$0.29	$0.33	$0.29
Net realized and unrealized gain (loss) on investments	(0.81)		2.25	1.62	(3.02)	(0.23)	1.69
Total from investment operations	$(0.71)		$2.50	$1.90	$(2.73)	$0.10	$1.98

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.33)	$(0.34)	$(0.36)	$(0.35)	$(0.35)
From net realized gain on investments	—		—	—	(0.08)	(0.42)	(0.16)
Total distributions declared to shareholders	$(0.14)		$(0.33)	$(0.34)	$(0.44)	$(0.77)	$(0.51)
Net asset value, end of period (x)	$13.24		$14.09	$11.92	$10.36	$13.53	$14.20
Total return (%) (r)(s)(x)	(5.00	)(n)	21.13	18.33	(19.77)	0.71	15.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.30	0.30	0.29	0.39	0.51
Expenses after expense reductions (f)(h)	0.30	(a)	0.30	0.30	0.29	0.39	0.49
Net investment income (l)	1.53	(a)	1.87	2.41	2.72	2.41	2.15
Portfolio turnover	5		12	7	44	8	6
Net assets at end of period (000 omitted)	$163,867		$167,138	$116,291	$86,364	$106,643	$87,814

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class R4
Net asset value, beginning of period	$14.17		$11.98	$10.41	$13.60	$14.25	$12.75

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.28	$0.32	$0.32	$0.36	$0.33
Net realized and unrealized gain (loss) on investments	(0.82)		2.27	1.62	(3.04)	(0.21)	1.70
Total from investment operations	$(0.70)		$2.55	$1.94	$(2.72)	$0.15	$2.03

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.36)	$(0.37)	$(0.39)	$(0.38)	$(0.37)
From net realized gain on investments	—		—	—	(0.08)	(0.42)	(0.16)
Total distributions declared to shareholders	$(0.16)		$(0.36)	$(0.37)	$(0.47)	$(0.80)	$(0.53)
Net asset value, end of period (x)	$13.31		$14.17	$11.98	$10.41	$13.60	$14.25
Total return (%) (r)(s)(x)	(4.92	)(n)	21.50	18.59	(19.56)	1.01	16.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.05	(a)	0.05	0.05	0.04	0.11	0.21
Expenses after expense reductions (f)(h)	0.05	(a)	0.05	0.05	0.04	0.11	0.20
Net investment income (l)	1.77	(a)	2.10	2.68	2.98	2.65	2.47
Portfolio turnover	5		12	7	44	8	6
Net assets at end of period (000 omitted)	$111,437		$111,170	$80,706	$57,284	$65,841	$42,690

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529A
Net asset value, beginning of period	$14.12		$11.94	$10.38	$13.54	$14.20	$12.71

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.23	$0.27	$0.27	$0.30	$0.26
Net realized and unrealized gain (loss) on investments	(0.81)		2.26	1.62	(3.01)	(0.23)	1.70
Total from investment operations	$(0.71)		$2.49	$1.89	$(2.74)	$0.07	$1.96

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.33)	$(0.34)	$(0.31)	$(0.31)
From net realized gain on investments	—		—	—	(0.08)	(0.42)	(0.16)
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.33)	$(0.42)	$(0.73)	$(0.47)
Net asset value, end of period (x)	$13.27		$14.12	$11.94	$10.38	$13.54	$14.20
Total return (%) (r)(s)(t)(x)	(5.02	)(n)	21.05	18.19	(19.91)	0.44	15.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.40	0.40	0.47	0.63	0.71
Expenses after expense reductions (f)(h)	0.36	(a)	0.40	0.40	0.46	0.63	0.70
Net investment income (l)	1.47	(a)	1.76	2.27	2.54	2.16	1.97
Portfolio turnover	5		12	7	44	8	6
Net assets at end of period (000 omitted)	$89,476		$87,429	$64,419	$33,543	$40,969	$37,441

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529B
Net asset value, beginning of period	$13.94		$11.77	$10.24	$13.35	$14.01	$12.56

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.13	$0.18	$0.20	$0.20	$0.17
Net realized and unrealized gain (loss) on investments	(0.82)		2.23	1.60	(2.98)	(0.22)	1.68
Total from investment operations	$(0.77)		$2.36	$1.78	$(2.78)	$(0.02)	$1.85

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)	$(0.25)	$(0.25)	$(0.22)	$(0.24)
From net realized gain on investments	—		—	—	(0.08)	(0.42)	(0.16)
Total distributions declared to shareholders	$(0.08)		$(0.19)	$(0.25)	$(0.33)	$(0.64)	$(0.40)
Net asset value, end of period (x)	$13.09		$13.94	$11.77	$10.24	$13.35	$14.01
Total return (%) (r)(s)(t)(x)	(5.48	)(n)	20.17	17.39	(20.51)	(0.18)	14.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.15	1.15	1.14	1.28	1.36
Expenses after expense reductions (f)(h)	1.11	(a)	1.15	1.15	1.14	1.28	1.35
Net investment income (l)	0.72	(a)	1.02	1.60	1.86	1.51	1.32
Portfolio turnover	5		12	7	44	8	6
Net assets at end of period (000 omitted)	$21,770		$25,421	$22,365	$19,147	$25,444	$22,586

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529C
Net asset value, beginning of period	$13.89		$11.75	$10.24	$13.35	$14.04	$12.58

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.13	$0.18	$0.19	$0.21	$0.17
Net realized and unrealized gain (loss) on investments	(0.80)		2.22	1.59	(2.96)	(0.23)	1.68
Total from investment operations	$(0.75)		$2.35	$1.77	$(2.77)	$(0.02)	$1.85

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.21)	$(0.26)	$(0.26)	$(0.25)	$(0.23)
From net realized gain on investments	—		—	—	(0.08)	(0.42)	(0.16)
Total distributions declared to shareholders	$(0.09)		$(0.21)	$(0.26)	$(0.34)	$(0.67)	$(0.39)
Net asset value, end of period (x)	$13.05		$13.89	$11.75	$10.24	$13.35	$14.04
Total return (%) (r)(s)(t)(x)	(5.40	)(n)	20.13	17.26	(20.46)	(0.21)	14.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.15	1.15	1.14	1.28	1.36
Expenses after expense reductions (f)(h)	1.11	(a)	1.15	1.15	1.14	1.28	1.35
Net investment income (l)	0.72	(a)	1.01	1.54	1.83	1.52	1.32
Portfolio turnover	5		12	7	44	8	6
Net assets at end of period (000 omitted)	$39,863		$40,847	$28,486	$15,571	$17,376	$17,364
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$14.87		$11.98	$10.23	$14.91	$16.05	$13.88

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.18	$0.22	$0.21	$0.23	$0.20
Net realized and unrealized gain (loss) on investments	(1.22)		2.96	1.82	(4.43)	(0.34)	2.48
Total from investment operations	$(1.16)		$3.14	$2.04	$(4.22)	$(0.11)	$2.68

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.29)	$(0.28)	$(0.35)	$(0.29)
From net realized gain on investments	—		—	—	(0.18)	(0.68)	(0.22)
Total distributions declared to shareholders	$—		$(0.25)	$(0.29)	$(0.46)	$(1.03)	$(0.51)
Net asset value, end of period (x)	$13.71		$14.87	$11.98	$10.23	$14.91	$16.05
Total return (%) (r)(s)(t)(x)	(7.80	)(n)	26.34	19.87	(27.93)	(0.77)	19.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	0.30	0.30	0.37	0.41	0.46
Expenses after expense reductions (f)(h)	0.31	(a)	0.30	0.30	0.37	0.40	0.44
Net investment income (l)	0.87	(a)	1.34	1.85	1.95	1.53	1.36
Portfolio turnover	6		13	6	40	7	3
Net assets at end of period (000 omitted)	$1,233,464		$1,258,969	$863,550	$711,516	$1,051,512	$1,129,667

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$14.68		$11.83	$10.11	$14.70	$15.83	$13.70

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.08	$0.13	$0.14	$0.13	$0.10
Net realized and unrealized gain (loss) on investments	(1.21)		2.91	1.80	(4.37)	(0.34)	2.45
Total from investment operations	$(1.20)		$2.99	$1.93	$(4.23)	$(0.21)	$2.55

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.21)	$(0.18)	$(0.24)	$(0.20)
From net realized gain on investments	—		—	—	(0.18)	(0.68)	(0.22)
Total distributions declared to shareholders	$—		$(0.14)	$(0.21)	$(0.36)	$(0.92)	$(0.42)
Net asset value, end of period (x)	$13.48		$14.68	$11.83	$10.11	$14.70	$15.83
Total return (%) (r)(s)(t)(x)	(8.17	)(n)	25.40	19.01	(28.45)	(1.41)	18.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.05	1.05	1.04	1.06	1.11
Expenses after expense reductions (f)(h)	1.06	(a)	1.05	1.05	1.04	1.06	1.09
Net investment income (l)	0.12	(a)	0.60	1.10	1.27	0.89	0.71
Portfolio turnover	6		13	6	40	7	3
Net assets at end of period (000 omitted)	$346,301		$418,449	$380,612	$355,740	$593,661	$690,098

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class C
Net asset value, beginning of period	$14.64		$11.80	$10.09	$14.68	$15.81	$13.69

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.08	$0.13	$0.14	$0.13	$0.10
Net realized and unrealized gain (loss) on investments	(1.21)		2.91	1.79	(4.36)	(0.33)	2.44
Total from investment operations	$(1.20)		$2.99	$1.92	$(4.22)	$(0.20)	$2.54

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.21)	$(0.19)	$(0.25)	$(0.20)
From net realized gain on investments	—		—	—	(0.18)	(0.68)	(0.22)
Total distributions declared to shareholders	$—		$(0.15)	$(0.21)	$(0.37)	$(0.93)	$(0.42)
Net asset value, end of period (x)	$13.44		$14.64	$11.80	$10.09	$14.68	$15.81
Total return (%) (r)(s)(t)(x)	(8.20	)(n)	25.46	19.00	(28.45)	(1.37)	18.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.05	1.05	1.04	1.06	1.11
Expenses after expense reductions (f)(h)	1.06	(a)	1.05	1.05	1.04	1.06	1.09
Net investment income (l)	0.12	(a)	0.59	1.09	1.27	0.89	0.71
Portfolio turnover	6		13	6	40	7	3
Net assets at end of period (000 omitted)	$453,156		$492,337	$380,111	$321,565	$503,816	$542,939

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class I
Net asset value, beginning of period	$14.98		$12.06	$10.29	$15.02	$16.16	$13.97

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.22	$0.21	$0.25	$0.29	$0.26
Net realized and unrealized gain (loss) on investments	(1.24)		2.98	1.88	(4.48)	(0.34)	2.49
Total from investment operations	$(1.16)		$3.20	$2.09	$(4.23)	$(0.05)	$2.75

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.32)	$(0.32)	$(0.41)	$(0.34)
From net realized gain on investments	—		—	—	(0.18)	(0.68)	(0.22)
Total distributions declared to shareholders	$—		$(0.28)	$(0.32)	$(0.50)	$(1.09)	$(0.56)
Net asset value, end of period (x)	$13.82		$14.98	$12.06	$10.29	$15.02	$16.16
Total return (%) (r)(s)(x)	(7.74	)(n)	26.69	20.21	(27.71)	(0.41)	20.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.05	0.05	0.04	0.05	0.11
Expenses after expense reductions (f)(h)	0.06	(a)	0.05	0.05	0.04	0.05	0.09
Net investment income (l)	1.11	(a)	1.62	1.82	2.28	1.89	1.71
Portfolio turnover	6		13	6	40	7	3
Net assets at end of period (000 omitted)	$33,042		$31,064	$22,214	$52,761	$67,823	$61,883

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class R1
Net asset value, beginning of period	$14.35		$11.57	$9.89	$14.43	$15.64	$13.59

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.08	$0.12	$0.13	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	(1.18)		2.85	1.77	(4.29)	(0.35)	2.43
Total from investment operations	$(1.17)		$2.93	$1.89	$(4.16)	$(0.22)	$2.51

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.21)	$(0.20)	$(0.31)	$(0.24)
From net realized gain on investments	—		—	—	(0.18)	(0.68)	(0.22)
Total distributions declared to shareholders	$—		$(0.15)	$(0.21)	$(0.38)	$(0.99)	$(0.46)
Net asset value, end of period (x)	$13.18		$14.35	$11.57	$9.89	$14.43	$15.64
Total return (%) (r)(s)(x)	(8.15	)(n)	25.41	19.08	(28.49)	(1.49)	18.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.06	(a)	1.05	1.05	1.04	1.12	1.28
Expenses after expense reductions (f)(h)	1.06	(a)	1.05	1.05	1.04	1.12	1.19
Net investment income (l)	0.12	(a)	0.59	1.09	1.28	0.86	0.58
Portfolio turnover	6		13	6	40	7	3
Net assets at end of period (000 omitted)	$38,389		$42,188	$35,478	$31,915	$41,443	$17,596

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class R2
Net asset value, beginning of period	$14.57		$11.75	$10.04	$14.66	$15.82	$13.73

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.15	$0.19	$0.19	$0.19	$0.15
Net realized and unrealized gain (loss) on investments	(1.19)		2.89	1.78	(4.37)	(0.32)	2.45
Total from investment operations	$(1.15)		$3.04	$1.97	$(4.18)	$(0.13)	$2.60

Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.26)	$(0.26)	$(0.35)	$(0.29)
From net realized gain on investments	—		—	—	(0.18)	(0.68)	(0.22)
Total distributions declared to shareholders	$—		$(0.22)	$(0.26)	$(0.44)	$(1.03)	$(0.51)
Net asset value, end of period (x)	$13.42		$14.57	$11.75	$10.04	$14.66	$15.82
Total return (%) (r)(s)(x)	(7.89	)(n)	25.98	19.62	(28.09)	(0.95)	19.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.55	0.55	0.54	0.63	0.83
Expenses after expense reductions (f)(h)	0.56	(a)	0.55	0.55	0.54	0.63	0.74
Net investment income (l)	0.62	(a)	1.10	1.60	1.77	1.31	1.02
Portfolio turnover	6		13	6	40	7	3
Net assets at end of period (000 omitted)	$164,009		$189,357	$149,370	$126,516	$169,705	$71,128

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class R3
Net asset value, beginning of period	$14.76		$11.89	$10.16	$14.83	$15.97	$13.84

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.18	$0.21	$0.22	$0.23	$0.19
Net realized and unrealized gain (loss) on investments	(1.21)		2.94	1.81	(4.42)	(0.33)	2.47
Total from investment operations	$(1.15)		$3.12	$2.02	$(4.20)	$(0.10)	$2.66

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.29)	$(0.29)	$(0.36)	$(0.31)
From net realized gain on investments	—		—	—	(0.18)	(0.68)	(0.22)
Total distributions declared to shareholders	$—		$(0.25)	$(0.29)	$(0.47)	$(1.04)	$(0.53)
Net asset value, end of period (x)	$13.61		$14.76	$11.89	$10.16	$14.83	$15.97
Total return (%) (r)(s)(x)	(7.79	)(n)	26.38	19.85	(27.91)	(0.73)	19.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.31	(a)	0.30	0.30	0.29	0.39	0.51
Expenses after expense reductions (f)(h)	0.31	(a)	0.30	0.30	0.29	0.39	0.49
Net investment income (l)	0.87	(a)	1.35	1.80	2.03	1.55	1.28
Portfolio turnover	6		13	6	40	7	3
Net assets at end of period (000 omitted)	$133,848		$138,703	$103,043	$72,481	$99,983	$80,683

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class R4
Net asset value, beginning of period	$14.87		$11.97	$10.22	$14.92	$16.06	$13.89

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.22	$0.25	$0.25	$0.28	$0.24
Net realized and unrealized gain (loss) on investments	(1.23)		2.96	1.82	(4.45)	(0.34)	2.48
Total from investment operations	$(1.15)		$3.18	$2.07	$(4.20)	$(0.06)	$2.72

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.32)	$(0.32)	$(0.40)	$(0.33)
From net realized gain on investments	—		—	—	(0.18)	(0.68)	(0.22)
Total distributions declared to shareholders	$—		$(0.28)	$(0.32)	$(0.50)	$(1.08)	$(0.55)
Net asset value, end of period (x)	$13.72		$14.87	$11.97	$10.22	$14.92	$16.06
Total return (%) (r)(s)(x)	(7.73	)(n)	26.73	20.15	(27.69)	(0.48)	19.88

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	(a)	0.05	0.05	0.04	0.11	0.21
Expenses after expense reductions (f)(h)	0.06	(a)	0.05	0.05	0.04	0.11	0.20
Net investment income (l)	1.12	(a)	1.59	2.14	2.28	1.88	1.60
Portfolio turnover	6		13	6	40	7	3
Net assets at end of period (000 omitted)	$53,567		$59,722	$45,478	$40,455	$71,253	$49,144
See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529A
Net asset value, beginning of period	$14.77		$11.90	$10.17	$14.83	$15.96	$13.81

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.17	$0.20	$0.20	$0.20	$0.16
Net realized and unrealized gain (loss) on investments	(1.22)		2.94	1.81	(4.42)	(0.33)	2.47
Total from investment operations	$(1.16)		$3.11	$2.01	$(4.22)	$(0.13)	$2.63

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.28)	$(0.26)	$(0.32)	$(0.26)
From net realized gain on investments	—		—	—	(0.18)	(0.68)	(0.22)
Total distributions declared to shareholders	$—		$(0.24)	$(0.28)	$(0.44)	$(1.00)	$(0.48)
Net asset value, end of period (x)	$13.61		$14.77	$11.90	$10.17	$14.83	$15.96
Total return (%) (r)(s)(t)(x)	(7.85	)(n)	26.27	19.71	(28.06)	(0.91)	19.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.40	0.40	0.47	0.63	0.71
Expenses after expense reductions (f)(h)	0.37	(a)	0.40	0.40	0.47	0.63	0.69
Net investment income (l)	0.81	(a)	1.24	1.65	1.86	1.31	1.10
Portfolio turnover	6		13	6	40	7	3
Net assets at end of period (000 omitted)	$118,118		$123,673	$87,397	$42,897	$55,013	$49,948

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529B
Net asset value, beginning of period	$14.52		$11.71	$10.02	$14.59	$15.72	$13.62

Income (loss) from investment operations
Net investment income (d)(l)	$0.00	(w)	$0.07	$0.12	$0.12	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	(1.19)		2.88	1.78	(4.33)	(0.33)	2.42
Total from investment operations	$(1.19)		$2.95	$1.90	$(4.21)	$(0.23)	$2.49

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.21)	$(0.18)	$(0.22)	$(0.17)
From net realized gain on investments	—		—	—	(0.18)	(0.68)	(0.22)
Total distributions declared to shareholders	$—		$(0.14)	$(0.21)	$(0.36)	$(0.90)	$(0.39)
Net asset value, end of period (x)	$13.33		$14.52	$11.71	$10.02	$14.59	$15.72
Total return (%) (r)(s)(t)(x)	(8.20	)(n)	25.26	18.88	(28.54)	(1.56)	18.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.15	1.15	1.14	1.28	1.36
Expenses after expense reductions (f)(h)	1.12	(a)	1.15	1.15	1.14	1.28	1.34
Net investment income (l)	0.06	(a)	0.51	1.00	1.18	0.66	0.46
Portfolio turnover	6		13	6	40	7	3
Net assets at end of period (000 omitted)	$30,301		$36,756	$32,394	$26,142	$34,861	$34,319

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529C
Net asset value, beginning of period	$14.47		$11.68	$10.00	$14.57	$15.71	$13.62

Income (loss) from investment operations
Net investment income (d)(l)	$0.00	(w)	$0.07	$0.11	$0.12	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	(1.18)		2.87	1.78	(4.33)	(0.34)	2.42
Total from investment operations	$(1.18)		$2.94	$1.89	$(4.21)	$(0.24)	$2.49

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.21)	$(0.18)	$(0.22)	$(0.18)
From net realized gain on investments	—		—	—	(0.18)	(0.68)	(0.22)
Total distributions declared to shareholders	$—		$(0.15)	$(0.21)	$(0.36)	$(0.90)	$(0.40)
Net asset value, end of period (x)	$13.29		$14.47	$11.68	$10.00	$14.57	$15.71
Total return (%) (r)(s)(t)(x)	(8.15	)(n)	25.30	18.86	(28.54)	(1.61)	18.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16	(a)	1.15	1.15	1.14	1.28	1.36
Expenses after expense reductions (f)(h)	1.12	(a)	1.15	1.15	1.14	1.28	1.34
Net investment income (l)	0.06	(a)	0.50	0.93	1.12	0.67	0.45
Portfolio turnover	6		13	6	40	7	3
Net assets at end of period (000 omitted)	$44,272		$48,397	$37,106	$19,471	$20,908	$20,282
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class A
Net asset value, beginning of period	$15.33		$11.87	$9.99	$15.80	$17.28	$14.44

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.10	$0.13	$0.07	$0.06	$0.04
Net realized and unrealized gain (loss) on investments	(1.61)		3.54	1.91	(5.48)	(0.47)	3.16
Total from investment operations	$(1.62)		$3.64	$2.04	$(5.41)	$(0.41)	$3.20

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.16)	$(0.16)	$(0.26)	$(0.12)
From net realized gain on investments	—		—	—	(0.24)	(0.81)	(0.24)
Total distributions declared to shareholders	$—		$(0.18)	$(0.16)	$(0.40)	$(1.07)	$(0.36)
Net asset value, end of period (x)	$13.71		$15.33	$11.87	$9.99	$15.80	$17.28
Total return (%) (r)(s)(t)(x)	(10.57	)(n)	30.77	20.39	(33.89)	(2.50)	22.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.32	0.32	0.39	0.41	0.49
Expenses after expense reductions (f)(h)	0.32	(a)	0.32	0.32	0.39	0.41	0.45
Net investment income (loss) (l)	(0.08	)(a)	0.69	1.08	0.69	0.37	0.23
Portfolio turnover	6		11	10	23	9	3
Net assets at end of period (000 omitted)	$415,637		$461,673	$341,600	$302,094	$469,636	$513,017

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class B
Net asset value, beginning of period	$15.05		$11.66	$9.83	$15.57	$17.03	$14.25

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$(0.01)	$0.04	$0.00 (w)	$(0.05)	$(0.06)
Net realized and unrealized gain (loss) on investments	(1.58)		3.48	1.87	(5.38)	(0.46)	3.11
Total from investment operations	$(1.64)		$3.47	$1.91	$(5.38)	$(0.51)	$3.05

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.08)	$(0.12)	$(0.14)	$(0.03)
From net realized gain on investments	—		—	—	(0.24)	(0.81)	(0.24)
Total distributions declared to shareholders	$—		$(0.08)	$(0.08)	$(0.36)	$(0.95)	$(0.27)
Net asset value, end of period (x)	$13.41		$15.05	$11.66	$9.83	$15.57	$17.03
Total return (%) (r)(s)(t)(x)	(10.90	)(n)	29.77	19.43	(34.28)	(3.11)	21.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.07	1.07	1.06	1.07	1.14
Expenses after expense reductions (f)(h)	1.07	(a)	1.07	1.07	1.06	1.06	1.10
Net investment income (loss) (l)	(0.82	)(a)	(0.04)	0.33	0.02	(0.29)	(0.41)
Portfolio turnover	6		11	10	23	9	3
Net assets at end of period (000 omitted)	$113,440		$143,320	$129,829	$125,014	$219,017	$263,272

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class C
Net asset value, beginning of period	$15.01		$11.64	$9.81	$15.55	$17.02	$14.24

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$(0.01)	$0.04	$0.00 (w)	$(0.05)	$(0.06)
Net realized and unrealized gain (loss) on investments	(1.57)		3.46	1.88	(5.38)	(0.46)	3.11
Total from investment operations	$(1.63)		$3.45	$1.92	$(5.38)	$(0.51)	$3.05

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.09)	$(0.12)	$(0.15)	$(0.03)
From net realized gain on investments	—		—	—	(0.24)	(0.81)	(0.24)
Total distributions declared to shareholders	$—		$(0.08)	$(0.09)	$(0.36)	$(0.96)	$(0.27)
Net asset value, end of period (x)	$13.38		$15.01	$11.64	$9.81	$15.55	$17.02
Total return (%) (r)(s)(t)(x)	(10.86	)(n)	29.73	19.51	(34.31)	(3.13)	21.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.07	1.07	1.06	1.07	1.14
Expenses after expense reductions (f)(h)	1.07	(a)	1.07	1.07	1.06	1.06	1.09
Net investment income (loss) (l)	(0.83	)(a)	(0.05)	0.32	0.02	(0.28)	(0.42)
Portfolio turnover	6		11	10	23	9	3
Net assets at end of period (000 omitted)	$146,998		$167,911	$130,115	$114,853	$190,963	$213,653

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class I
Net asset value, beginning of period	$15.53		$12.02	$10.12	$15.97	$17.45	$14.57

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.14	$0.12	$0.11	$0.12	$0.09
Net realized and unrealized gain (loss) on investments	(1.63)		3.58	1.97	(5.54)	(0.47)	3.20
Total from investment operations	$(1.62)		$3.72	$2.09	$(5.43)	$(0.35)	$3.29

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.19)	$(0.18)	$(0.32)	$(0.17)
From net realized gain on investments	—		—	—	(0.24)	(0.81)	(0.24)
Total distributions declared to shareholders	$—		$(0.21)	$(0.19)	$(0.42)	$(1.13)	$(0.41)
Net asset value, end of period (x)	$13.91		$15.53	$12.02	$10.12	$15.97	$17.45
Total return (%) (r)(s)(x)	(10.43	)(n)	31.09	20.59	(33.61)	(2.13)	22.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.07	0.08	0.06	0.06	0.14
Expenses after expense reductions (f)(h)	0.07	(a)	0.07	0.08	0.06	0.06	0.10
Net investment income (l)	0.18	(a)	1.02	1.02	1.02	0.73	0.58
Portfolio turnover	6		11	10	23	9	3
Net assets at end of period (000 omitted)	$26,445		$29,086	$22,721	$42,422	$60,291	$60,173

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011		2010	2009	2008	2007
Class R1
Net asset value, beginning of period	$14.76		$11.44		$9.65	$15.32	$16.86	$14.15

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$ (0.00	)(w)	$0.04	$0.00 (w)	$(0.05)	$(0.08)
Net realized and unrealized gain (loss) on investments	(1.55)		3.41		1.84	(5.31)	(0.47)	3.10
Total from investment operations	$(1.61)		$3.41		$1.88	$(5.31)	$(0.52)	$3.02

Less distributions declared to shareholders
From net investment income	$—		$(0.09)		$(0.09)	$(0.12)	$(0.21)	$(0.07)
From net realized gain on investments	—		—		—	(0.24)	(0.81)	(0.24)
Total distributions declared to shareholders	$—		$(0.09)		$(0.09)	$(0.36)	$(1.02)	$(0.31)
Net asset value, end of period (x)	$13.15		$14.76		$11.44	$9.65	$15.32	$16.86
Total return (%) (r)(s)(x)	(10.91	)(n)	29.84		19.44	(34.31)	(3.21)	21.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.07		1.07	1.06	1.13	1.31
Expenses after expense reductions (f)(h)	1.07	(a)	1.07		1.07	1.06	1.13	1.19
Net investment income (loss) (l)	(0.82	)(a)	(0.03)		0.34	0.03	(0.31)	(0.54)
Portfolio turnover	6		11		10	23	9	3
Net assets at end of period (000 omitted)	$21,744		$25,554		$19,715	$18,424	$26,092	$12,146

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011		2010	2009	2008	2007
Class R2
Net asset value, beginning of period	$15.03		$11.65		$9.82	$15.55	$17.06	$14.29

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.06		$0.09	$0.06	$0.02	$(0.02)
Net realized and unrealized gain (loss) on investments	(1.58)		3.47		1.88	(5.39)	(0.47)	3.14
Total from investment operations	$(1.60)		$3.53		$1.97	$(5.33)	$(0.45)	$3.12

Less distributions declared to shareholders
From net investment income	$—		$(0.15)		$(0.14)	$(0.16)	$(0.25)	$(0.11)
From net realized gain on investments	—		—		—	(0.24)	(0.81)	(0.24)
Total distributions declared to shareholders	$—		$(0.15)		$(0.14)	$(0.40)	$(1.06)	$(0.35)
Net asset value, end of period (x)	$13.43		$15.03		$11.65	$9.82	$15.55	$17.06
Total return (%) (r)(s)(x)	(10.65	)(n)	30.40		20.00	(33.94)	(2.77)	22.12

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.57		0.57	0.56	0.64	0.86
Expenses after expense reductions (f)(h)	0.57	(a)	0.57		0.57	0.56	0.64	0.74
Net investment income (loss) (l)	(0.32	)(a)	0.47		0.81	0.53	0.16	(0.13)
Portfolio turnover	6		11		10	23	9	3
Net assets at end of period (000 omitted)	$94,164		$108,592		$80,129	$68,324	$97,410	$45,727

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class R3
Net asset value, beginning of period	$15.23		$11.80	$9.94	$15.71	$17.19	$14.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.10	$0.13	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss) on investments	(1.59)		3.51	1.90	(5.44)	(0.47)	3.16
Total from investment operations	$(1.60)		$3.61	$2.03	$(5.36)	$(0.41)	$3.18

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.17)	$(0.17)	$(0.26)	$(0.14)
From net realized gain on investments	—		—	—	(0.24)	(0.81)	(0.24)
Total distributions declared to shareholders	$—		$(0.18)	$(0.17)	$(0.41)	$(1.07)	$(0.38)
Net asset value, end of period (x)	$13.63		$15.23	$11.80	$9.94	$15.71	$17.19
Total return (%) (r)(s)(x)	(10.51	)(n)	30.72	20.33	(33.78)	(2.47)	22.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.32	0.32	0.31	0.40	0.54
Expenses after expense reductions (f)(h)	0.32	(a)	0.32	0.32	0.31	0.40	0.49
Net investment income (loss) (l)	(0.08	)(a)	0.74	1.08	0.77	0.40	0.14
Portfolio turnover	6		11	10	23	9	3
Net assets at end of period (000 omitted)	$64,515		$69,810	$50,899	$41,092	$57,129	$45,124

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class R4
Net asset value, beginning of period	$15.35		$11.89	$10.00	$15.80	$17.28	$14.43

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.13	$0.16	$0.11	$0.11	$0.07
Net realized and unrealized gain (loss) on investments	(1.61)		3.54	1.92	(5.49)	(0.48)	3.18
Total from investment operations	$(1.60)		$3.67	$2.08	$(5.38)	$(0.37)	$3.25

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.19)	$(0.18)	$(0.30)	$(0.16)
From net realized gain on investments	—		—	—	(0.24)	(0.81)	(0.24)
Total distributions declared to shareholders	$—		$(0.21)	$(0.19)	$(0.42)	$(1.11)	$(0.40)
Net asset value, end of period (x)	$13.75		$15.35	$11.89	$10.00	$15.80	$17.28
Total return (%) (r)(s)(x)	(10.42	)(n)	31.01	20.73	(33.66)	(2.24)	22.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.07	0.07	0.06	0.12	0.24
Expenses after expense reductions (f)(h)	0.07	(a)	0.07	0.07	0.06	0.12	0.20
Net investment income (l)	0.17	(a)	0.93	1.34	1.00	0.67	0.47
Portfolio turnover	6		11	10	23	9	3
Net assets at end of period (000 omitted)	$60,888		$69,880	$52,887	$45,153	$93,828	$84,407

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529A
Net asset value, beginning of period	$15.24		$11.81	$9.94	$15.71	$17.20	$14.38

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.08	$0.10	$0.06	$0.02	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(1.60)		3.52	1.92	(5.44)	(0.48)	3.15
Total from investment operations	$(1.61)		$3.60	$2.02	$(5.38)	$(0.46)	$3.15

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.15)	$(0.15)	$(0.22)	$(0.09)
From net realized gain on investments	—		—	—	(0.24)	(0.81)	(0.24)
Total distributions declared to shareholders	$—		$(0.17)	$(0.15)	$(0.39)	$(1.03)	$(0.33)
Net asset value, end of period (x)	$13.63		$15.24	$11.81	$9.94	$15.71	$17.20
Total return (%) (r)(s)(t)(x)	(10.56	)(n)	30.60	20.29	(33.91)	(2.78)	22.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.42	0.42	0.49	0.64	0.74
Expenses after expense reductions (f)(h)	0.38	(a)	0.42	0.42	0.49	0.64	0.70
Net investment income (loss) (l)	(0.13	)(a)	0.61	0.81	0.60	0.15	(0.02)
Portfolio turnover	6		11	10	23	9	3
Net assets at end of period (000 omitted)	$70,819		$80,301	$61,720	$29,040	$45,509	$44,563

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529B
Net asset value, beginning of period	$14.89		$11.54	$9.73	$15.41	$16.87	$14.12

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$(0.02)	$0.03	$(0.01)	$(0.08)	$(0.10)
Net realized and unrealized gain (loss) on investments	(1.56)		3.43	1.85	(5.33)	(0.46)	3.09
Total from investment operations	$(1.62)		$3.41	$1.88	$(5.34)	$(0.54)	$2.99

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.07)	$(0.10)	$(0.11)	$—
From net realized gain on investments	—		—	—	(0.24)	(0.81)	(0.24)
Total distributions declared to shareholders	$—		$(0.06)	$(0.07)	$(0.34)	$(0.92)	$(0.24)
Net asset value, end of period (x)	$13.27		$14.89	$11.54	$9.73	$15.41	$16.87
Total return (%) (r)(s)(t)(x)	(10.88	)(n)	29.61	19.29	(34.34)	(3.32)	21.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.17	1.17	1.16	1.29	1.39
Expenses after expense reductions (f)(h)	1.13	(a)	1.17	1.17	1.16	1.29	1.35
Net investment income (loss) (l)	(0.88	)(a)	(0.12)	0.23	(0.07)	(0.51)	(0.66)
Portfolio turnover	6		11	10	23	9	3
Net assets at end of period (000 omitted)	$9,485		$12,165	$11,954	$12,555	$24,237	$26,887

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/11 (unaudited)		Years ended 5/31
			2011	2010	2009	2008	2007
Class 529C
Net asset value, beginning of period	$14.82		$11.50	$9.71	$15.40	$16.88	$14.13

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$(0.02)	$0.01	$(0.01)	$(0.08)	$(0.10)
Net realized and unrealized gain (loss) on investments	(1.56)		3.43	1.86	(5.33)	(0.47)	3.09
Total from investment operations	$(1.62)		$3.41	$1.87	$(5.34)	$(0.55)	$2.99

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.08)	$(0.11)	$(0.12)	$(0.00	)(w)
From net realized gain on investments	—		—	—	(0.24)	(0.81)	(0.24)
Total distributions declared to shareholders	$—		$(0.09)	$(0.08)	$(0.35)	$(0.93)	$(0.24)
Net asset value, end of period (x)	$13.20		$14.82	$11.50	$9.71	$15.40	$16.88
Total return (%) (r)(s)(t)(x)	(10.93	)(n)	29.72	19.26	(34.34)	(3.37)	21.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.17	1.17	1.16	1.29	1.39
Expenses after expense reductions (f)(h)	1.13	(a)	1.17	1.17	1.16	1.29	1.34
Net investment income (loss) (l)	(0.88	)(a)	(0.14)	0.07	(0.10)	(0.51)	(0.69)
Portfolio turnover	6		11	10	23	9	3
Net assets at end of period (000 omitted)	$22,202		$26,703	$20,162	$9,701	$12,991	$12,982
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued

Notes to Financial Statements (unaudited) – continued

at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

The following is a summary of the levels used as of November 30, 2011 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Investments at Value
Mutual Funds	$1,471,779,062	$—	$—	$1,471,779,062

MFS Moderate Allocation Fund
Investments at Value
Mutual Funds	$2,856,224,528	$—	$—	$2,856,224,528

MFS Growth Allocation Fund
Investments at Value
Mutual Funds	$2,647,451,338	$—	$—	$2,647,451,338

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
MFS Aggressive Growth Allocation Fund
Investments at Value
Mutual Funds	$1,046,347,676	$—	$—	$1,046,347,676

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – Each fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to each fund under each such repurchase agreement. Each fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2011, is shown as a reduction of total expenses on the Statements of Operations for the MFS Aggressive Growth Allocation Fund. In the case of the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Growth Allocation Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by each fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/11	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$28,878,797	$50,995,475	$38,000,240	$11,250,076

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/11	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$1,316,448,671	$2,482,058,577	$2,272,777,281	$846,628,055
Gross appreciation	$159,918,956	$379,120,993	$380,242,839	$202,268,375
Gross depreciation	(4,588,565)	(4,955,042)	(5,568,782)	(2,548,754)
Net unrealized appreciation (depreciation)	$155,330,391	$374,165,951	$374,674,057	$199,719,621

As of 5/31/11
Undistributed ordinary income	6,092,976	14,793,292	18,445,268	8,431,290
Capital loss carryforwards	(36,523,071)	(137,828,854)	(226,961,407)	(158,534,305)
Net unrealized appreciation (depreciation)	$209,779,776	$562,350,225	$643,248,558	$336,701,135

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2011, the funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
5/31/17	$—	$—	$(892,383)	$(9,280,635)
5/31/18	(36,523,071)	(137,828,854)	(226,069,024)	(148,295,742)
5/31/19	—	—	—	(957,928)
Total	$(36,523,071)	$(137,828,854)	$(226,961,407)	$(158,534,305)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/11	Year ended 5/31/11	Six months ended 11/30/11	Year ended 5/31/11	Six months ended 11/30/11	Year ended 5/31/11	Six months ended 11/30/11	Year ended 5/31/11
Class A	$6,886,257	$13,337,855	$13,205,944	$24,275,323	$—	$18,856,721	$—	$5,062,205
Class B	991,308	2,443,967	2,259,598	5,478,026	—	4,304,685	—	759,183
Class C	2,203,829	4,570,572	3,521,791	7,159,510	—	4,944,681	—	912,352
Class I	489,722	864,229	428,182	706,478	—	531,025	—	423,349
Class R1	145,800	347,470	270,509	620,011	—	433,992	—	151,353
Class R2	875,522	2,088,105	1,638,077	3,921,265	—	2,847,737	—	1,105,816
Class R3	1,010,195	2,034,086	1,735,534	3,573,409	—	2,295,838	—	832,348
Class R4	362,011	786,516	1,288,430	2,555,454	—	1,063,264	—	897,220
Class 529A	716,597	1,486,738	893,948	1,778,554	—	1,857,180	—	885,571
Class 529B	107,063	302,468	145,843	359,998	—	367,720	—	56,701
Class 529C	263,727	616,791	267,001	567,447	—	497,397	—	163,978
Total	$14,052,031	$28,878,797	$25,654,857	$50,995,475	$—	$38,000,240	$—	$11,250,076

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Prior to October 1, 2011, the investment adviser had agreed in writing to pay a portion of each fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses did not exceed 0.10% annually of each fund’s average daily net assets. This written agreement terminated on September 30, 2011. For the period June 1, 2011 through

Notes to Financial Statements (unaudited) – continued

September 30, 2011, each fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of each fund’s expenses related to this agreement.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund.

	Class A	Class 529A
MFS Conservative Allocation Fund	$814,299	$20,902
MFS Moderate Allocation Fund	1,242,767	33,536
MFS Growth Allocation Fund	842,961	51,787
MFS Aggressive Growth Allocation Fund	127,432	45,346

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$746,601
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	1,545,945
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	1,504,407
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	523,526

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$642,187
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,684,847
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,844,794
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	613,013

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$1,367,328
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,518,576
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,277,552
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	753,838

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$90,937
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	189,163
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	192,667
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	112,586

Notes to Financial Statements (unaudited) – continued

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$205,414
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	430,232
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	427,034
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	238,776

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$108,939
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	200,496
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	165,441
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	79,687

	CLASS 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$80,506
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	107,872
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	145,985
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	90,605

	CLASS 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$76,063
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	115,077
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	162,254
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	52,412

	CLASS 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$174,852
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	197,521
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	224,800
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	117,047

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$3,492,827	$6,989,729	$6,944,934	$2,581,490

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2011, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$2,191	$403	$7,131	$341
Class B	106,857	213,887	211,907	80,216
Class C	37,771	45,443	34,760	10,776
Class 529B	2,604	2,018	5,701	2,236
Class 529C	181	358	202	230

Notes to Financial Statements (unaudited) – continued

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. Effective July 1, 2011, MFD has agreed to waive 0.05% of this annual fee for each 529 share class. This waiver agreement will continue until modified by each fund’s Board of Trustees but such agreement will continue at least until September 30, 2012, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended November 30, 2011, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses on the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$13,550	$18,062	$24,269	$14,943
Class 529B	3,140	4,742	6,658	2,145
Class 529C	7,309	8,230	9,312	4,803
Total Program Manager Waivers	$23,999	$31,034	$40,239	$21,891

The program manager fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 0.06% of the average daily net assets attributable to each 529 share class for each of the funds.

The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2011, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$32,202	$43,149	$58,394	$36,242
Class 529B	7,606	11,508	16,225	5,244
Class 529C	17,485	19,752	22,480	11,710
Total Program Manager Fees	$57,293	$74,409	$97,099	$53,196
Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), certain underlying funds may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2011, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed on the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2011 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
0.0013%	0.0006%	0.0007%	0.0016%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2011, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC are included in miscellaneous expense on the Statements of Operations and are as follows:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$4,214	$8,582	$8,435	$3,451

Notes to Financial Statements (unaudited) – continued

MFS has agreed to reimburse each fund for a portion of the payments made by the funds in the following amounts which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$2,357	$4,868	$4,856	$2,008

The funds invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$229,044,744	$346,290,317	$197,041,516	$61,923,223
Sales	$53,424,465	$147,366,905	$170,040,216	$87,679,648

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six months ended 11/30/11		Year ended 5/31/11		Six months ended 11/30/11		Year ended 5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	14,723,149	$187,021,837	20,007,468	$250,978,578	22,020,402	$294,351,350	32,771,460	$436,864,468
Class B	2,129,813	26,963,031	3,064,552	38,204,450	3,165,485	42,028,097	5,228,488	69,115,032
Class C	5,217,935	65,561,641	7,759,148	96,489,022	5,943,679	78,535,221	10,185,429	134,079,028
Class I	893,304	11,488,381	1,614,338	20,711,878	1,434,557	19,348,685	1,932,390	25,737,373
Class R1	309,520	3,826,736	542,160	6,572,577	428,196	5,562,481	808,004	10,308,287
Class R2	1,308,498	16,296,836	3,250,709	39,424,955	1,965,438	25,840,052	4,610,914	59,217,428
Class R3	1,650,462	21,062,255	2,892,552	36,241,488	2,080,332	27,904,549	4,996,859	66,172,648
Class R4	481,646	6,158,524	799,482	10,005,929	1,399,221	18,756,738	2,705,838	35,841,596
Class 529A	1,226,001	15,508,626	1,848,822	23,067,525	1,361,451	18,186,044	2,120,207	28,073,782
Class 529B	219,759	2,744,076	430,475	5,275,489	246,404	3,258,426	539,758	6,977,620
Class 529C	628,429	7,830,340	1,051,755	12,968,112	556,786	7,310,398	1,169,227	15,087,598
	28,788,516	$364,462,283	43,261,461	$539,940,003	40,601,951	$541,082,041	67,068,574	$887,474,860

Shares issued to shareholders in reinvestment of distributions
Class A	514,151	$6,461,373	977,390	$12,298,274	935,906	$12,304,864	1,665,957	$22,327,602
Class B	72,203	901,443	173,116	2,165,916	157,330	2,045,027	363,213	4,824,277
Class C	142,533	1,768,079	279,181	3,474,209	209,482	2,710,399	397,762	5,264,486
Class I	32,885	416,558	60,404	765,255	12,598	167,067	19,614	265,287
Class R1	11,956	145,767	28,423	347,468	21,261	270,443	47,681	619,929
Class R2	68,021	835,363	164,606	2,022,624	124,896	1,613,873	294,547	3,876,638
Class R3	80,920	1,010,033	162,823	2,034,078	132,728	1,735,534	268,233	3,572,445
Class R4	28,781	361,967	62,551	786,492	97,894	1,287,278	190,893	2,555,088
Class 529A	57,245	716,215	118,643	1,486,555	68,263	893,710	133,268	1,778,554
Class 529B	8,694	106,992	24,531	302,448	11,324	145,809	27,348	359,998
Class 529C	21,432	263,727	50,031	616,791	20,802	266,908	43,220	567,447
	1,038,821	$12,987,517	2,101,699	$26,300,110	1,792,484	$23,440,912	3,451,736	$46,011,751

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six months ended 11/30/11		Year ended 5/31/11		Six months ended 11/30/11		Year ended 5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,924,769)	$(62,782,980)	(9,508,952)	$(119,616,148)	(8,829,191)	$(118,201,272)	(14,019,730)	$(183,652,754)
Class B	(1,943,119)	(24,572,490)	(3,526,133)	(44,184,535)	(4,996,323)	(66,298,244)	(7,935,133)	(104,354,516)
Class C	(2,450,986)	(30,882,880)	(3,182,750)	(39,560,982)	(3,528,511)	(46,595,517)	(5,250,569)	(67,946,003)
Class I	(711,667)	(9,176,669)	(752,399)	(9,562,595)	(768,781)	(10,117,801)	(776,626)	(10,286,973)
Class R1	(308,258)	(3,828,170)	(380,374)	(4,615,213)	(345,780)	(4,576,836)	(883,418)	(11,318,774)
Class R2	(1,445,947)	(18,062,004)	(2,657,177)	(32,604,123)	(1,946,531)	(25,723,526)	(4,584,274)	(60,086,888)
Class R3	(831,872)	(10,569,580)	(1,743,971)	(21,804,153)	(1,692,437)	(22,989,005)	(3,165,924)	(41,566,954)
Class R4	(368,986)	(4,722,251)	(619,778)	(7,694,058)	(969,134)	(13,052,898)	(1,788,172)	(23,481,269)
Class 529A	(648,188)	(8,220,023)	(1,151,453)	(14,326,945)	(875,272)	(11,662,383)	(1,458,432)	(19,058,516)
Class 529B	(383,161)	(4,772,259)	(436,282)	(5,405,664)	(419,123)	(5,518,709)	(643,872)	(8,388,149)
Class 529C	(497,780)	(6,199,148)	(849,790)	(10,392,652)	(462,755)	(6,096,575)	(697,088)	(8,981,914)
	(14,514,733)	$(183,788,454)	(24,809,059)	$(309,767,068)	(24,833,838)	$(330,832,766)	(41,203,238)	$(539,122,710)

Net change
Class A	10,312,531	$130,700,230	11,475,906	$143,660,704	14,127,117	$188,454,942	20,417,687	$275,539,316
Class B	258,897	3,291,984	(288,465)	(3,814,169)	(1,673,508)	(22,225,120)	(2,343,432)	(30,415,207)
Class C	2,909,482	36,446,840	4,855,579	60,402,249	2,624,650	34,650,103	5,332,622	71,397,511
Class I	214,522	2,728,270	922,343	11,914,538	678,374	9,397,951	1,175,378	15,715,687
Class R1	13,218	144,333	190,209	2,304,832	103,677	1,256,088	(27,733)	(390,558)
Class R2	(69,428)	(929,805)	758,138	8,843,456	143,803	1,730,399	321,187	3,007,178
Class R3	899,510	11,502,708	1,311,404	16,471,413	520,623	6,651,078	2,099,168	28,178,139
Class R4	141,441	1,798,240	242,255	3,098,363	527,981	6,991,118	1,108,559	14,915,415
Class 529A	635,058	8,004,818	816,012	10,227,135	554,442	7,417,371	795,043	10,793,820
Class 529B	(154,708)	(1,921,191)	18,724	172,273	(161,395)	(2,114,474)	(76,766)	(1,050,531)
Class 529C	152,081	1,894,919	251,996	3,192,251	114,833	1,480,731	515,359	6,673,131
	15,312,604	$193,661,346	20,554,101	$256,473,045	17,560,597	$233,690,187	29,317,072	$394,363,901

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/11		Year ended 5/31/11		Six months ended 11/30/11		Year ended 5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	13,775,081	$189,558,407	24,947,039	$342,484,108	3,154,743	$43,843,297	6,971,799	$96,824,368
Class B	1,981,806	26,907,057	3,953,403	53,620,087	374,842	5,129,478	1,115,766	15,141,169
Class C	3,211,632	43,448,933	6,753,988	91,260,222	883,850	12,023,038	2,032,463	27,840,123
Class I	838,810	11,824,710	833,766	11,777,748	229,976	3,205,299	526,406	7,348,438
Class R1	280,226	3,700,816	624,505	8,133,559	137,299	1,834,214	446,976	5,870,889
Class R2	974,320	13,312,129	3,548,289	46,454,357	789,950	10,629,835	2,528,059	32,868,391
Class R3	1,419,629	19,903,155	3,885,906	52,082,412	797,513	11,131,671	1,854,596	25,151,018
Class R4	412,161	5,774,741	998,867	13,496,762	467,469	6,585,872	1,212,878	16,895,621
Class 529A	1,231,378	16,862,814	2,401,177	32,468,961	556,438	7,617,078	1,191,758	16,303,689
Class 529B	177,606	2,397,348	515,124	6,736,740	64,469	883,936	141,626	1,880,811
Class 529C	414,616	5,601,385	929,323	12,324,661	142,114	1,900,201	456,950	6,087,542
	24,717,265	$339,291,495	49,391,387	$670,839,617	7,598,663	$104,783,919	18,479,277	$252,212,059

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/11		Year ended 5/31/11		Six months ended 11/30/11		Year ended 5/31/11
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,282,204	$17,771,344	—	$—	338,952	$4,813,120
Class B	—	—	286,219	3,926,928	—	—	50,112	700,560
Class C	—	—	284,519	3,892,217	—	—	52,943	738,547
Class I	—	—	33,565	467,892	—	—	28,530	409,986
Class R1	—	—	32,363	433,992	—	—	11,040	151,353
Class R2	—	—	207,509	2,820,043	—	—	78,381	1,092,634
Class R3	—	—	166,970	2,295,838	—	—	58,990	832,348
Class R4	—	—	76,825	1,063,264	—	—	63,185	897,220
Class 529A	—	—	134,867	1,857,113	—	—	62,709	885,443
Class 529B	—	—	27,078	367,720	—	—	4,097	56,701
Class 529C	—	—	36,746	497,169	—	—	11,914	163,978
	—	$—	2,568,865	$35,393,520	—	$—	760,853	$10,741,890

Shares reacquired
Class A	(8,459,959)	$(116,658,306)	(13,661,298)	$(185,071,890)	(2,963,865)	$(41,316,579)	(5,969,431)	$(81,081,024)
Class B	(4,800,383)	(64,992,855)	(7,913,380)	(105,986,860)	(1,440,676)	(19,518,759)	(2,778,262)	(37,332,399)
Class C	(3,137,666)	(42,347,650)	(5,611,073)	(74,360,761)	(1,082,390)	(14,744,782)	(2,081,237)	(27,774,102)
Class I	(522,699)	(7,067,568)	(635,501)	(8,804,980)	(201,889)	(2,843,928)	(572,043)	(8,078,737)
Class R1	(307,264)	(4,123,438)	(783,620)	(10,018,674)	(215,810)	(2,862,107)	(449,208)	(5,898,320)
Class R2	(1,744,307)	(23,659,489)	(3,479,386)	(46,311,131)	(1,003,055)	(13,723,234)	(2,261,164)	(30,355,073)
Class R3	(979,922)	(13,703,458)	(3,320,890)	(44,759,282)	(646,227)	(9,146,983)	(1,644,639)	(22,443,315)
Class R4	(525,630)	(7,467,267)	(857,400)	(11,611,311)	(591,634)	(8,349,172)	(1,173,831)	(16,094,810)
Class 529A	(927,106)	(12,750,871)	(1,504,962)	(20,162,201)	(629,665)	(8,750,200)	(1,212,169)	(16,407,266)
Class 529B	(436,014)	(5,851,722)	(777,877)	(10,340,113)	(166,524)	(2,237,175)	(364,842)	(4,799,844)
Class 529C	(426,555)	(5,756,525)	(798,159)	(10,477,209)	(262,631)	(3,532,798)	(419,186)	(5,569,460)
	(22,267,505)	$(304,379,149)	(39,343,546)	$(527,904,412)	(9,204,366)	$(127,025,717)	(18,926,012)	$(255,834,350)

Net change
Class A	5,315,122	$72,900,101	12,567,945	$175,183,562	190,878	$2,526,718	1,341,320	$20,556,464
Class B	(2,818,577)	(38,085,798)	(3,673,758)	(48,439,845)	(1,065,834)	(14,389,281)	(1,612,384)	(21,490,670)
Class C	73,966	1,101,283	1,427,434	20,791,678	(198,540)	(2,721,744)	4,169	804,568
Class I	316,111	4,757,142	231,830	3,440,660	28,087	361,371	(17,107)	(320,313)
Class R1	(27,038)	(422,622)	(126,752)	(1,451,123)	(78,511)	(1,027,893)	8,808	123,922
Class R2	(769,987)	(10,347,360)	276,412	2,963,269	(213,105)	(3,093,399)	345,276	3,605,952
Class R3	439,707	6,199,697	731,986	9,618,968	151,286	1,984,688	268,947	3,540,051
Class R4	(113,469)	(1,692,526)	218,292	2,948,715	(124,165)	(1,763,300)	102,232	1,698,031
Class 529A	304,272	4,111,943	1,031,082	14,163,873	(73,227)	(1,133,122)	42,298	781,866
Class 529B	(258,408)	(3,454,374)	(235,675)	(3,235,653)	(102,055)	(1,353,239)	(219,119)	(2,862,332)
Class 529C	(11,939)	(155,140)	167,910	2,344,621	(120,517)	(1,632,597)	49,678	682,060
	2,449,760	$34,912,346	12,616,706	$178,328,725	(1,605,703)	$(22,241,798)	314,118	$7,119,599

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2011, each fund’s commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$4,833	$10,207	$10,504	$4,459
Interest Expense	$—	$—	$—	$—

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

	MFS Conservative Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,377,674	1,606,028		(6,264)	2,977,438
MFS Commodity Strategy Fund	957,157	287,339		(22,307)	1,222,189
MFS Core Growth Fund	4,093,820	397,633		(4,491,453)	—
MFS Diversified Target Return Fund	1,436,051	—		(1,436,051)	—
MFS Emerging Markets Debt Fund	2,700,877	349,121		(31,636)	3,018,362
MFS Global Bond Fund	6,122,525	768,256		(141,566)	6,749,215
MFS Global Real Estate Fund	897,241	296,774		(13,406)	1,180,609
MFS Government Securities Fund	12,845,372	1,532,494		(555,657)	13,822,209
MFS Growth Fund	—	2,049,694	(i)	(10,349)	2,039,345
MFS High Income Fund	18,667,259	3,539,162		(62,090)	22,144,331
MFS Inflation-Adjusted Bond Fund	12,359,361	1,091,794		(601,035)	12,850,120
MFS Institutional Money Market Portfolio	47	34,731,260		(34,245,666)	485,641
MFS International Growth Fund	951,913	309,819		(17,319)	1,244,413
MFS International Value Fund	963,075	232,741		(12,536)	1,183,280
MFS Limited Maturity Fund	21,326,005	2,720,929		(116,855)	23,930,079
MFS Mid Cap Growth Fund	5,245,973	1,463,952		(104,443)	6,605,482
MFS Mid Cap Value Fund	3,620,155	1,040,031		(68,313)	4,591,873
MFS New Discovery Fund	938,654	165,482		(449,216)	654,920
MFS New Discovery Value Fund	68,364	1,656,408		(42,090)	1,682,682
MFS Research Bond Fund	21,049,881	2,569,061		(376,436)	23,242,506
MFS Research Fund	2,927,849	682,954		(49,104)	3,561,699
MFS Research International Fund	3,145,700	1,125,324		(62,868)	4,208,156
MFS Value Fund	3,232,758	823,676		(40,744)	4,015,690

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,518)	$—		$263,972	$29,059,792
MFS Commodity Strategy Fund	24	—		—	14,617,385
MFS Core Growth Fund	18,146	—		—	—
MFS Diversified Target Return Fund	3,419,443	—		—	—
MFS Emerging Markets Debt Fund	(25,724)	—		1,128,018	43,554,957
MFS Global Bond Fund	1,755	—		1,097,966	72,554,061
MFS Global Real Estate Fund	(14,800)	—		—	15,029,146
MFS Government Securities Fund	38,109	—		2,153,379	145,547,863
MFS Growth Fund	(16,770)	—		—	89,955,502
MFS High Income Fund	(7,022)	—		2,499,796	72,854,849
MFS Inflation-Adjusted Bond Fund	165,991	—		2,129,733	145,591,860
MFS Institutional Money Market Portfolio	—	—		180	485,641
MFS International Growth Fund	(26,463)	—		—	30,127,228
MFS International Value Fund	2,275	—		—	29,771,328
MFS Limited Maturity Fund	(31,098)	—		2,104,160	145,016,278
MFS Mid Cap Growth Fund	(19,888)	—		—	60,175,945
MFS Mid Cap Value Fund	(56,841)	—		—	60,153,536
MFS New Discovery Fund	6,151,234	—		—	15,109,005
MFS New Discovery Value Fund	(48,634)	—		—	15,278,750
MFS Research Bond Fund	(12,895)	—		4,581,079	246,138,135
MFS Research Fund	(39,597)	—		—	90,182,220
MFS Research International Fund	(53,526)	—		—	60,302,876
MFS Value Fund	(77,990)	—		754,459	90,272,705
	$9,364,211	$—		$16,712,742	$1,471,779,062

	MFS Moderate Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,215,936	1,794,111		(113,284)	2,896,763
MFS Commodity Strategy Fund	6,072,459	1,084,289		(103,634)	7,053,114
MFS Core Growth Fund	11,508,551	462,710		(11,971,261)	—
MFS Diversified Target Return Fund	1,692,708	—		(1,692,708)	—
MFS Emerging Markets Debt Fund	5,687,042	288,216		(138,185)	5,837,073
MFS Global Bond Fund	12,908,622	1,124,278		(992,548)	13,040,352
MFS Global Real Estate Fund	3,787,727	734,169		(16,972)	4,504,924
MFS Government Securities Fund	27,076,941	2,371,577		(2,512,817)	26,935,701
MFS Growth Fund	—	5,218,386	(i)	(9,812)	5,208,574
MFS High Income Fund	39,279,601	3,840,078		(332,995)	42,786,684
MFS Inflation-Adjusted Bond Fund	13,026,688	754,082		(1,261,100)	12,519,670
MFS Institutional Money Market Portfolio	33	48,503,637		(48,053,804)	449,866
MFS International Growth Fund	3,012,343	590,736		(26,336)	3,576,743
MFS International New Discovery Fund	1,168,210	227,566		(5,840)	1,389,936
MFS International Value Fund	3,047,080	380,734		(24,477)	3,403,337
MFS Mid Cap Growth Fund	19,360,553	2,926,089		(159,928)	22,126,714
MFS Mid Cap Value Fund	13,358,144	2,244,338		(154,855)	15,447,627
MFS New Discovery Fund	2,969,284	323,534		(1,428,304)	1,864,514
MFS New Discovery Value Fund	17,926	4,942,986		(49,416)	4,911,496
MFS Research Bond Fund	31,315,277	2,777,357		(2,150,938)	31,941,696
MFS Research Fund	8,230,783	946,327		(69,211)	9,107,899
MFS Research International Fund	9,957,501	2,220,570		(101,065)	12,077,006
MFS Value Fund	9,079,731	1,239,619		(43,943)	10,275,407

Notes to Financial Statements (unaudited) – continued

	MFS Moderate Allocation Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Absolute Return Fund	$(28,690)	$—		$265,359	$28,272,408
MFS Commodity Strategy Fund	(2,029)	—		—	84,355,239
MFS Core Growth Fund	20,432	—		—	—
MFS Diversified Target Return Fund	4,034,615	—		—	—
MFS Emerging Markets Debt Fund	(75,182)	—		2,293,854	84,228,958
MFS Global Bond Fund	186,858	—		2,232,134	140,183,783
MFS Global Real Estate Fund	(21,473)	—		—	57,347,681
MFS Government Securities Fund	284,200	—		4,381,994	283,632,937
MFS Growth Fund	(15,649)	—		—	229,750,193
MFS High Income Fund	(129,276)	—		5,051,354	140,768,191
MFS Inflation-Adjusted Bond Fund	636,266	—		2,166,731	141,847,860
MFS Institutional Money Market Portfolio	—	—		254	449,866
MFS International Growth Fund	(35,396)	—		—	86,592,952
MFS International New Discovery Fund	(3,736)	—		—	28,688,281
MFS International Value Fund	(1,847)	—		—	85,627,956
MFS Mid Cap Growth Fund	(25,310)	—		—	201,574,364
MFS Mid Cap Value Fund	(99,127)	—		—	202,363,920
MFS New Discovery Fund	22,337,094	—		—	43,014,348
MFS New Discovery Value Fund	(63,862)	—		—	44,596,381
MFS Research Bond Fund	12,604	—		6,570,271	338,262,562
MFS Research Fund	(60,011)	—		—	230,612,017
MFS Research International Fund	(65,121)	—		—	173,063,489
MFS Value Fund	(101,731)	—		2,019,351	230,991,142
	$26,783,629	$—		$24,981,302	$2,856,224,528

	MFS Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,337,958	1,576,432		(258,463)	2,655,927
MFS Commodity Strategy Fund	8,256,673	752,625		(360,657)	8,648,641
MFS Core Growth Fund	16,041,214	216,109		(16,257,323)	—
MFS Diversified Target Return Fund	1,564,423	—		(1,564,423)	—
MFS Emerging Markets Debt Fund	5,766,743	198,574		(516,702)	5,448,615
MFS Emerging Markets Equity Fund	795,748	101,867		(12,453)	885,162
MFS Global Bond Fund	10,497,818	512,522		(1,449,439)	9,560,901
MFS Global Real Estate Fund	5,791,781	461,672		(45,870)	6,207,583
MFS Growth Fund	—	6,816,878	(i)	(185,283)	6,631,595
MFS High Income Fund	39,768,977	2,460,063		(2,537,024)	39,692,016
MFS Inflation-Adjusted Bond Fund	13,214,032	505,106		(2,129,814)	11,589,324
MFS Institutional Money Market Portfolio	13	26,297,516		(26,297,523)	6
MFS International Growth Fund	5,101,725	413,857		(57,695)	5,457,887
MFS International New Discovery Fund	2,374,197	182,811		(15,887)	2,541,121
MFS International Value Fund	5,168,529	129,337		(111,567)	5,186,299
MFS Mid Cap Growth Fund	25,270,251	1,160,335		(127,904)	26,302,682
MFS Mid Cap Value Fund	17,424,650	1,249,260		(176,277)	18,497,633
MFS New Discovery Fund	4,005,798	230,008		(1,944,319)	2,291,487
MFS New Discovery Value Fund	—	6,222,633		(154,441)	6,068,192
MFS Research Bond Fund	7,941,631	432,135		(1,017,172)	7,356,594
MFS Research Fund	8,344,145	203,843		(77,626)	8,470,362
MFS Research International Fund	11,808,814	1,158,052		(157,736)	12,809,130
MFS Value Fund	12,630,713	679,723		(142,832)	13,167,604

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions		Dividend Income	Ending Value
MFS Absolute Return Fund	$(62,425)	$—		$255,668	$25,921,850
MFS Commodity Strategy Fund	(4,133)	—		—	103,437,742
MFS Core Growth Fund	36,863	—		—	—
MFS Diversified Target Return Fund	3,729,536	—		—	—
MFS Emerging Markets Debt Fund	(170,870)	—		2,239,939	78,623,514
MFS Emerging Markets Equity Fund	(47,794)	—		—	26,342,425
MFS Global Bond Fund	667,262	—		1,736,050	102,779,684
MFS Global Real Estate Fund	(60,979)	—		—	79,022,533
MFS Growth Fund	(462,005)	—		—	292,519,676
MFS High Income Fund	(1,191,973)	—		4,923,645	130,586,734
MFS Inflation-Adjusted Bond Fund	1,462,525	—		2,106,675	131,307,036
MFS Institutional Money Market Portfolio	—	—		81	6
MFS International Growth Fund	(112,481)	—		—	132,135,456
MFS International New Discovery Fund	(18,211)	—		—	52,448,728
MFS International Value Fund	(40,508)	—		—	130,487,275
MFS Mid Cap Growth Fund	(58,977)	—		—	239,617,432
MFS Mid Cap Value Fund	(216,790)	—		—	242,318,992
MFS New Discovery Fund	31,995,887	—		—	52,864,601
MFS New Discovery Value Fund	(200,557)	—		—	55,099,185
MFS Research Bond Fund	96,323	—		1,598,411	77,906,329
MFS Research Fund	(111,286)	—		—	214,469,561
MFS Research International Fund	(185,264)	—		—	183,554,832
MFS Value Fund	(350,523)	—		2,734,578	296,007,747
	$34,693,620	$—		$15,595,047	$2,647,451,338

	MFS Aggressive Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount		Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	4,309,564	383,224		(434,449)	4,258,339
MFS Core Growth Fund	7,960,413	33,039		(7,993,452)	—
MFS Emerging Markets Equity Fund	663,184	64,240		(31,368)	696,056
MFS Global Real Estate Fund	4,064,391	190,159		(167,536)	4,087,014
MFS Growth Fund	—	3,263,900	(i)	(175,065)	3,088,835
MFS Institutional Money Market Portfolio	34	24,663,482		(23,688,561)	974,955
MFS International Growth Fund	3,425,938	164,938		(146,064)	3,444,812
MFS International New Discovery Fund	1,992,592	87,345		(71,583)	2,008,354
MFS International Value Fund	3,477,167	66,182		(268,775)	3,274,574
MFS Mid Cap Growth Fund	11,801,086	243,159		(526,243)	11,518,002
MFS Mid Cap Value Fund	8,142,936	153,666		(235,418)	8,061,184
MFS New Discovery Fund	2,103,774	98,782		(1,073,286)	1,129,270
MFS New Discovery Value Fund	—	3,089,979		(153,585)	2,936,395
MFS Research Fund	3,945,114	9,754		(212,584)	3,742,284
MFS Research International Fund	5,658,850	403,480		(266,041)	5,796,289
MFS Value Fund	6,260,723	124,099		(283,758)	6,101,064

Notes to Financial Statements (unaudited) – continued

	MFS Aggressive Growth Allocation Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$308,617	$—	$—	$50,929,736
MFS Core Growth Fund	106,454	—	—	—
MFS Emerging Markets Equity Fund	(101,271)	—	—	20,714,636
MFS Global Real Estate Fund	(150,037)	—	—	52,027,688
MFS Growth Fund	204,158	—	—	136,248,492
MFS Institutional Money Market Portfolio	—	—	225	974,955
MFS International Growth Fund	(119,219)	—	—	83,398,886
MFS International New Discovery Fund	(1,806)	—	—	41,452,418
MFS International Value Fund	208,092	—	—	82,388,270
MFS Mid Cap Growth Fund	160,324	—	—	104,929,001
MFS Mid Cap Value Fund	30,864	—	—	105,601,508
MFS New Discovery Fund	12,232,352	—	—	26,052,250
MFS New Discovery Value Fund	(203,619)	—	—	26,662,465
MFS Research Fund	357,829	—	—	94,754,639
MFS Research International Fund	(154,804)	—	—	83,060,820
MFS Value Fund	(640,398)	—	1,331,594	137,151,912
	$12,237,536	$—	$1,331,819	$1,046,347,676

(i)	The acquisition shares include shares received in the reorganization of MFS Core Growth Fund into MFS Growth Fund on August 26, 2011.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Asset Allocation Funds

MFS Conservative Allocation Fund

MFS Moderate Allocation Fund

MFS Growth Allocation Fund

MFS Aggressive Growth Allocation Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2011 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. Each investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2010 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Conservative Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the

Board Review of Investment Advisory Agreement – continued

worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2010 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Moderate Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2010 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Growth Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2010 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Aggressive Growth Allocation Fund

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2010, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2010 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

General

Because of the passage of time, the performance results stated above are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Conservative Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; (ii) the MFS Moderate Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was lower than the Lipper expense group median; and (iv) the MFS Aggressive Growth Allocation Fund’s total expense ratio was lower than the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by other similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2011

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mailso you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Absolute Return Fund

SEMIANNUAL REPORT

November 30, 2011

ART-SEM

MFS® ABSOLUTE RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. We have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and resultant higher oil prices. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses at a time when consumers and businesses struggle with what appears to be a slowing global economy. On top of all of that, we have seen long-term U.S. debt lose its Standard & Poor’s AAA rating and the long-term debt ratings of 15 eurozone nations put on negative watch.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 13, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Derivative Overlay (b)	Net Market Exposure (c)
Equity	Emerging Markets	0.0%	4.6%	4.6%
	Europe ex-U.K.	0.0%	4.1%	4.1%
	United Kingdom	0.0%	2.1%	2.1%
	Japan	0.0%	(0.2)%	(0.2)%
	U.S. Large Cap	0.0%	(1.8)%	(1.8)%
	North America ex-U.S.	0.0%	(2.4)%	(2.4)%
	Asia/Pacific ex-Japan	0.0%	(3.8)%	(3.8)%
Fixed Income	U.S.	47.5%	0.7%	48.2%
	Europe ex-U.K.	17.2%	(7.9)%	9.3%
	United Kingdom	5.0%	3.2%	8.2%
	Supranational	2.1%	0.0%	2.1%
	Emerging Markets	1.7%	0.0%	1.7%
	North America ex-U.S.	4.4%	(2.9)%	1.5%
	Developed - Middle East/Africa	0.4%	0.0%	0.4%
	Asia/Pacific ex-Japan	1.8%	(1.9)%	(0.1)%
	Japan	1.5%	(1.9)%	(0.4)%
Real Estate Related	U.S.	0.7%	0.0%	0.7%
	Non-U.S.	0.1%	0.0%	0.1%
Cash	Cash and Equivalents (d)	8.3%	0.2%	8.5%
	Derivative Offsets (e)	9.1%	8.1%	17.2%

2

Portfolio Composition – continued

Top ten holdings (c)
U.S. Treasury Note NOV 2012	5.3%
Fannie Mae 4.0% MAY 2026	3.8%
Govt of Great Britain Bond 10 yr Future SEP 2011	3.2%
IBEX - Future DEC 2011	2.1%
Federal Home Bank Loan 1.375 MAY 2014	2.1%
FTSE 100 Index Future JUN 2011	2.1%
S&P/TSX 60 Index Future DEC 2011	(2.4)%
Govt of Canada Bond 10 yr Future MAR 2012	(2.9)%
European Bund 10 yr Future DEC 2011	(7.9)%
U.S. Treasury Note 5 yr Future MAR 2012	(9.1)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain future positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash and Equivalents includes cash, other assets less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Regional distinctions are based upon the issuer country of the individual securities. All of the holdings that are included within the Active Security Selection column are U.S. Dollar denominated securities.

Percentages are based on net assets as of 11/30/11.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2011 through November 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2011 through November 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/11	Ending Account Value 11/30/11	Expenses Paid During Period (p) 6/01/11-11/30/11
A	Actual	1.09%	$1,000.00	$975.52	$5.38
	Hypothetical (h)	1.09%	$1,000.00	$1,019.55	$5.50
B	Actual	1.85%	$1,000.00	$971.03	$9.12
	Hypothetical (h)	1.85%	$1,000.00	$1,015.75	$9.32
C	Actual	1.85%	$1,000.00	$971.09	$9.12
	Hypothetical (h)	1.85%	$1,000.00	$1,015.75	$9.32
I	Actual	0.84%	$1,000.00	$976.64	$4.15
	Hypothetical (h)	0.84%	$1,000.00	$1,020.80	$4.24
R1	Actual	1.85%	$1,000.00	$971.65	$9.12
	Hypothetical (h)	1.85%	$1,000.00	$1,015.75	$9.32
R2	Actual	1.35%	$1,000.00	$974.12	$6.66
	Hypothetical (h)	1.35%	$1,000.00	$1,018.25	$6.81
R3	Actual	1.10%	$1,000.00	$975.37	$5.43
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
R4	Actual	0.85%	$1,000.00	$976.62	$4.20
	Hypothetical (h)	0.85%	$1,000.00	$1,020.75	$4.29

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occurr during the fund’s current fiscal year. Had these fee changes, which are based on estimated expenses, been in effect throughout the entire six month period, the annualized expense ratios would have been 1.15%, 1.90%, 1.90%, 0.90%, 1.90%, 1.40%, 1.15%, and 0.90% for Classes A, B, C, I, R1, R2, R3, and R4 respectively; the actual expenses paid during the period would have been approximately $5.68, $9.36, $9.36, $4.45, $9.36, $6.91, $5.68, and $4.45 for Classes A, B, C, I, R1, R2, R3 and R4 respectively; and the hypothetical expenses paid during the period would have been approximately $5.81, $9.57, $9.57, $4.55, $9.57, $7.06, $5.81, and $4.55 for Classes A, B, C, I, R1, R2, R3, and R4 respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

11/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.9%
Issuer	Shares/Par	Value ($)

Airlines - 0.2%
Continental Airlines, Inc., FRN, 0.677%, 2013	$237,164	$221,934

Apparel Manufacturers - 0.5%
VF Corp., FRN, 1.245%, 2013	$450,000	$450,006

Asset-Backed & Securitized - 6.1%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$216,293	$216,272
Anthracite Ltd., “A”, CDO, FRN, 0.617%, 2019 (z)	144,070	120,298
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	800,000	799,487
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.849%, 2015	312,000	311,990
FUEL Trust, 4.207%, 2016 (n)	200,000	196,808
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	800,000	799,574
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	450,000	463,578
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	150,000	150,664
John Deere Owner Trust, “A2”, 0.64%, 2014	150,000	149,926
Nissan Auto Lease Trust, “A2”, 0.7%, 2014	800,000	799,347
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (z)	420,000	419,990
Santander Drive Auto Receivable Trust, “A2”, 1.04%, 2014	860,000	859,200
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051	500,000	527,530

		$5,814,664
Automotive - 2.7%
American Honda Finance Corp., 1.85%, 2014 (z)	$620,000	$622,551
Daimler Finance North America LLC, FRN, 1.543%, 2013 (z)	300,000	299,203
Harley-Davidson Financial Services, 3.875%, 2016 (n)	420,000	430,193
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	100,000	101,641
Nissan Motor Acceptance Corp., 4.5%, 2015 (n)	300,000	311,104
RCI Banque S.A., FRN, 2.261%, 2014 (n)	430,000	399,610
Toyota Motor Credit Corp., 1.25%, 2014	260,000	259,415
Toyota Motor Credit Corp., 3.2%, 2015	125,000	131,078

		$2,554,795
Banks & Diversified Financials (Covered Bonds) - 2.6%
Bank of Nova Scotia, 1.45%, 2013 (n)	$725,000	$729,454
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	125,000	126,509
Compagnie de Financement Foncier, 2.125%, 2013 (n)	500,000	498,111
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	500,000	506,229
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	400,000	408,860

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Banks & Diversified Financials (Covered Bonds) - continued
Stadshypotek AB, FRN, 1.45%, 2013 (z)	$250,000	$248,599

		$2,517,762
Broadcasting - 0.9%
NBCUniversal Media LLC, 2.1%, 2014	$400,000	$406,796
WPP Finance, 8%, 2014	375,000	421,717

		$828,513
Brokerage & Asset Managers - 0.6%
BlackRock, Inc., 3.5%, 2014	$125,000	$133,493
Franklin Resources, Inc., 2%, 2013	425,000	428,766

		$562,259
Cable TV - 0.6%
Comcast Corp., 5.3%, 2014	$125,000	$135,001
DIRECTV Holdings LLC, 4.75%, 2014	425,000	459,730

		$594,731
Chemicals - 1.2%
Dow Chemical Co., 7.6%, 2014	$500,000	$565,337
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	100,000	110,012
PPG Industries, Inc., 5.75%, 2013	450,000	475,912

		$1,151,261
Computer Software - 0.5%
Adobe Systems, Inc., 3.25%, 2015	$425,000	$444,429

Conglomerates - 1.4%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$600,000	$602,627
Danaher Corp., 1.3%, 2014	500,000	505,816
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	230,000	268,483

		$1,376,926
Consumer Products - 2.0%
Clorox Co., 5%, 2013	$625,000	$653,680
Mattel, Inc., 5.625%, 2013	400,000	421,613
Newell Rubbermaid, Inc., 5.5%, 2013	100,000	105,153
Procter & Gamble Co., 0.7%, 2014	450,000	451,947
Royal Philips Electronics N.V., 4.625%, 2013	305,000	319,123

		$1,951,516
Defense Electronics - 0.5%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$420,000	$444,329

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 1.3%
Applied Materials, Inc., 2.65%, 2016	$400,000	$407,646
Broadcom Corp., 1.5%, 2013	125,000	126,285
Texas Instruments, Inc., 1.375%, 2014	600,000	607,341
Tyco Electronics Ltd., 6%, 2012	125,000	130,131

		$1,271,403
Emerging Market Quasi-Sovereign - 0.7%
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$425,000	$455,689
Petrobras International Finance Co., 3.875%, 2016	200,000	202,987

		$658,676
Emerging Market Sovereign - 0.3%
State of Qatar, 5.15%, 2014 (n)	$300,000	$321,750

Energy - Independent - 0.5%
EnCana Holdings Finance Corp., 5.8%, 2014	$440,000	$478,115

Energy - Integrated - 3.4%
BG Energy Capital PLC, 2.875%, 2016 (z)	$280,000	$284,721
BP Capital Markets PLC, 3.125%, 2015	450,000	464,435
Cenovus Energy, Inc., 4.5%, 2014	425,000	457,889
Hess Corp., 7%, 2014	400,000	444,415
Husky Energy, Inc., 5.9%, 2014	400,000	436,111
Petro-Canada Financial Partnership, 5%, 2014	420,000	454,246
Royal Dutch Shell PLC, 3.1%, 2015	515,000	547,661
TOTAL S.A., 3%, 2015	125,000	131,578

		$3,221,056
Financial Institutions - 0.9%
General Electric Capital Corp., 1.875%, 2013	$175,000	$176,443
General Electric Capital Corp., FRN, 1.234%, 2014	700,000	689,868

		$866,311
Food & Beverages - 4.3%
Anheuser-Busch InBev S.A., 3%, 2012	$125,000	$127,187
Anheuser-Busch InBev S.A., 3.625%, 2015	500,000	531,746
Cadbury Schweppes U.S. Finance, 5.125%, 2013	125,000	132,501
Cargill, Inc., 5.2%, 2013 (n)	300,000	313,532
Coca-Cola Co., 1.8%, 2016 (n)	230,000	231,836
Conagra Foods, Inc., 5.875%, 2014	325,000	356,360
Diageo Capital PLC, 7.375%, 2014	400,000	451,798
General Mills, Inc., 5.25%, 2013	125,000	133,696
General Mills, Inc., 5.2%, 2015	400,000	444,730

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
H.J. Heinz Co., 5.35%, 2013	$425,000	$454,441
Miller Brewing Co., 5.5%, 2013 (n)	125,000	133,650
PepsiCo, Inc., 2.5%, 2016	225,000	232,318
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	500,000	504,541

		$4,048,336
Food & Drug Stores - 0.4%
CVS Caremark Corp., 3.25%, 2015	$350,000	$368,118

Gaming & Lodging - 0.1%
Marriott International, Inc., 5.625%, 2013	$100,000	$103,478

Insurance - 2.4%
Aflac, Inc., 3.45%, 2015	$400,000	$411,124
American International Group, Inc., 3.65%, 2014	400,000	386,670
Lincoln National Corp., 4.3%, 2015	125,000	129,029
MassMutual Global Funding, FRN, 0.781%, 2014 (n)	130,000	129,992
MetLife, Inc., FRN, 1.685%, 2013	550,000	552,659
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	130,000	135,878
Prudential Financial, Inc., 3.625%, 2012	125,000	126,833
Prudential Financial, Inc., 2.75%, 2013	400,000	404,130

		$2,276,315
Insurance - Health - 1.1%
UnitedHealth Group, Inc., 4.875%, 2013	$460,000	$479,791
UnitedHealth Group, Inc., 4.875%, 2013	125,000	130,789
WellPoint, Inc., 5%, 2014	400,000	435,230

		$1,045,810
Insurance - Property & Casualty - 1.4%
ACE Ltd., 2.6%, 2015	$215,000	$217,398
Aon Corp., 3.5%, 2015	375,000	383,014
AXIS Capital Holdings Ltd., 5.75%, 2014	300,000	314,754
Berkshire Hathaway, Inc., FRN, 1.157%, 2014	460,000	462,476

		$1,377,642
International Market Quasi-Sovereign - 8.1%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$800,000	$839,806
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	800,000	826,637
Dexia Credit Local, NY, 2%, 2013 (n)	250,000	243,115
Electricite de France PLC, 5.5%, 2014 (n)	500,000	536,081
Finance for Danish Industry A.S., 2%, 2013 (n)	850,000	864,156
ING Bank N.V., 3.9%, 2014 (n)	200,000	212,345

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - continued
Instituto de Credito Oficial, 2.5%, 2012	$200,000	$197,096
KfW Bankengruppe, 3.5%, 2014	175,000	184,550
Kommunalbanken AS, 1%, 2014 (n)	620,000	620,959
Kommunalbanken AS, 1.75%, 2015 (n)	150,000	151,989
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	300,000	321,495
Nationwide Building Society, 2.5%, 2012 (n)	500,000	506,094
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	750,000	753,840
Oesterreichische Kontrollbank AG, 1.375%, 2014	1,000,000	998,967
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	150,000	156,402
Statoil A.S.A., 2.9%, 2014	125,000	131,218
Statoil A.S.A., 1.8%, 2016	180,000	180,563

		$7,725,313
International Market Sovereign - 1.3%
Republic of Finland, 1.25%, 2015 (n)	$1,000,000	$1,009,403
Republic of Iceland, 4.875%, 2016 (n)	201,000	196,201

		$1,205,604
Local Authorities - 1.4%
Province of British Columbia, 2.85%, 2015	$1,000,000	$1,062,381
Province of Ontario, 2.3%, 2016	300,000	309,154

		$1,371,535
Major Banks - 4.3%
ABN AMRO Bank N.V., 3%, 2014 (n)	$200,000	$198,397
ANZ National (International) Ltd., FRN, 1.351%, 2013 (n)	450,000	447,617
BB&T Corp., 2.05%, 2014	170,000	172,165
Commonwealth Bank of Australia, 3.75%, 2014 (n)	125,000	129,855
Danske Bank A/S, 3.75%, 2015 (n)	100,000	95,540
HSBC Bank PLC, 3.1%, 2016 (n)	420,000	418,189
ING Bank N.V., FRN, 1.593%, 2013 (n)	200,000	197,531
ING Bank N.V., FRN, 1.94%, 2014 (n)	350,000	333,085
Intesa Sanpaolo S.p.A., FRN, 2.906%, 2014 (n)	200,000	175,247
KeyCorp, 3.75%, 2015	100,000	102,232
PNC Funding Corp., 3.625%, 2015	125,000	130,505
Royal Bank of Scotland PLC, 4.375%, 2016	120,000	113,486
Santander UK PLC, 3.875%, 2014 (n)	100,000	93,629
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	100,612
Standard Chartered PLC, FRN, 1.403%, 2014 (n)	500,000	495,347
SunTrust Banks, Inc., 3.5%, 2017	303,000	297,644
Wells Fargo & Co., 3.75%, 2014	550,000	581,743

		$4,082,824

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 1.6%
Becton, Dickinson & Co., 1.75%, 2016	$150,000	$150,324
Covidien International Finance SA, 1.875%, 2013	500,000	506,128
McKesson Corp., 3.25%, 2016	375,000	395,925
Thermo Fisher Scientific, Inc., 2.25%, 2016	440,000	445,809

		$1,498,186
Metals & Mining - 1.3%
Anglo American Capital, 2.15%, 2013 (n)	$400,000	$399,641
ArcelorMittal, 3.75%, 2015	350,000	331,960
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	500,000	509,452

		$1,241,053
Mortgage-Backed - 5.2%
Fannie Mae, 5.152%, 2016	$216,040	$241,434
Fannie Mae, 3.5%, 2025	1,087,684	1,131,252
Fannie Mae, 4%, 2025	1,910,138	2,006,902
Fannie Mae, 4%, 2026 (f)	1,533,753	1,613,368

		$4,992,956
Natural Gas - Pipeline - 1.3%
Energy Transfer Partners LP, 8.5%, 2014	$320,000	$362,256
Enterprise Products Operating LP, 3.2%, 2016	400,000	415,246
Kinder Morgan Energy Partners LP, 5.125%, 2014	420,000	455,360

		$1,232,862
Network & Telecom - 2.1%
AT&T, Inc., 6.7%, 2013	$125,000	$138,086
BellSouth Corp., 5.2%, 2014	400,000	440,248
France Telecom, 2.125%, 2015	125,000	123,077
Telecom Italia Capital, 5.25%, 2013	400,000	384,988
Telefonica Emisiones S.A.U., 2.582%, 2013	275,000	266,682
Verizon Communications, Inc., 5.25%, 2013	600,000	634,346

		$1,987,427
Oil Services - 0.8%
Noble Corp., 5.875%, 2013	$500,000	$531,829
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	220,202	216,348

		$748,177
Other Banks & Diversified Financials - 2.3%
American Express Centurion Bank, 5.5%, 2013	$250,000	$261,522
BBVA Senior Finance S.A. Unipersonal, FRN, 2.586%, 2014	300,000	270,141
Capital One Financial Corp., FRN, 1.553%, 2014	450,000	440,212

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	$125,000	$120,846
Nordea Bank AB, 1.75%, 2013 (n)	125,000	123,212
Santander International Debt S.A., 2.991%, 2013 (n)	300,000	284,468
Svenska Handelsbanken AB, 2.875%, 2012 (n)	125,000	126,522
Svenska Handelsbanken AB, 4.875%, 2014 (n)	100,000	106,211
Union Bank, FRN, 1.478%, 2014	500,000	493,785

		$2,226,919
Pharmaceuticals - 1.6%
Amgen, Inc., 2.3%, 2016	$450,000	$441,169
Celgene Corp., 2.45%, 2015	425,000	432,004
Sanofi, 1.2%, 2014	200,000	201,008
Teva Pharmaceutical Finance III, 1.7%, 2014	420,000	421,903

		$1,496,084
Real Estate - 0.8%
HCP, Inc., REIT, 2.7%, 2014	$470,000	$467,670
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	170,000	170,804
WEA Finance LLC, REIT, 5.4%, 2012 (n)	100,000	102,723

		$741,197
Retailers - 1.2%
AutoZone, Inc., 6.5%, 2014	$125,000	$138,479
Home Depot, Inc., 5.25%, 2013	125,000	135,378
Staples, Inc., 9.75%, 2014	300,000	342,782
Wesfarmers Ltd., 6.998%, 2013 (n)	100,000	106,736
Wesfarmers Ltd., 2.983%, 2016 (n)	400,000	406,332

		$1,129,707
Specialty Chemicals - 0.4%
Airgas, Inc., 2.95%, 2016	$400,000	$404,506

Specialty Stores - 0.3%
Best Buy Co., Inc., 6.75%, 2013	$300,000	$318,265

Supermarkets - 1.4%
Delhaize Group, 5.875%, 2014	$360,000	$391,878
Kroger Co., 5%, 2013	125,000	130,428
Safeway, Inc., 5.8%, 2012	400,000	412,345
Tesco PLC, 2%, 2014 (z)	280,000	280,911
Woolworths Ltd., 2.55%, 2015 (n)	125,000	127,574

		$1,343,136

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - 2.1%
Corporacion Andina de Fomento, 6.875%, 2012	$40,000	$40,529
Council of Europe, 4.5%, 2014	800,000	866,785
European Investment Bank, 5%, 2013	1,000,000	1,066,196

		$1,973,510
Telecommunications - Wireless - 1.0%
America Movil S.A.B. de C.V., 2.375%, 2016	$200,000	$195,325
Crown Castle Towers LLC, 4.523%, 2015 (n)	560,000	585,235
Vodafone Group PLC, 4.15%, 2014	125,000	133,340

		$913,900
Tobacco - 0.7%
Altria Group, Inc., 8.5%, 2013	$325,000	$368,767
B.A.T. International Finance PLC, 8.125%, 2013 (n)	125,000	140,542
Lorillard Tobacco Co., 3.5%, 2016	190,000	190,774

		$700,083
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 2013 (n)	$525,000	$527,216

U.S. Government Agencies and Equivalents - 4.7%
Aid-Egypt, 4.45%, 2015	$730,000	$817,074
Federal Home Loan Bank, 1.375%, 2014	2,000,000	2,039,878
National Credit Union Administration, 1.4%, 2015	820,000	828,856
Small Business Administration, 2.25%, 2021	800,000	825,420

		$4,511,228
U.S. Treasury Obligations - 5.3%
U.S. Treasury Notes, 0.5%, 2012 (f)	$5,000,000	$5,017,190

Utilities - Electric Power - 4.5%
Dominion Resources, Inc., 1.95%, 2016	$460,000	$459,913
DTE Energy Co., FRN, 1.227%, 2013	400,000	399,525
Duke Energy Corp., 6.3%, 2014	525,000	581,939
EDP Finance B.V., 5.375%, 2012 (n)	300,000	295,272
Enel Finance International S.A., 5.7%, 2013 (n)	320,000	324,954
Exelon Generation Co. LLC, 5.35%, 2014	400,000	428,089
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	125,000	124,838
PG&E Corp., 5.75%, 2014	200,000	218,419
PPL WEM Holdings PLC, 3.9%, 2016 (n)	100,000	101,806
Progress Energy, Inc., 6.05%, 2014	500,000	553,265
PSEG Power LLC, 2.75%, 2016	190,000	189,962
Southern Co., 2.375%, 2015	550,000	562,425

		$4,240,407
Total Bonds (Identified Cost, $86,700,987)		$86,579,420

13

Portfolio of Investments (unaudited) – continued

Put Options Purchased - 0.0%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

S&P 500 Index - March 2012 @ $800 (Premiums Paid, $43,390)	30	$13,200

	Shares/Par
Money Market Funds (v) - 8.5%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	8,040,330	$8,040,330
Total Investments (Identified Cost, $94,784,707)		$94,632,950

Other Assets, Less Liabilities - 0.6%		612,113
Net Assets - 100.0%		$95,245,063

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,943,136, representing 22.0% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Honda Finance Corp., 1.85%, 2014	9/13/11	$619,733	$622,551
Anthracite Ltd., “A”, CDO, FRN, 0.617%, 2019	5/11/11	132,447	120,298
BG Energy Capital PLC, 2.875%, 2016	10/06/11	279,544	284,721
Daimler Finance North America LLC, FRN, 1.543%, 2013	9/07/11	300,000	299,203
Porsche Innovative Lease Owner Trust, 0.92%, 2014	11/09/11	419,990	419,990
Stadshypotek AB, FRN, 1.45%, 2013	6/08/11	251,729	248,599
Tesco PLC, 2%, 2014	11/28/11	279,709	280,911
Total Restricted Securities			$2,276,273
% of Net Assets			2.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

14

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 11/30/11

Forward Foreign Currency Exchange Contracts at 11/30/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	230,048	2/09/12	$236,163	$234,688	$1,475
SELL	CAD	Goldman Sachs International	488,251	2/09/12	481,095	477,900	3,195
SELL	CAD	JPMorgan Chase Bank N.A.	3,431,837	2/09/12	3,381,954	3,359,080	22,874
SELL	CHF	Goldman Sachs International	1,337,367	2/09/12	1,521,395	1,466,588	54,807
SELL	CHF	JPMorgan Chase Bank N.A.	301,919	2/09/12	343,364	331,091	12,273
SELL	EUR	JPMorgan Chase Bank N.A.	994,607	2/09/12	1,371,648	1,337,369	34,279
SELL	SEK	JPMorgan Chase Bank N.A.	2,414,848	2/09/12	365,230	355,716	9,514

							$138,417

15

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	54,077	2/09/12	$55,545	$55,168	$(377)
BUY	EUR	Goldman Sachs International	2,333,717	2/09/12	3,218,102	3,137,962	(80,140)
BUY	GBP	JPMorgan Chase Bank N.A.	954,343	2/09/12	1,523,536	1,496,362	(27,174)
SELL	JPY	JPMorgan Chase Bank N.A.	218,412,037	2/09/12	2,804,663	2,820,332	(15,669)
BUY	NOK	Goldman Sachs International	11,438,494	2/09/12	2,020,436	1,974,327	(46,109)
BUY	NOK	JPMorgan Chase Bank N.A.	6,420,479	2/09/12	1,134,192	1,108,198	(25,994)
BUY	NZD	JPMorgan Chase Bank N.A.	597,810	2/09/12	471,180	464,534	(6,646)
BUY	SEK	Goldman Sachs International	10,293,159	2/09/12	1,556,693	1,516,222	(40,471)

							$(242,580)

Futures Contracts Outstanding at 11/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index (Long)	EUR	16	$682,393	December - 2011	$23,610
DAX Index (Long)	EUR	3	614,925	December - 2011	103,218
FTSE 100 Index (Long)	GBP	23	1,997,062	December - 2011	117,348
FTSE JSE Top 40 Index (Long)	ZAR	25	931,377	December - 2011	49,136
FTSE MIB Index (Long)	EUR	13	1,340,564	December - 2011	149,218
Hang Seng China ENT Index (Long)	HKD	15	990,395	December - 2011	85,522
IBEX Index (Long)	EUR	18	2,062,063	December - 2011	63,548
KOSPI Index (Long)	KRW	2	220,942	December - 2011	21,442
Mex Bolsa Index (Long)	MXN	12	325,307	December - 2011	14,576
MSCI Taiwan Index (Long)	USD	38	967,406	December - 2011	43,027
NIKKEI 225 Index (Short)	JPY	2	221,954	December - 2011	3,650
S&P TSX 60 Index (Short)	CAD	17	2,315,113	December - 2011	34,269

					$708,564

16

Portfolio of Investments (unaudited) – continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures
Govt Of Canada Bond 10 yr (Short)	CAD	21	$2,718,192	March - 2012	$7,330
Euro Bund (Short)	EUR	42	7,552,185	December - 2011	175,683
Japan Govt Bond 10 yr (Short)	JPY	1	1,827,875	December - 2011	8,748
U.S. Treasury Note 5 yr (Short)	USD	71	8,707,484	March - 2012	11,519

					$203,280

					$911,844

Liability Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	6	$649,793	December - 2011	$(17,815)
Bovespa Index (Long)	BRL	33	1,038,989	December - 2011	(534)
Hang Seng Index (Short)	HKD	13	1,584,591	December - 2011	(98,901)
ISE 30 Index (Long)	TRY	97	351,269	December - 2011	(14,950)
MSCI Singapore Index (Short)	SGD	30	1,473,232	December - 2011	(65,164)
NIFTY Index (Short)	USD	34	334,393	December - 2011	(1,978)
OMX Index (Short)	SEK	50	731,025	December - 2011	(22,980)
S&P 500 E-Mini Index (Short)	USD	25	1,557,500	December - 2011	(10,363)

					$(232,685)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	15	$1,799,685	December - 2011	$(82,316)
GB Govt Bond 10 yr (Long)	GBP	17	3,027,193	March - 2012	(49,023)
U.S. Treasury Note 10 yr (Long)	USD	5	646,719	March - 2012	(3,064)

					$(134,403)

					$(367,088)

At November 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $86,744,377)	$86,592,620
Underlying affiliated funds, at cost and value	8,040,330
Total investments, at value (identified cost, $94,784,707)	$94,632,950
Cash	1,565
Receivables for
Forward foreign currency exchange contracts	138,417
Daily variation margin on open futures contracts	115,417
Investments sold	9,798
Fund shares sold	422,744
Interest	576,166
Other assets	117
Total assets	$95,897,174
Liabilities
Payables for
Distributions	$15
Forward foreign currency exchange contracts	242,580
Investments purchased	279,709
Fund shares reacquired	92,006
Payable to affiliates
Investment adviser	3,504
Shareholder servicing costs	42
Distribution and service fees	169
Payable for independent Trustees’ compensation	219
Accrued expenses and other liabilities	33,867
Total liabilities	$652,111
Net assets	$95,245,063
Net assets consist of
Paid-in capital	$97,990,956
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	262,344
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,513,467)
Accumulated distributions in excess of net investment income	(494,770)
Net assets	$95,245,063
Shares of beneficial interest outstanding	9,761,813

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,173,671	325,546	$9.75
Class B	909,064	93,315	9.74
Class C	1,323,972	135,938	9.74
Class I	89,445,056	9,166,676	9.76
Class R1	97,953	10,047	9.75
Class R2	98,283	10,080	9.75
Class R3	98,449	10,097	9.75
Class R4	98,615	10,114	9.75

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.24 [100 / 95.25 x $9.75]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$672,106
Dividends from underlying affiliated funds	5,661
Total investment income	$677,767
Expenses
Management fee	$289,255
Distribution and service fees	11,108
Shareholder servicing costs	203
Administrative services fee	11,606
Independent Trustees’ compensation	258
Custodian fee	8,206
Shareholder communications	4,231
Auditing fees	35,651
Legal fees	915
Miscellaneous	24,551
Total expenses	$385,984
Fees paid indirectly	(9)
Reduction of expenses by investment adviser	(137)
Net expenses	$385,838
Net investment income	$291,929
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(17,422)
Futures contracts	(2,067,646)
Foreign currency transactions	(393,013)
Net realized gain (loss) on investments and foreign currency transactions	$(2,478,081)
Change in unrealized appreciation (depreciation)
Investments	$(334,804)
Futures contracts	523,145
Translation of assets and liabilities in foreign currencies	(116,112)
Net unrealized gain (loss) on investments and foreign currency translation	$72,229
Net realized and unrealized gain (loss) on investments and foreign currency	$(2,405,852)
Change in net assets from operations	$(2,113,923)

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/11 (unaudited)	Period ended 5/31/11 (c)
From operations
Net investment income	$291,929	$15,795
Net realized gain (loss) on investments and foreign currency transactions	(2,478,081)	76,679
Net unrealized gain (loss) on investments and foreign currency translation	72,229	190,115
Change in net assets from operations	$(2,113,923)	$282,589
Distributions declared to shareholders
From net investment income	$(870,951)	$(43,608)
Change in net assets from fund share transactions	$56,992,266	$40,998,690
Total change in net assets	$54,007,392	$41,237,671
Net assets
At beginning of period	41,237,671	—
At end of period (including accumulated distributions in excess of net investment income of $494,770 and undistributed net investment income of $84,252, respectively)	$95,245,063	$41,237,671

(c)	For the period from the commencement of the fund’s investment operation, March 30, 2011, through the stated period end.

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.27)		0.09
Total from investment operations	$(0.25)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.02)
Net asset value, end of period (x)	$9.75		$10.08
Total return (%) (r)(s)(t)(x)	(2.45	)(n)	0.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	2.63	(a)
Expenses after expense reductions (f)	1.09	(a)	1.15	(a)
Net investment income	0.48	(a)	0.42	(a)
Portfolio turnover	1		0	(z)
Net assets at end of period (000 omitted)	$3,174		$614

See Notes to Financial Statements

21

Financial Highlights – continued

Class B	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		0.10
Total from investment operations	$(0.29)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.01)
Net asset value, end of period (x)	$9.74		$10.08
Total return (%) (r)(s)(t)(x)	(2.90	)(n)	0.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	3.36	(a)
Expenses after expense reductions (f)	1.85	(a)	1.90	(a)
Net investment loss	(0.24	)(a)	(0.55	)(a)
Portfolio turnover	1		0	(z)
Net assets at end of period (000 omitted)	$909		$153

Class C	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		0.10
Total from investment operations	$(0.29)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.01)
Net asset value, end of period (x)	$9.74		$10.08
Total return (%) (r)(s)(t)(x)	(2.89	)(n)	0.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	3.38	(a)
Expenses after expense reductions (f)	1.85	(a)	1.90	(a)
Net investment loss	(0.24	)(a)	(0.40	)(a)
Portfolio turnover	1		0	(z)
Net assets at end of period (000 omitted)	$1,324		$238

See Notes to Financial Statements

22

Financial Highlights – continued

Class I	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.09		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		0.10
Total from investment operations	$(0.23)		$0.11
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.02)
Net asset value, end of period (x)	$9.76		$10.09
Total return (%) (r)(s)(x)	(2.34	)(n)	1.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	2.32	(a)
Expenses after expense reductions (f)	0.84	(a)	0.90	(a)
Net investment income	0.68	(a)	0.37	(a)
Portfolio turnover	1		0	(z)
Net assets at end of period (000 omitted)	$89,445		$39,829

Class R1	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.27)		0.09
Total from investment operations	$(0.29)		$0.08
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.00	)(w)
Net asset value, end of period (x)	$9.75		$10.08
Total return (%) (r)(s)(x)	(2.84	)(n)	0.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	3.37	(a)
Expenses after expense reductions (f)	1.85	(a)	1.90	(a)
Net investment loss	(0.35	)(a)	(0.61	)(a)
Portfolio turnover	1		0	(z)
Net assets at end of period (000 omitted)	$98		$101

See Notes to Financial Statements

23

Financial Highlights – continued

Class R2	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.27)		0.09
Total from investment operations	$(0.26)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.01)
Net asset value, end of period (x)	$9.75		$10.08
Total return (%) (r)(s)(x)	(2.59	)(n)	0.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	2.87	(a)
Expenses after expense reductions (f)	1.35	(a)	1.40	(a)
Net investment income (loss)	0.15	(a)	(0.12	)(a)
Portfolio turnover	1		0	(z)
Net assets at end of period (000 omitted)	$98		$101

Class R3	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.27)		0.09
Total from investment operations	$(0.25)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.01)
Net asset value, end of period (x)	$9.75		$10.08
Total return (%) (r)(s)(x)	(2.46	)(n)	0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	2.62	(a)
Expenses after expense reductions (f)	1.10	(a)	1.15	(a)
Net investment income	0.40	(a)	0.14	(a)
Portfolio turnover	1		0	(z)
Net assets at end of period (000 omitted)	$98		$101

See Notes to Financial Statements

24

Financial Highlights – continued

Class R4	Six months ended 11/30/11 (unaudited)		Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		0.09
Total from investment operations	$(0.23)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.02)
Net asset value, end of period (x)	$9.75		$10.08
Total return (%) (r)(s)(x)	(2.34	)(n)	0.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	2.37	(a)
Expenses after expense reductions (f)	0.85	(a)	0.90	(a)
Net investment income	0.66	(a)	0.39	(a)
Portfolio turnover	1		0	(z)
Net assets at end of period (000 omitted)	$99		$101

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	Less than 0.5%.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Absolute Return Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures

26

Notes to Financial Statements (unaudited) – continued

contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

27

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$13,200	$—	$—	$13,200
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	9,528,418	—	9,528,418
Non-U.S. Sovereign Debt	—	11,884,853	—	11,884,853
Corporate Bonds	—	33,902,227	—	33,902,227
Residential Mortgage-Backed Securities	—	4,992,956	—	4,992,956
Commercial Mortgage-Backed Securities	—	527,530	—	527,530
Asset-Backed Securities (including CDOs)	—	5,287,134	—	5,287,134
Foreign Bonds	—	20,456,302	—	20,456,302
Mutual Funds	8,040,330	—	—	8,040,330
Total Investments	$8,053,530	$86,579,420	$—	$94,632,950

Other Financial Instruments
Futures	$174,191	$370,565	$—	$544,756
Forward Foreign Currency Exchange Contracts	—	(104,163)	—	(104,163)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are

28

Notes to Financial Statements (unaudited) – continued

recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$203,280	$(134,403)
Foreign Exchange	Forward Foreign Currency Exchange	138,417	(242,580)
Equity	Equity Futures	708,564	(232,685)
Equity	Purchased Equity Options	13,200	—
Total		$1,063,461	$(609,668)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

29

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate	$(656,243)	$—	$—
Foreign Exchange	—	(409,475)	—
Equity	(1,411,403)	—	744
Total	$(2,067,646)	$(409,475)	$744

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$110,417	$—	$—
Foreign Exchange	—	(91,177)	—
Equity	412,728	—	(25,308)
Total	$523,145	$(91,177)	$(25,308)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

30

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a

31

Notes to Financial Statements (unaudited) – continued

certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to

32

Notes to Financial Statements (unaudited) – continued

the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

33

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/11
Ordinary income (including any short-term capital gains)	$43,608

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/11
Cost of investments	$95,294,894
Gross appreciation	349,857
Gross depreciation	(1,011,801)
Net unrealized appreciation (depreciation)	$(661,944)

As of 5/31/11
Undistributed ordinary income	115,036
Undistributed long-term capital gain	639
Other temporary differences	(26,313)
Net unrealized appreciation (depreciation)	149,619

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

34

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/11	Period ended 5/31/11 (c)
Class A	$18,818	$912
Class B	3,136	92
Class C	4,719	185
Class I	841,344	42,007
Class R1	448	13
Class R2	701	93
Class R3	829	133
Class R4	956	173
Total	$870,951	$43,608

(c)	For the period from the commencement of the fund’s operations, March 31, 2011, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Next $1.5 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%

The management fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses,

35

Notes to Financial Statements (unaudited) – continued

such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2012. For the six months ended November 30, 2011, the fund’s actual operating expense did not exceed the limit and therefore the investment advisor did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,088 for the six months ended November 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,586
Class B	0.75%	0.25%	1.00%	1.00%	3,113
Class C	0.75%	0.25%	1.00%	1.00%	4,537
Class R1	0.75%	0.25%	1.00%	1.00%	497
Class R2	0.25%	0.25%	0.50%	0.50%	250
Class R3	—	0.25%	0.25%	0.25%	125
Total Distribution and Service Fees					$11,108

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent

36

Notes to Financial Statements (unaudited) – continued

deferred sales charges are paid to MFD. There were no contingent deferred sales charges imposed during the six months ended November 30, 2011.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended November 30, 2011, these costs amounted to $203. The fund may also pay shareholder servicing related costs to non-related parties.

Effective January 1, 2012, the fund was added to a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2011, the fund did not pay any expenses under this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2011 was equivalent to an annual effective rate of 0.0262% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin

37

Notes to Financial Statements (unaudited) – continued

Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $253 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $137, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$11,633,795	$676,103
Investments (non-U.S. Government securities)	$51,322,641	$217,095

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/11		Period ended 5/31/11 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	302,884	$3,005,424	65,202	$654,177
Class B	83,809	828,700	15,206	152,287
Class C	112,953	1,117,055	23,555	236,347
Class I	5,539,106	55,612,559	6,372,067	64,075,468
Class R1	—	—	10,000	100,000
Class R2	—	—	10,000	100,000
Class R3	—	—	10,000	100,000
Class R4	—	—	10,000	100,000
	6,038,752	$60,563,738	6,516,030	$65,518,279

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/11		Period ended 5/31/11 (c)
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,905	$18,769	90	$912
Class B	314	3,083	9	89
Class C	478	4,692	18	185
Class I	85,162	841,344	4,163	42,007
Class R1	46	448	1	13
Class R2	71	701	9	93
Class R3	84	829	13	133
Class R4	97	956	17	173
	88,157	$870,822	4,320	$43,605
Shares reacquired
Class A	(40,110)	$(396,262)	(4,425)	$(44,514)
Class B	(6,023)	(59,090)	—	—
Class C	(1,066)	(10,423)	—	—
Class I	(403,824)	(3,976,519)	(2,429,998)	(24,518,680)
	(451,023)	$(4,442,294)	(2,434,423)	$(24,563,194)
Net change
Class A	264,679	$2,627,931	60,867	$610,575
Class B	78,100	772,693	15,215	152,376
Class C	112,365	1,111,324	23,573	236,532
Class I	5,220,444	52,477,384	3,946,232	39,598,795
Class R1	46	448	10,001	100,013
Class R2	71	701	10,009	100,093
Class R3	84	829	10,013	100,133
Class R4	97	956	10,017	100,173
	5,675,886	$56,992,266	4,085,927	$40,998,690

(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its

39

Notes to Financial Statements (unaudited) – continued

borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2011, the fund’s commitment fee and interest expense were $139 and $732, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	899,221	58,747,632	(51,606,523)	8,040,330

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,661	$8,040,330

40

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

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PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 13, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 13, 2012

*	Print name and title of each signing officer under his or her signature.